UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21591

AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	01-31-2016

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT	JANUARY 31, 2016

One Choice Portfolio®: Very Conservative

One Choice Portfolio®: Conservative

One Choice Portfolio®: Moderate

One Choice Portfolio®: Aggressive

One Choice Portfolio®: Very Aggressive

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended January 31, 2016. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Concerns About China’s Growth and U.S. Central Bank Moves Triggered Market Volatility

Widespread concerns about global economic growth, especially in emerging markets, sparked sharp financial market volatility during the reporting period. China was the primary catalyst, where market-moving events included slowing economic growth, a stock market crash, currency devaluations, and massive monetary policy easing. These events sent shock waves through the global markets last August and reignited in January, triggering sell-offs in riskier assets such as stocks and high-yield bonds, and a plunge in commodity prices, most notably oil. Last summer’s market volatility convinced the U.S. Federal Reserve (the Fed) to postpone any long-awaited interest rate hikes until the end of 2015.

The Fed’s decision to delay raising interest rates, along with further monetary policy easing by other major central banks, helped stabilize market conditions briefly. But heightened geopolitical unrest, further signs of global economic deceleration, continued oil price erosion, and the Fed’s decision to finally raise interest rates in December put further pressure on riskier assets as 2015 ended and 2016 began. The U.S. dollar advanced against other major currencies for the six-month period as U.S. investment instruments generally outperformed their non-U.S. counterparts. In the U.S. stock market, relatively defensive sectors such as utilities, real estate investment trusts (REITs), and large-cap growth stocks performed best. In the U.S. bond market, high-quality sectors including municipal and Treasury securities were market leaders.

We expect China’s growth, oil issues, central bank policies, and the U.S. presidential election campaign to command the markets’ attention in coming months, accompanied by further volatility. Contractions are part of normal, cyclical market behavior, and could present both challenges and opportunities for active investment managers. Market volatility also underlines the importance of risk awareness and assessment. In this environment, we continue to believe in a disciplined, diversified, risk-aware investment approach, using professionally managed portfolios to meet financial goals. We appreciate your trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of January 31, 2016
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
One Choice Portfolio: Very Conservative
Investor Class	AONIX	-2.47%	-2.41%	3.73%	4.12%	4.29%	9/30/04
R Class	AORHX	-2.72%	—	—	—	-3.82%(1)	3/20/15
One Choice Portfolio: Conservative
Investor Class	AOCIX	-5.05%	-3.54%	5.13%	4.78%	5.27%	9/30/04
R Class	AORSX	-5.31%	—	—	—	-6.31%(1)	3/20/15
One Choice Portfolio: Moderate
Investor Class	AOMIX	-7.55%	-4.70%	5.89%	5.06%	6.07%	9/30/04
R Class	AORMX	-7.74%	—	—	—	-8.59%(1)	3/20/15
One Choice Portfolio: Aggressive
Investor Class	AOGIX	-9.34%	-5.31%	6.46%	5.22%	6.57%	9/30/04
R Class	AORYX	-9.58%	—	—	—	-10.32%(1)	3/20/15
One Choice Portfolio: Very Aggressive
Investor Class	AOVIX	-11.13%	-6.04%	6.98%	5.00%	6.70%	9/30/04
R Class	AORVX	-11.39%	—	—	—	-12.10%(1)	3/20/15
Russell 3000 Index	—	-8.53%	-2.48%	10.40%	6.38%	7.38%	—
Barclays U.S. Aggregate Bond Index	—	1.33%	-0.16%	3.50%	4.65%	4.40%	—

(1)	Total returns for periods less than one year are not annualized.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for each portfolio’s asset allocations as of the date of this report.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown.
Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

3

Total Annual Fund Operating Expenses
	Investor Class	R Class
One Choice Portfolio: Very Conservative	0.68%	1.18%
One Choice Portfolio: Conservative	0.76%	1.26%
One Choice Portfolio: Moderate	0.88%	1.38%
One Choice Portfolio: Aggressive	0.98%	1.48%
One Choice Portfolio: Very Aggressive	1.04%	1.54%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown.
Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

4

Portfolio Characteristics

Underlying Fund Allocations(1) as a % of net assets as of January 31, 2016
	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Equity
Core Equity Plus Fund	1.0%	1.9%	3.9%	4.5%	4.8%
Equity Growth Fund	3.6%	7.2%	11.1%	10.2%	12.4%
Growth Fund	3.0%	5.2%	7.7%	10.9%	12.6%
Heritage Fund	1.7%	3.5%	5.3%	7.5%	8.9%
Large Company Value Fund	7.4%	7.4%	9.2%	9.9%	11.6%
Mid Cap Value Fund	5.3%	6.4%	6.0%	6.1%	8.1%
NT Disciplined Growth Fund	1.0%	1.5%	2.0%	3.0%	4.1%
Real Estate Fund	3.1%	—	—	—	—
Small Company Fund	0.9%	1.4%	1.8%	2.2%	6.4%
Emerging Markets Fund	—	—	3.8%	6.6%	7.4%
International Growth Fund	—	5.0%	5.9%	8.2%	9.7%
NT Global Real Estate Fund	—	2.6%	2.8%	3.5%	3.3%
NT International Small-Mid Cap Fund	—	1.0%	1.5%	2.0%	3.1%
NT International Value Fund	—	3.0%	4.4%	5.7%	7.6%
Total Equity	27.0%	46.1%	65.4%	80.3%	100.0%
Fixed Income
Diversified Bond Fund	19.0%	19.9%	13.4%	6.0%	—
High-Yield Fund	3.0%	3.0%	4.1%	6.1%	—
Inflation-Adjusted Bond Fund	10.1%	7.3%	6.3%	3.1%	—
Short Duration Fund	7.1%	—	—	—	—
Short Duration Inflation Protection Bond Fund	13.0%	5.2%	1.0%	1.1%	—
Global Bond Fund	8.1%	7.3%	5.3%	3.1%	—
International Bond Fund	7.9%	6.3%	1.6%	—	—
Total Fixed Income	68.2%	49.0%	31.7%	19.4%	—
U.S. Government Money Market Fund	4.8%	4.9%	2.9%	0.3%	—
Other Assets and Liabilities	—(2)	—(2)	—(2)	—(2)	—

(1)	Underlying fund investments represent Investor Class.

(2)	Category is less than 0.05% of total net assets.

5

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds. As a shareholder in the underlying American Century Investments funds, your fund will indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not included in the fund’s annualized expense ratio or the expenses paid during the period. These expenses are, however, included in the effective expenses paid during the period.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2015 to January 31, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6

	Beginning Account Value 8/1/15	Ending Account Value 1/31/16	Expenses Paid During Period(1)8/1/15 - 1/31/16	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2)8/1/15 - 1/31/16	Effective Annualized Expense Ratio(2)
One Choice Portfolio: Very Conservative
Actual
Investor Class	$1,000	$975.30	$0.00	0.00%(3)	$3.48	0.70%
R Class	$1,000	$972.80	$2.48	0.50%	$5.95	1.20%
Hypothetical
Investor Class	$1,000	$1,025.14	$0.00	0.00%(3)	$3.56	0.70%
R Class	$1,000	$1,022.62	$2.54	0.50%	$6.09	1.20%
One Choice Portfolio: Conservative
Actual
Investor Class	$1,000	$949.50	$0.00	0.00%(3)	$3.92	0.80%
R Class	$1,000	$946.90	$2.45	0.50%	$6.36	1.30%
Hypothetical
Investor Class	$1,000	$1,025.14	$0.00	0.00%(3)	$4.06	0.80%
R Class	$1,000	$1,022.62	$2.54	0.50%	$6.60	1.30%
One Choice Portfolio: Moderate
Actual
Investor Class	$1,000	$924.50	$0.00	0.00%(3)	$4.40	0.91%
R Class	$1,000	$922.60	$2.42	0.50%	$6.81	1.41%
Hypothetical
Investor Class	$1,000	$1,025.14	$0.00	0.00%(3)	$4.62	0.91%
R Class	$1,000	$1,022.62	$2.54	0.50%	$7.15	1.41%
One Choice Portfolio: Aggressive
Actual
Investor Class	$1,000	$906.60	$0.00	0.00%(3)	$4.84	1.01%
R Class	$1,000	$904.20	$2.39	0.50%	$7.23	1.51%
Hypothetical
Investor Class	$1,000	$1,025.14	$0.00	0.00%(3)	$5.13	1.01%
R Class	$1,000	$1,022.62	$2.54	0.50%	$7.66	1.51%
One Choice Portfolio: Very Aggressive
Actual
Investor Class	$1,000	$888.70	$0.00	0.00%(3)	$5.08	1.07%
R Class	$1,000	$886.10	$2.37	0.50%	$7.44	1.57%
Hypothetical
Investor Class	$1,000	$1,025.14	$0.00	0.00%(3)	$5.43	1.07%
R Class	$1,000	$1,022.62	$2.54	0.50%	$7.96	1.57%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class's annualized expense ratio.

(2)
Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class's annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period.

(3)	Other expenses, which include directors' fees and expenses, did not exceed 0.005%.

7

Schedules of Investments

JANUARY 31, 2016 (UNAUDITED)

One Choice Portfolio: Very Conservative

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 52.2%
Diversified Bond Fund Investor Class	6,313,145	$67,803,182
High-Yield Fund Investor Class	2,093,694	10,803,459
Inflation-Adjusted Bond Fund Investor Class	3,144,870	35,882,961
Short Duration Fund Investor Class	2,462,022	25,161,865
Short Duration Inflation Protection Bond Fund Investor Class(2)	4,646,835	46,468,349
		186,119,816
Domestic Equity Funds — 27.0%
Core Equity Plus Fund Investor Class	298,234	3,474,421
Equity Growth Fund Investor Class	495,986	12,717,069
Growth Fund Investor Class	405,882	10,719,335
Heritage Fund Investor Class	322,488	6,291,744
Large Company Value Fund Investor Class	3,294,036	26,484,052
Mid Cap Value Fund Investor Class	1,347,662	18,907,703
NT Disciplined Growth Fund Investor Class	389,705	3,487,859
Real Estate Fund Investor Class	382,534	11,001,679
Small Company Fund Investor Class	286,282	3,266,482
		96,350,344
International Fixed Income Funds — 16.0%
Global Bond Fund Investor Class	2,920,349	28,794,639
International Bond Fund Investor Class	2,359,674	28,268,890
		57,063,529
Money Market Funds — 4.8%
U.S. Government Money Market Fund Investor Class	17,172,908	17,172,908
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $339,268,859)		356,706,597
OTHER ASSETS AND LIABILITIES†		(25)
TOTAL NET ASSETS — 100.0%		$356,706,572

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

See Notes to Financial Statements.

8

JANUARY 31, 2016 (UNAUDITED)

One Choice Portfolio: Conservative

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 35.4%
Diversified Bond Fund Investor Class	17,993,293	$193,247,970
High-Yield Fund Investor Class	5,660,746	29,209,451
Inflation-Adjusted Bond Fund Investor Class	6,218,603	70,954,258
Short Duration Inflation Protection Bond Fund Investor Class(2)	5,091,949	50,919,494
		344,331,173
Domestic Equity Funds — 34.5%
Core Equity Plus Fund Investor Class	1,604,176	18,688,652
Equity Growth Fund Investor Class	2,721,697	69,784,311
Growth Fund Investor Class	1,932,576	51,039,344
Heritage Fund Investor Class	1,754,435	34,229,035
Large Company Value Fund Investor Class	9,000,715	72,365,745
Mid Cap Value Fund Investor Class	4,419,563	62,006,475
NT Disciplined Growth Fund Investor Class	1,570,709	14,057,847
Small Company Fund Investor Class	1,160,550	13,241,879
		335,413,288
International Fixed Income Funds — 13.6%
Global Bond Fund Investor Class	7,200,062	70,992,613
International Bond Fund Investor Class	5,101,376	61,114,488
		132,107,101
International Equity Funds — 11.6%
International Growth Fund Investor Class	4,539,066	48,613,392
NT Global Real Estate Fund Investor Class	2,897,436	25,758,208
NT International Small-Mid Cap Fund Investor Class	979,700	9,532,481
NT International Value Fund Investor Class	3,544,299	29,205,022
		113,109,103
Money Market Funds — 4.9%
U.S. Government Money Market Fund Investor Class	48,256,707	48,256,707
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $936,360,085)		973,217,372
OTHER ASSETS AND LIABILITIES†		(1)
TOTAL NET ASSETS — 100.0%		$973,217,371

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

See Notes to Financial Statements.

9

JANUARY 31, 2016 (UNAUDITED)

One Choice Portfolio: Moderate

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 47.0%
Core Equity Plus Fund Investor Class	5,027,505	$58,570,432
Equity Growth Fund Investor Class	6,501,032	166,686,457
Growth Fund Investor Class	4,383,185	115,759,905
Heritage Fund Investor Class	4,028,092	78,588,066
Large Company Value Fund Investor Class	17,123,116	137,669,853
Mid Cap Value Fund Investor Class	6,346,435	89,040,485
NT Disciplined Growth Fund Investor Class	3,284,723	29,398,273
Small Company Fund Investor Class	2,412,577	27,527,503
		703,240,974
Domestic Fixed Income Funds — 24.8%
Diversified Bond Fund Investor Class	18,650,231	200,303,477
High-Yield Fund Investor Class	11,811,486	60,947,269
Inflation-Adjusted Bond Fund Investor Class	8,224,566	93,842,297
Short Duration Inflation Protection Bond Fund Investor Class(2)	1,587,697	15,876,967
		370,970,010
International Equity Funds — 18.4%
Emerging Markets Fund Investor Class	7,495,936	56,444,395
International Growth Fund Investor Class	8,290,347	88,789,620
NT Global Real Estate Fund Investor Class	4,687,858	41,675,055
NT International Small-Mid Cap Fund Investor Class	2,336,587	22,734,987
NT International Value Fund Investor Class	8,079,285	66,573,310
		276,217,367
International Fixed Income Funds — 6.9%
Global Bond Fund Investor Class	8,023,351	79,110,239
International Bond Fund Investor Class	2,015,903	24,150,520
		103,260,759
Money Market Funds — 2.9%
U.S. Government Money Market Fund Investor Class	43,662,387	43,662,387
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,420,761,568)		1,497,351,497
OTHER ASSETS AND LIABILITIES†		13
TOTAL NET ASSETS — 100.0%		$1,497,351,510

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

See Notes to Financial Statements.

10

JANUARY 31, 2016 (UNAUDITED)

One Choice Portfolio: Aggressive

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 54.3%
Core Equity Plus Fund Investor Class	3,918,876	$45,654,906
Equity Growth Fund Investor Class	4,047,483	103,777,457
Growth Fund Investor Class	4,230,522	111,728,076
Heritage Fund Investor Class	3,937,489	76,820,414
Large Company Value Fund Investor Class	12,620,546	101,469,192
Mid Cap Value Fund Investor Class	4,404,184	61,790,695
NT Disciplined Growth Fund Investor Class	3,382,407	30,272,541
Small Company Fund Investor Class	1,940,923	22,145,929
		553,659,210
International Equity Funds — 26.0%
Emerging Markets Fund Investor Class	8,931,530	67,254,422
International Growth Fund Investor Class	7,830,950	83,869,471
NT Global Real Estate Fund Investor Class	4,029,031	35,818,088
NT International Small-Mid Cap Fund Investor Class	2,079,619	20,234,696
NT International Value Fund Investor Class	6,991,938	57,613,571
		264,790,248
Domestic Fixed Income Funds — 16.3%
Diversified Bond Fund Investor Class	5,757,496	61,835,510
High-Yield Fund Investor Class	12,078,417	62,324,633
Inflation-Adjusted Bond Fund Investor Class	2,790,255	31,836,804
Short Duration Inflation Protection Bond Fund Investor Class(2)	1,085,175	10,851,752
		166,848,699
International Fixed Income Funds — 3.1%
Global Bond Fund Investor Class	3,225,397	31,802,416
Money Market Funds — 0.3%
U.S. Government Money Market Fund Investor Class	2,698,403	2,698,403
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $965,782,178)		1,019,798,976
OTHER ASSETS AND LIABILITIES†		25
TOTAL NET ASSETS — 100.0%		$1,019,799,001

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

See Notes to Financial Statements.

11

JANUARY 31, 2016 (UNAUDITED)

One Choice Portfolio: Very Aggressive

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 68.9%
Core Equity Plus Fund Investor Class	966,897	$11,264,355
Equity Growth Fund Investor Class	1,122,752	28,787,365
Growth Fund Investor Class	1,109,053	29,290,101
Heritage Fund Investor Class	1,067,622	20,829,309
Large Company Value Fund Investor Class	3,366,184	27,064,122
Mid Cap Value Fund Investor Class	1,350,160	18,942,747
NT Disciplined Growth Fund Investor Class	1,064,427	9,526,626
Small Company Fund Investor Class	1,304,286	14,881,898
		160,586,523
International Equity Funds — 31.1%
Emerging Markets Fund Investor Class	2,309,731	17,392,275
International Growth Fund Investor Class	2,108,149	22,578,271
NT Global Real Estate Fund Investor Class	868,207	7,718,364
NT International Small-Mid Cap Fund Investor Class	737,712	7,177,937
NT International Value Fund Investor Class	2,157,863	17,780,793
		72,647,640
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $204,953,609)		233,234,163
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$233,234,163

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

12

Statements of Assets and Liabilities

JANUARY 31, 2016 (UNAUDITED)
	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate
Assets
Investment securities in affiliates, at value (cost of $339,268,859, $936,360,085 and $1,420,761,568, respectively)	$356,706,597	$973,217,372	$1,497,351,497
Cash	13	13	145
Receivable for investments sold	2,209,999	425,867	355,482
Receivable for capital shares sold	262,832	384,931	360,192
Distributions receivable from affiliates	197,834	461,527	614,354
	359,377,275	974,489,710	1,498,681,670

Liabilities
Payable for investments purchased	197,860	461,528	614,341
Payable for capital shares redeemed	2,472,829	810,796	715,659
Distribution and service fees payable	14	15	160
	2,670,703	1,272,339	1,330,160

Net Assets	$356,706,572	$973,217,371	$1,497,351,510

Net Assets Consist of:
Capital (par value and paid-in surplus)	$344,642,346	$939,046,329	$1,422,587,989
Undistributed net investment income	199,210	507,373	673,465
Accumulated net realized loss	(5,572,722)	(3,193,618)	(2,499,873)
Net unrealized appreciation	17,437,738	36,857,287	76,589,929
	$356,706,572	$973,217,371	$1,497,351,510

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice Portfolio: Very Conservative
Investor Class, $0.01 Par Value	$356,667,015	31,888,005	$11.18
R Class, $0.01 Par Value	$39,557	3,535	$11.19
One Choice Portfolio: Conservative
Investor Class, $0.01 Par Value	$973,177,644	79,922,806	$12.18
R Class, $0.01 Par Value	$39,727	3,263	$12.17
One Choice Portfolio: Moderate
Investor Class, $0.01 Par Value	$1,496,968,083	112,626,766	$13.29
R Class, $0.01 Par Value	$383,427	28,858	$13.29

See Notes to Financial Statements.

13

JANUARY 31, 2016 (UNAUDITED)
	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Assets
Investment securities in affiliates, at value (cost of $965,782,178 and $204,953,609, respectively)	$1,019,798,976	$233,234,163
Cash	58	24
Receivable for investments sold	—	313,444
Receivable for capital shares sold	642,747	25,781
Distributions receivable from affiliates	384,774	—
	1,020,826,555	233,573,412

Liabilities
Payable for investments purchased	391,769	—
Payable for capital shares redeemed	635,721	339,222
Distribution and service fees payable	64	27
	1,027,554	339,249

Net Assets	$1,019,799,001	$233,234,163

Net Assets Consist of:
Capital (par value and paid-in surplus)	$962,873,495	$209,140,545
Distributions in excess of net investment income	(104,845)	(262,871)
Accumulated undistributed net realized gain (loss)	3,013,553	(3,924,065)
Net unrealized appreciation	54,016,798	28,280,554
	$1,019,799,001	$233,234,163

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice Portfolio: Aggressive
Investor Class, $0.01 Par Value	$1,019,585,543	74,727,706	$13.64
R Class, $0.01 Par Value	$213,458	15,636	$13.65
One Choice Portfolio: Very Aggressive
Investor Class, $0.01 Par Value	$233,164,083	16,505,504	$14.13
R Class, $0.01 Par Value	$70,080	4,956	$14.14

See Notes to Financial Statements.

14

Statements of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2016 (UNAUDITED)
	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$3,546,237	$11,281,933	$19,262,007

Expenses:
Distribution and service fees - R Class	67	76	523
Directors' fees and expenses	7,340	19,614	30,741
	7,407	19,690	31,264

Net investment income (loss)	3,538,830	11,262,243	19,230,743

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	(1,546,723)	(5,250,006)	(2,369,256)
Capital gain distributions received from underlying funds	4,268,149	20,373,345	41,434,312
	2,721,426	15,123,339	39,065,056

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(15,754,974)	(78,294,807)	(181,379,638)

Net realized and unrealized gain (loss) on affiliates	(13,033,548)	(63,171,468)	(142,314,582)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(9,494,718)	$(51,909,225)	$(123,083,839)

See Notes to Financial Statements.

15

FOR THE SIX MONTHS ENDED JANUARY 31, 2016 (UNAUDITED)
	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$13,509,664	$2,968,866

Expenses:
Distribution and service fees - R Class	294	117
Directors' fees and expenses	20,678	4,973
	20,972	5,090

Net investment income (loss)	13,488,692	2,963,776

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	(2,433,846)	369,581
Capital gain distributions received from underlying funds	33,315,094	9,314,024
	30,881,248	9,683,605

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(148,019,638)	(42,275,196)

Net realized and unrealized gain (loss) on affiliates	(117,138,390)	(32,591,591)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(103,649,698)	$(29,627,815)

See Notes to Financial Statements.

16

Statements of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2016 (UNAUDITED) AND YEAR ENDED JULY 31, 2015
	One Choice Portfolio: Very Conservative		One Choice Portfolio: Conservative
Increase (Decrease) in Net Assets	January 31, 2016	July 31, 2015	January 31, 2016	July 31, 2015
Operations
Net investment income (loss)	$3,538,830	$6,419,691	$11,262,243	$17,742,969
Net realized gain (loss)	2,721,426	8,173,335	15,123,339	52,291,120
Change in net unrealized appreciation (depreciation)	(15,754,974)	(6,585,682)	(78,294,807)	(31,364,391)
Net increase (decrease) in net assets resulting from operations	(9,494,718)	8,007,344	(51,909,225)	38,669,698

Distributions to Shareholders
From net investment income:
Investor Class	(3,339,456)	(6,257,908)	(11,084,068)	(18,048,067)
R Class	(164)	(32)	(286)	(25)
From net realized gains:
Investor Class	(7,559,761)	(5,178,987)	(50,282,894)	(8,617,670)
R Class	(525)	—	(1,716)	—
Decrease in net assets from distributions	(10,899,906)	(11,436,927)	(61,368,964)	(26,665,762)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(4,812,436)	30,178,175	60,379,086	86,157,307

Net increase (decrease) in net assets	(25,207,060)	26,748,592	(52,899,103)	98,161,243

Net Assets
Beginning of period	381,913,632	355,165,040	1,026,116,474	927,955,231
End of period	$356,706,572	$381,913,632	$973,217,371	$1,026,116,474

Undistributed net investment income	$199,210	$—	$507,373	$329,484

See Notes to Financial Statements.

17

SIX MONTHS ENDED JANUARY 31, 2016 (UNAUDITED) AND YEAR ENDED JULY 31, 2015
	One Choice Portfolio: Moderate		One Choice Portfolio: Aggressive
Increase (Decrease) in Net Assets	January 31, 2016	July 31, 2015	January 31, 2016	July 31, 2015
Operations
Net investment income (loss)	$19,230,743	$29,778,263	$13,488,692	$20,319,750
Net realized gain (loss)	39,065,056	96,979,810	30,881,248	103,635,077
Change in net unrealized appreciation (depreciation)	(181,379,638)	(43,056,343)	(148,019,638)	(46,585,601)
Net increase (decrease) in net assets resulting from operations	(123,083,839)	83,701,730	(103,649,698)	77,369,226

Distributions to Shareholders
From net investment income:
Investor Class	(19,048,112)	(30,074,942)	(17,846,882)	(23,614,774)
R Class	(3,437)	(27)	(1,777)	—
From net realized gains:
Investor Class	(93,270,721)	(2,093,099)	(100,198,740)	(14,398,255)
R Class	(23,007)	—	(14,306)	—
Decrease in net assets from distributions	(112,345,277)	(32,168,068)	(118,061,705)	(38,013,029)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	100,967,254	137,690,228	142,428,578	31,540,414

Net increase (decrease) in net assets	(134,461,862)	189,223,890	(79,282,825)	70,896,611

Net Assets
Beginning of period	1,631,813,372	1,442,589,482	1,099,081,826	1,028,185,215
End of period	$1,497,351,510	$1,631,813,372	$1,019,799,001	$1,099,081,826

Undistributed (distributions in excess of) net investment income	$673,465	$494,271	$(104,845)	$4,255,122

See Notes to Financial Statements.

18

SIX MONTHS ENDED JANUARY 31, 2016 (UNAUDITED) AND YEAR ENDED JULY 31, 2015
	One Choice Portfolio: Very Aggressive
Increase (Decrease) in Net Assets	January 31, 2016	July 31, 2015
Operations
Net investment income (loss)	$2,963,776	$4,790,631
Net realized gain (loss)	9,683,605	37,553,759
Change in net unrealized appreciation (depreciation)	(42,275,196)	(18,516,001)
Net increase (decrease) in net assets resulting from operations	(29,627,815)	23,828,389

Distributions to Shareholders
From net investment income:
Investor Class	(5,342,725)	(5,097,597)
R Class	(1,044)	—
From net realized gains:
Investor Class	(29,811,832)	—
R Class	(7,647)	—
Decrease in net assets from distributions	(35,163,248)	(5,097,597)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	29,223,116	(17,465,348)

Net increase (decrease) in net assets	(35,567,947)	1,265,444

Net Assets
Beginning of period	268,802,110	267,536,666
End of period	$233,234,163	$268,802,110

Undistributed (distributions in excess of) net investment income	$(262,871)	$2,117,122

See Notes to Financial Statements.

19

Notes to Financial Statements

JANUARY 31, 2016 (UNAUDITED)

1. Organization

American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. One Choice Portfolio: Very Conservative, One Choice Portfolio: Conservative, One Choice Portfolio: Moderate, One Choice Portfolio: Aggressive and One Choice Portfolio: Very Aggressive (collectively, the funds) are five funds in a series issued by the corporation. The funds operate as “funds of funds,” meaning substantially all of the funds’ assets will be invested in other American Century Investments mutual funds (the underlying funds). Each fund’s assets are allocated among underlying funds that represent major asset classes, including equity securities (stocks), fixed-income securities (bonds) and cash-equivalent instruments (money markets). The funds will assume the risks associated with their underlying funds. Additional information and attributes of each underlying fund are available at americancentury.com. Each fund's investment objective is to seek the highest total return consistent with its asset mix.

The funds offer the Investor Class and the R Class, which have different fees and expenses. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the funds' assets, which do not vary by class. Sale of the R Class commenced on March 20, 2015.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the funds' investment valuation process and to provide methodologies for the oversight of the funds' pricing function. Investments in the underlying funds are valued at their reported net asset value.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

Expenses — The expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the underlying funds.

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

20

Multiple Class — All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly for One Choice Portfolio: Very Conservative, One Choice Portfolio: Conservative and One Choice Portfolio: Moderate. Distributions from net investment income, if any, are generally declared and paid annually for One Choice Portfolio: Aggressive and One Choice Portfolio: Very Aggressive. Distributions from net realized gains, if any, are generally declared and paid annually for all funds. Each fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, American Century Investment Management, Inc. (ACIM), the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the underlying funds.

Administrative Fees — The corporation's investment advisor, ACIM, does not receive an administrative fee for services provided to the funds.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for the R Class (the plan), pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fee is computed and accrued daily based on class's daily net assets and paid monthly in arrears. The fee is used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plan during the six months ended January 31, 2016 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the funds. The directors receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Acquired Fund Fees and Expenses — Each fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are already reflected in the valuation of the underlying funds.

4. Investment Transactions

Investment transactions for the six months ended January 31, 2016 were as follows:

	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Purchases	$73,534,211	$208,011,020	$183,319,662	$150,800,232	$20,256,214
Sales	$81,439,734	$177,365,511	$134,033,388	$79,630,222	$13,918,545

21

5. Capital Share Transactions

The corporation is authorized to issue 4,000,000,000 shares. Transactions in shares of the funds were as follows:

	Six months ended January 31, 2016		Year ended July 31, 2015(1)
	Shares	Amount	Shares	Amount
One Choice Portfolio: Very Conservative
Investor Class
Sold	4,150,190	$47,877,304	11,915,396	$141,636,212
Issued in reinvestment of distributions	945,638	10,712,065	941,468	11,167,371
Redeemed	(5,519,139)	(63,417,967)	(10,287,876)	(122,650,440)
	(423,311)	(4,828,598)	2,568,988	30,153,143
R Class
Sold	1,383	15,473	2,088	25,000
Issued in reinvestment of distributions	61	689	3	32
	1,444	16,162	2,091	25,032
Net increase (decrease)	(421,867)	$(4,812,436)	2,571,079	$30,178,175

One Choice Portfolio: Conservative
Investor Class
Sold	8,711,841	$113,822,476	19,285,302	$262,828,525
Issued in reinvestment of distributions	4,796,372	60,149,877	1,924,989	26,156,687
Redeemed	(8,725,964)	(113,611,280)	(14,886,646)	(202,853,530)
	4,782,249	60,361,073	6,323,645	86,131,682
R Class
Sold	1,247	16,011	1,854	25,600
Issued in reinvestment of distributions	160	2,002	2	25
	1,407	18,013	1,856	25,625
Net increase (decrease)	4,783,656	$60,379,086	6,325,501	$86,157,307

One Choice Portfolio: Moderate
Investor Class
Sold	8,113,912	$118,178,719	23,115,876	$354,389,468
Issued in reinvestment of distributions	7,956,193	110,511,757	2,070,549	31,669,725
Redeemed	(8,851,045)	(128,125,344)	(16,208,233)	(248,397,576)
	7,219,060	100,565,132	8,978,192	137,661,617
R Class
Sold	33,758	503,710	1,830	28,584
Issued in reinvestment of distributions	1,905	26,444	2	27
Redeemed	(8,637)	(128,032)	—	—
	27,026	402,122	1,832	28,611
Net increase (decrease)	7,246,086	$100,967,254	8,980,024	$137,690,228

(1)	March 20, 2015 (commencement of sale) through July 31, 2015 for the R Class.

22

	Six months ended January 31, 2016		Year ended July 31, 2015(1)
	Shares	Amount	Shares	Amount
One Choice Portfolio: Aggressive
Investor Class
Sold	8,046,148	$122,923,488	11,763,689	$196,349,221
Issued in reinvestment of distributions	8,114,239	117,088,468	2,299,528	37,689,248
Redeemed	(6,455,174)	(97,799,733)	(12,137,997)	(202,523,573)
	9,705,213	142,212,223	1,925,220	31,514,896
R Class
Sold	15,377	234,583	1,500	25,518
Issued in reinvestment of distributions	1,114	16,083	—	—
Redeemed	(2,355)	(34,311)	—	—
	14,136	216,355	1,500	25,518
Net increase (decrease)	9,719,349	$142,428,578	1,926,720	$31,540,414

One Choice Portfolio: Very Aggressive
Investor Class
Sold	956,708	$15,891,106	2,600,213	$46,873,852
Issued in reinvestment of distributions	2,287,750	34,728,041	282,905	5,044,201
Redeemed	(1,291,599)	(21,450,214)	(3,814,711)	(69,413,906)
	1,952,859	29,168,933	(931,593)	(17,495,853)
R Class
Sold	2,851	47,382	1,644	30,505
Issued in reinvestment of distributions	572	8,691	—	—
Redeemed	(111)	(1,890)	—	—
	3,312	54,183	1,644	30,505
Net increase (decrease)	1,956,171	$29,223,116	(929,949)	$(17,465,348)

(1)	March 20, 2015 (commencement of sale) through July 31, 2015 for the R Class.

23

6. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the six months ended January 31, 2016 follows:

Fund/ Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice Portfolio: Very Conservative
Diversified Bond Fund	$95,506,436	$3,854,986	$31,167,028	$(177,683)	$1,257,317	$67,803,182
High-Yield Fund	—	11,405,851	—	—	105,952	10,803,459
Inflation-Adjusted Bond Fund	38,072,716	951,245	2,803,249	(355,569)	253,924	35,882,961
Short Duration Fund	26,522,548	422,630	1,625,346	(48,482)	210,544	25,161,865
Short Duration Inflation Protection Bond Fund(3)	30,340,189	19,277,643	3,127,540	(170,440)	—	46,468,349
Core Equity Plus Fund	3,775,892	510,447	123,461	(1,379)	311,540	3,474,421
Equity Growth Fund	13,362,266	2,245,355	565,503	(11,231)	902,654	12,717,069
Growth Fund	12,963,439	1,264,148	1,717,095	127,958	800,261	10,719,335
Heritage Fund	8,325,709	1,178,869	1,355,413	(36,032)	838,734	6,291,744
Large Company Value Fund	29,622,911	3,130,642	3,035,063	(175,505)	237,555	26,484,052
Mid Cap Value Fund	21,054,978	3,082,085	2,123,254	(43,762)	1,944,237	18,907,703
NT Disciplined Growth Fund	3,770,299	198,232	60,011	(1,200)	16,721	3,487,859
Real Estate Fund	7,522,879	4,518,229	791,108	(10,458)	212,918	11,001,679
Small Company Fund	3,757,119	214,001	105,243	(1,021)	11,185	3,266,482
Global Bond Fund	30,386,234	160,653	1,900,149	(32,327)	130,803	28,794,639
International Bond Fund	30,433,400	2,203,420	4,247,325	(609,592)	578,867	28,268,890
Prime Money Market Fund	26,496,802	82,298	26,579,100	—	870	—
U.S. Government Money Market Fund	—	18,833,477	1,660,569	—	304	17,172,908
	$381,913,817	$73,534,211	$82,986,457	$(1,546,723)	$7,814,386	$356,706,597

(1)	Underlying fund investments represent Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

24

Fund/ Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice Portfolio: Conservative
Diversified Bond Fund	$237,581,216	$10,300,067	$53,604,865	$(500,664)	$3,340,985	$193,247,970
High-Yield Fund	—	30,838,147	—	—	286,464	29,209,451
Inflation-Adjusted Bond Fund	92,072,978	481,145	22,742,577	(2,649,619)	481,145	70,954,258
Short Duration Inflation Protection Bond Fund(3)	—	50,919,496	—	—	—	50,919,494
Core Equity Plus Fund	20,639,612	1,914,453	111,421	(10,118)	1,675,748	18,688,652
Equity Growth Fund	67,143,972	16,520,961	790,429	(31,568)	5,191,364	69,784,311
Growth Fund	58,668,843	3,652,955	3,282,061	32,573	3,652,955	51,039,344
Heritage Fund	43,324,692	4,240,126	3,269,720	84,509	4,240,126	34,229,035
Large Company Value Fund	72,593,695	9,606,396	578,009	(26,053)	616,502	72,365,745
Mid Cap Value Fund	62,517,733	10,602,977	1,012,800	(120,259)	6,235,649	62,006,475
NT Disciplined Growth Fund	15,676,134	212,502	93,600	(2,714)	67,396	14,057,847
Small Company Fund	15,131,424	568,495	—	—	44,615	13,241,879
Global Bond Fund	72,184,655	396,996	1,909,021	(37,062)	309,773	70,992,613
International Bond Fund	66,044,263	1,263,071	5,381,507	(800,028)	1,263,071	61,114,488
International Growth Fund	62,244,919	4,621,728	8,634,583	(300,860)	2,821,410	48,613,392
NT Global Real Estate Fund	20,343,314	11,301,830	4,096,394	(292,913)	709,271	25,758,208
NT International Small-Mid Cap Fund	10,491,999	69,464	187,926	8,640	69,464	9,532,481
NT International Value Fund	40,611,572	2,123,638	7,955,083	(603,870)	646,268	29,205,022
Prime Money Market Fund	68,845,655	2,247	68,847,902	—	2,265	—
U.S. Government Money Market Fund	—	48,374,326	117,619	—	807	48,256,707
	$1,026,116,676	$208,011,020	$182,615,517	$(5,250,006)	$31,655,278	$973,217,372

(1)	Underlying fund investments represent Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

25

Fund/ Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice Portfolio: Moderate
Core Equity Plus Fund	$65,220,788	$5,251,812	$110,554	$(10,867)	$5,251,812	$58,570,432
Equity Growth Fund	173,250,010	27,310,824	1,820,453	(144,582)	12,483,169	166,686,457
Growth Fund	130,173,417	9,328,467	5,487,043	128,268	8,341,269	115,759,905
Heritage Fund	97,551,161	9,735,107	5,177,191	625,606	9,735,107	78,588,066
Large Company Value Fund	140,502,518	16,033,472	934,442	(61,599)	1,172,688	137,669,853
Mid Cap Value Fund	92,078,132	11,890,558	92,291	(11,358)	8,954,896	89,040,485
NT Disciplined Growth Fund	32,742,545	291,483	—	—	140,941	29,398,273
Small Company Fund	31,730,571	912,223	—	—	93,145	27,527,503
Diversified Bond Fund	209,210,200	6,579,976	14,070,161	(80,938)	3,184,584	200,303,477
High-Yield Fund	65,034,786	2,826,824	—	—	1,757,869	60,947,269
Inflation-Adjusted Bond Fund	97,086,977	748,928	2,624,116	(384,061)	642,828	93,842,297
Short Duration Inflation Protection Bond Fund(3)	—	15,876,966	—	—	—	15,876,967
Emerging Markets Fund	62,230,687	5,258,382	2,886,871	(192,160)	—	56,444,395
International Growth Fund	114,296,683	5,795,099	12,463,572	169,534	5,304,231	88,789,620
NT Global Real Estate Fund	31,422,793	17,916,924	4,654,592	(366,320)	1,111,793	41,675,055
NT International Small-Mid Cap Fund	25,826,252	165,673	1,207,006	47,073	165,673	22,734,987
NT International Value Fund	88,765,041	2,888,018	11,866,734	(959,940)	1,509,029	66,573,310
Global Bond Fund	80,700,068	345,408	2,295,089	(31,209)	345,408	79,110,239
International Bond Fund	31,788,152	499,126	8,507,188	(1,096,703)	499,126	24,150,520
Prime Money Market Fund	62,203,336	2,005	62,205,341	—	2,021	—
U.S. Government Money Market Fund	—	43,662,387	—	—	730	43,662,387
	$1,631,814,117	$183,319,662	$136,402,644	$(2,369,256)	$60,696,319	$1,497,351,497

(1)	Underlying fund investments represent Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

26

Fund/ Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice Portfolio: Aggressive
Core Equity Plus Fund	$50,753,394	$4,915,006	$939,614	$(12,053)	$4,017,162	$45,654,906
Equity Growth Fund	105,378,735	22,243,856	4,413,466	(387,706)	7,772,324	103,777,457
Growth Fund	127,296,401	13,204,386	10,992,131	215,540	8,162,715	111,728,076
Heritage Fund	91,669,705	11,894,862	3,859,938	837,013	9,351,393	76,820,414
Large Company Value Fund	105,510,055	15,546,597	6,866,730	(432,641)	883,653	101,469,192
Mid Cap Value Fund	63,464,904	10,022,932	1,729,128	(207,081)	6,119,826	61,790,695
NT Disciplined Growth Fund	34,150,967	448,021	594,402	(11,888)	143,751	30,272,541
Small Company Fund	24,819,101	1,343,327	—	—	72,041	22,145,929
Emerging Markets Fund	67,481,883	9,595,498	407,263	(28,103)	—	67,254,422
International Growth Fund	99,151,152	8,803,764	6,729,004	399,730	4,810,608	83,869,471
NT Global Real Estate Fund	32,589,392	12,591,928	6,872,243	(432,951)	1,008,541	35,818,088
NT International Small-Mid Cap Fund	22,873,713	150,128	973,701	37,179	150,128	20,234,696
NT International Value Fund	69,621,791	4,967,669	5,688,268	(443,249)	1,253,538	57,613,571
Diversified Bond Fund	57,726,506	15,824,643	11,342,076	12,239	927,403	61,835,510
High-Yield Fund	66,009,514	4,810,902	1,639,005	(214,325)	1,791,891	62,324,633
Inflation-Adjusted Bond Fund	44,353,140	560,345	14,096,472	(1,734,010)	218,694	31,836,804
Short Duration Inflation Protection Bond Fund(3)	—	10,851,402	—	—	—	10,851,752
Global Bond Fund	33,403,038	326,470	2,091,475	(31,540)	140,951	31,802,416
Prime Money Market Fund	2,829,059	93	2,829,152	—	94	—
U.S. Government Money Market Fund	—	2,698,403	—	—	45	2,698,403
	$1,099,082,450	$150,800,232	$82,064,068	$(2,433,846)	$46,824,758	$1,019,798,976

(1)	Underlying fund investments represent Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

27

Fund/ Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice Portfolio: Very Aggressive
Core Equity Plus Fund	$12,875,007	$1,012,660	$345,913	$(3,933)	$1,012,660	$11,264,355
Equity Growth Fund	31,615,392	4,529,114	1,754,867	(202,217)	2,248,335	28,787,365
Growth Fund	35,616,478	2,474,714	3,407,911	643,380	2,154,592	29,290,101
Heritage Fund	24,332,337	2,587,835	56,830	(9,453)	2,585,671	20,829,309
Large Company Value Fund	28,261,774	3,631,633	1,338,561	(110,435)	239,892	27,064,122
Mid Cap Value Fund	21,329,092	2,108,289	1,350,855	(81,522)	1,946,791	18,942,747
NT Disciplined Growth Fund	10,946,709	45,774	284,679	(7,699)	45,774	9,526,626
Small Company Fund	17,254,727	394,416	71,671	(3,396)	49,899	14,881,898
Emerging Markets Fund	19,074,942	1,082,745	248,669	(20,030)	—	17,392,275
International Growth Fund	28,543,448	1,356,297	2,211,462	318,687	1,356,297	22,578,271
NT Global Real Estate Fund	8,141,211	419,660	269,791	(16,447)	181,455	7,718,364
NT International Small-Mid Cap Fund	8,099,144	53,442	331,897	(3,274)	53,442	7,177,937
NT International Value Fund	22,711,848	559,635	1,875,858	(134,080)	408,082	17,780,793
	$268,802,109	$20,256,214	$13,548,964	$369,581	$12,282,890	$233,234,163

(1)	Underlying fund investments represent Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

7. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets. As of January 31, 2016, One Choice Portfolio: Moderate and One Choice Portfolio: Aggressive owned 39% and 30%, respectively, of the shares of Core Equity Plus Fund.

8. Fair Value Measurements

The funds’ investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the funds’ investment securities were classified as Level 1. The Schedules of Investments provide additional information on the funds’ portfolio holdings.

28

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of January 31, 2016, the components of investments for federal income tax purposes were as follows:

	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Federal tax cost of investments	$348,201,612	$955,486,079	$1,463,217,825	$995,182,512	$218,246,338
Gross tax appreciation of investments	$18,154,148	$44,949,498	$83,539,505	$62,055,149	$22,872,166
Gross tax depreciation of investments	(9,649,163)	(27,218,205)	(49,405,833)	(37,438,685)	(7,884,341)
Net tax appreciation (depreciation) of investments	$8,504,985	$17,731,293	$34,133,672	$24,616,464	$14,987,825

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

29

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Very Conservative
Investor Class
2016(4)	$11.82	0.11	(0.41)	(0.30)	(0.10)	(0.24)	(0.34)	$11.18	(2.47)%	0.00%(5)(6)	1.89%(5)	20%	$356,667
2015	$11.94	0.21	0.03	0.24	(0.20)	(0.16)	(0.36)	$11.82	2.07%	0.00%(6)	1.73%	24%	$381,889
2014	$11.56	0.20	0.48	0.68	(0.20)	(0.10)	(0.30)	$11.94	5.99%	0.00%(6)	1.74%	12%	$355,165
2013	$11.38	0.20	0.26	0.46	(0.20)	(0.08)	(0.28)	$11.56	4.04%	0.00%(6)	1.75%	28%	$351,627
2012	$11.02	0.24	0.37	0.61	(0.24)	(0.01)	(0.25)	$11.38	5.66%	0.00%(6)	2.14%	13%	$295,065
2011	$10.41	0.23	0.61	0.84	(0.23)	—	(0.23)	$11.02	8.16%	0.00%(6)	2.15%	17%	$206,540
R Class
2016(4)	$11.82	0.08	(0.40)	(0.32)	(0.07)	(0.24)	(0.31)	$11.19	(2.72)%	0.50%(5)	1.39%(5)	20%	$40
2015(7)	$11.97	0.02	(0.15)	(0.13)	(0.02)	—	(0.02)	$11.82	(1.13)%	0.50%(5)	0.40%(5)	24%(8)	$25
One Choice Portfolio: Conservative
Investor Class
2016(4)	$13.66	0.15	(0.81)	(0.66)	(0.15)	(0.67)	(0.82)	$12.18	(5.05)%	0.00%(5)(6)	2.25%(5)	18%	$973,178
2015	$13.48	0.24	0.31	0.55	(0.25)	(0.12)	(0.37)	$13.66	4.09%	0.00%(6)	1.77%	22%	$1,026,091
2014	$12.66	0.24	0.82	1.06	(0.24)	—	(0.24)	$13.48	8.43%	0.00%(6)	1.85%	2%	$927,955
2013	$11.79	0.23	0.87	1.10	(0.23)	—	(0.23)	$12.66	9.42%	0.00%(6)	1.86%	3%	$746,126
2012	$11.41	0.25	0.39	0.64	(0.26)	—	(0.26)	$11.79	5.71%	0.00%(6)	2.24%	12%	$573,351
2011	$10.42	0.24	0.99	1.23	(0.24)	—	(0.24)	$11.41	11.90%	0.00%(6)	2.16%	10%	$466,326
R Class
2016(4)	$13.65	0.12	(0.82)	(0.70)	(0.11)	(0.67)	(0.78)	$12.17	(5.31)%	0.50%(5)	1.75%(5)	18%	$40
2015(7)	$13.81	0.01	(0.16)	(0.15)	(0.01)	—	(0.01)	$13.65	(1.06)%	0.50%(5)	0.28%(5)	22%(8)	$25
30

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Moderate
Investor Class
2016(4)	$15.48	0.18	(1.31)	(1.13)	(0.18)	(0.88)	(1.06)	$13.29	(7.55)%	0.00%(5)(6)	2.46%(5)	9%	$1,496,968
2015	$14.96	0.29	0.55	0.84	(0.30)	(0.02)	(0.32)	$15.48	5.66%	0.00%(6)	1.91%	20%	$1,631,785
2014	$13.79	0.27	1.17	1.44	(0.27)	—	(0.27)	$14.96	10.51%	0.00%(6)	1.88%	3%	$1,442,589
2013	$12.27	0.24	1.52	1.76	(0.24)	—	(0.24)	$13.79	14.48%	0.00%(6)	1.81%	3%	$1,133,569
2012	$12.01	0.23	0.26	0.49	(0.23)	—	(0.23)	$12.27	4.21%	0.00%(6)	1.95%	16%	$869,723
2011	$10.60	0.21	1.41	1.62	(0.21)	—	(0.21)	$12.01	15.35%	0.00%(6)	1.80%	11%	$803,485
R Class
2016(4)	$15.47	0.24	(1.40)	(1.16)	(0.14)	(0.88)	(1.02)	$13.29	(7.74)%	0.50%(5)	1.96%(5)	9%	$383
2015(7)	$15.63	0.02	(0.16)	(0.14)	(0.02)	—	(0.02)	$15.47	(0.92)%	0.50%(5)	0.28%(5)	20%(8)	$28
One Choice Portfolio: Aggressive
Investor Class
2016(4)	$16.90	0.20	(1.68)	(1.48)	(0.27)	(1.51)	(1.78)	$13.64	(9.34)%	0.00%(5)(6)	2.56%(5)	8%	$1,019,586
2015	$16.30	0.31	0.89	1.20	(0.37)	(0.23)	(0.60)	$16.90	7.44%	0.00%(6)	1.87%	29%	$1,099,057
2014	$14.75	0.28	1.52	1.80	(0.25)	—	(0.25)	$16.30	12.26%	0.00%(6)	1.77%	5%	$1,028,185
2013	$12.68	0.23	2.05	2.28	(0.21)	—	(0.21)	$14.75	18.15%	0.00%(6)	1.67%	5%	$852,907
2012	$12.58	0.20	0.10	0.30	(0.20)	—	(0.20)	$12.68	2.50%	0.00%(6)	1.65%	14%	$566,200
2011	$10.75	0.18	1.82	2.00	(0.17)	—	(0.17)	$12.58	18.67%	0.00%(6)	1.48%	11%	$523,231
R Class
2016(4)	$16.87	0.20	(1.72)	(1.52)	(0.19)	(1.51)	(1.70)	$13.65	(9.58)%	0.50%(5)	2.06%(5)	8%	$213
2015(7)	$17.01	0.01	(0.15)	(0.14)	—	—	—	$16.87	(0.82)%	0.50%(5)	0.23%(5)	29%(8)	$25

31

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Very Aggressive
Investor Class
2016(4)	$18.47	0.20	(2.09)	(1.89)	(0.37)	(2.08)	(2.45)	$14.13	(11.13)%	0.00%(5)(6)	2.36%(5)	6%	$233,164
2015	$17.28	0.31	1.21	1.52	(0.33)	—	(0.33)	$18.47	8.87%	0.00%(6)	1.72%	42%	$268,772
2014	$15.30	0.24	1.89	2.13	(0.15)	—	(0.15)	$17.28	13.94%	0.00%(6)	1.45%	8%	$267,537
2013	$12.62	0.18	2.63	2.81	(0.13)	—	(0.13)	$15.30	22.42%	0.00%(6)	1.29%	16%	$234,629
2012	$12.62	0.12	—(9)	0.12	(0.12)	—	(0.12)	$12.62	1.05%	0.00%(6)	1.02%	13%	$193,193
2011	$10.52	0.11	2.09	2.20	(0.10)	—	(0.10)	$12.62	20.97%	0.00%(6)	0.87%	18%	$203,114
R Class
2016(4)	$18.44	0.20	(2.14)	(1.94)	(0.28)	(2.08)	(2.36)	$14.14	(11.39)%	0.50%(5)	1.86%(5)	6%	$70
2015(7)	$18.59	(0.01)	(0.14)	(0.15)	—	—	—	$18.44	(0.81)%	0.50%(5)	(0.18)%(5)	42%(8)	$30

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Six months ended January 31, 2016 (unaudited).

(5)	Annualized.

(6)	Ratio was less than 0.005%.

(7)	March 20, 2015 (commencement of sale) through July 31, 2015.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2015.

(9)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

32

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds’ investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-2021. It is also available on the “About Us” page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s
website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds’ Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

33

Notes

34

Notes

35

Notes

36

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Services for the Deaf	711

American Century Asset Allocation Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-88418 1603

SEMIANNUAL REPORT	JANUARY 31, 2016

One Choice® In Retirement Portfolio

One Choice® 2020 Portfolio

One Choice® 2025 Portfolio

One Choice® 2030 Portfolio

One Choice® 2035 Portfolio

One Choice® 2040 Portfolio

One Choice® 2045 Portfolio

One Choice® 2050 Portfolio

One Choice® 2055 Portfolio

One Choice® 2060 Portfolio

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended January 31, 2016. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Concerns About China’s Growth and U.S. Central Bank Moves Triggered Market Volatility

Widespread concerns about global economic growth, especially in emerging markets, sparked sharp financial market volatility during the reporting period. China was the primary catalyst, where market-moving events included slowing economic growth, a stock market crash, currency devaluations, and massive monetary policy easing. These events sent shock waves through the global markets last August and reignited in January, triggering sell-offs in riskier assets such as stocks and high-yield bonds, and a plunge in commodity prices, most notably oil. Last summer’s market volatility convinced the U.S. Federal Reserve (the Fed) to postpone any long-awaited interest rate hikes until the end of 2015.

The Fed’s decision to delay raising interest rates, along with further monetary policy easing by other major central banks, helped stabilize market conditions briefly. But heightened geopolitical unrest, further signs of global economic deceleration, continued oil price erosion, and the Fed’s decision to finally raise interest rates in December put further pressure on riskier assets as 2015 ended and 2016 began. The U.S. dollar advanced against other major currencies for the six-month period as U.S. investment instruments generally outperformed their non-U.S. counterparts. In the U.S. stock market, relatively defensive sectors such as utilities, real estate investment trusts (REITs), and large-cap growth stocks performed best. In the U.S. bond market, high-quality sectors including municipal and Treasury securities were market leaders.

We expect China’s growth, oil issues, central bank policies, and the U.S. presidential election campaign to command the markets’ attention in coming months, accompanied by further volatility. Contractions are part of normal, cyclical market behavior, and could present both challenges and opportunities for active investment managers. Market volatility also underlines the importance of risk awareness and assessment. In this environment, we continue to believe in a disciplined, diversified, risk-aware investment approach, using professionally managed portfolios to meet financial goals. We appreciate your trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Performance

Total Returns as of January 31, 2016
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
One Choice In Retirement Portfolio
Investor Class	ARTOX	-5.05%	-3.45%	5.09%	4.75%	5.09%	8/31/04
S&P Target Date Retirement Income Index	—	-2.65%	-1.74%	4.14%	4.02%	4.40%	—
Institutional Class	ATTIX	-4.87%	-3.25%	5.30%	4.97%	5.30%	8/31/04
A Class(2)	ARTAX						8/31/04
No sales charge*		-5.09%	-3.61%	4.84%	4.50%	4.83%
With sales charge*		-10.55%	-9.18%	3.61%	3.89%	4.29%
C Class	ATTCX						3/1/10
No sales charge*		-5.46%	-4.34%	4.05%	—	5.00%
With sales charge*		-6.40%	-4.34%	4.05%	—	5.00%
R Class	ARSRX	-5.23%	-3.94%	4.57%	4.22%	4.56%	8/31/04

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown.
Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Returns as of January 31, 2016
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
One Choice 2020 Portfolio
Investor Class	ARBVX	-5.45%	-3.65%	5.43%	4.26%	5/30/08
S&P Target Date To 2020 Index	—	-4.80%	-2.51%	4.60%	3.70%	—
Institutional Class	ARBSX	-5.34%	-3.38%	5.65%	4.46%	5/30/08
A Class(2)	ARBMX					5/30/08
No sales charge*		-5.54%	-3.81%	5.19%	4.00%
With sales charge*		-10.97%	-9.37%	3.96%	3.20%
C Class	ARNCX					3/1/10
No sales charge*		-5.94%	-4.62%	4.39%	5.57%
With sales charge*		-6.84%	-4.62%	4.39%	5.57%
R Class	ARBRX	-5.71%	-4.14%	4.91%	3.73%	5/30/08

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown.
Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Returns as of January 31, 2016
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
One Choice 2025 Portfolio
Investor Class	ARWIX	-5.97%	-3.87%	5.68%	4.91%	5.98%	8/31/04
S&P Target Date To 2025 Index	—	-5.65%	-2.80%	4.89%	N/A(2)	N/A(2)	—
S&P Target Date 2025 Index	—	-6.29%	-2.94%	5.74%	4.74%	5.75%	—
Institutional Class	ARWFX	-5.91%	-3.67%	5.89%	5.12%	6.19%	8/31/04
A Class(3)	ARWAX						8/31/04
No sales charge*		-6.08%	-4.11%	5.41%	4.65%	5.72%
With sales charge*		-11.48%	-9.61%	4.17%	4.04%	5.17%
C Class	ARWCX						3/1/10
No sales charge*		-6.53%	-4.90%	4.63%	—	5.93%
With sales charge*		-7.42%	-4.90%	4.63%	—	5.93%
R Class	ARWRX	-6.26%	-4.42%	5.15%	4.39%	5.45%	8/31/04

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Benchmark data first available May 2007.

(3)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown.
Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Returns as of January 31, 2016
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
One Choice 2030 Portfolio
Investor Class	ARCVX	-6.61%	-4.09%	5.98%	4.27%	5/30/08
S&P Target Date To 2030 Index	—	-6.41%	-3.07%	5.19%	3.62%	—
Institutional Class	ARCSX	-6.58%	-3.90%	6.20%	4.46%	5/30/08
A Class(2)	ARCMX					5/30/08
No sales charge*		-6.79%	-4.35%	5.71%	3.99%
With sales charge*		-12.17%	-9.87%	4.47%	3.19%
C Class	ARWOX					3/1/10
No sales charge*		-7.10%	-4.97%	4.93%	6.32%
With sales charge*		-7.98%	-4.97%	4.93%	6.32%
R Class	ARCRX	-6.86%	-4.50%	5.46%	3.74%	5/30/08

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown.
Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Returns as of January 31, 2016
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
One Choice 2035 Portfolio
Investor Class	ARYIX	-7.32%	-4.30%	6.37%	5.09%	6.42%	8/31/04
S&P Target Date To 2035 Index	—	-7.19%	-3.44%	5.40%	N/A(2)	N/A(2)	—
S&P Target Date 2035 Index	—	-7.61%	-3.43%	6.20%	4.75%	5.94%	—
Institutional Class	ARLIX	-7.24%	-4.16%	6.59%	5.30%	6.64%	8/31/04
A Class(3)	ARYAX						8/31/04
No sales charge*		-7.43%	-4.54%	6.12%	4.82%	6.16%
With sales charge*		-12.73%	-10.05%	4.87%	4.20%	5.61%
C Class	ARLCX						3/1/10
No sales charge*		-7.77%	-5.25%	5.31%	—	6.81%
With sales charge*		-8.64%	-5.25%	5.31%	—	6.81%
R Class	ARYRX	-7.55%	-4.78%	5.85%	4.56%	5.89%	8/31/04

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Benchmark data first available May 2007.

(3)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown.
Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Returns as of January 31, 2016
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
One Choice 2040 Portfolio
Investor Class	ARDVX	-8.00%	-4.66%	6.68%	4.60%	5/30/08
S&P Target Date To 2040 Index	—	-7.76%	-3.65%	5.65%	3.59%	—
Institutional Class	ARDSX	-7.88%	-4.46%	6.90%	4.81%	5/30/08
A Class(2)	ARDMX					5/30/08
No sales charge*		-8.17%	-4.90%	6.40%	4.33%
With sales charge*		-13.44%	-10.35%	5.15%	3.53%
C Class	ARNOX					3/1/10
No sales charge*		-8.43%	-5.62%	5.63%	7.21%
With sales charge*		-9.30%	-5.62%	5.63%	7.21%
R Class	ARDRX	-8.26%	-5.14%	6.15%	4.07%	5/30/08

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown.
Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Returns as of January 31, 2016
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
One Choice 2045 Portfolio
Investor Class	AROIX	-8.65%	-4.98%	6.89%	5.25%	6.69%	8/31/04
S&P Target Date To 2045 Index	—	-8.24%	-3.82%	5.87%	N/A(2)	N/A(2)	—
S&P Target Date 2040 Index(3)	—	-8.08%	-3.63%	6.35%	4.77%	6.02%	—
Institutional Class	AOOIX	-8.57%	-4.79%	7.12%	5.45%	6.91%	8/31/04
A Class(4)	AROAX						8/31/04
No sales charge*		-8.78%	-5.23%	6.62%	4.98%	6.42%
With sales charge*		-14.03%	-10.67%	5.36%	4.35%	5.87%
C Class	AROCX						3/1/10
No sales charge*		-9.13%	-5.94%	5.83%	—	7.46%
With sales charge*		-9.98%	-5.94%	5.83%	—	7.46%
R Class	ARORX	-8.90%	-5.47%	6.35%	4.72%	6.17%	8/31/04

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Benchmark data first available May 2007.

(3)
There is not an S&P Target Date 2045 (or longer) Index with history to cover the performance period since the fund's inception. The fund's investment advisor believes the S&P Target Date 2040 Index is a reasonable proxy for comparison purposes.

(4)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown.
Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Returns as of January 31, 2016
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
One Choice 2050 Portfolio
Investor Class	ARFVX	-9.03%	-5.22%	6.95%	4.39%	5/30/08
S&P Target Date To 2050 Index	—	-8.66%	-3.96%	6.07%	3.75%	—
Institutional Class	ARFSX	-8.91%	-5.03%	7.15%	4.60%	5/30/08
A Class(2)	ARFMX					5/30/08
No sales charge*		-9.12%	-5.46%	6.68%	4.13%
With sales charge*		-14.32%	-10.88%	5.42%	3.33%
C Class	ARFDX					3/1/10
No sales charge*		-9.46%	-6.17%	5.88%	7.54%
With sales charge*		-10.31%	-6.17%	5.88%	7.54%
R Class	ARFWX	-9.21%	-5.70%	6.41%	3.87%	5/30/08

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown.
Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Returns as of January 31, 2016
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	Since Inception	Inception Date
One Choice 2055 Portfolio
Investor Class	AREVX	-9.33%	-5.47%	6.53%	3/31/11
S&P Target Date To 2055+ Index	—	-9.03%	-4.04%	5.74%	—
Institutional Class	ARENX	-9.21%	-5.20%	6.74%	3/31/11
A Class	AREMX				3/31/11
No sales charge*		-9.43%	-5.71%	6.25%
With sales charge*		-14.66%	-11.12%	4.96%
C Class	AREFX				3/31/11
No sales charge*		-9.71%	-6.35%	5.48%
With sales charge*		-10.58%	-6.35%	5.48%
R Class	AREOX	-9.58%	-5.87%	6.01%	3/31/11

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown.
Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Returns as of January 31, 2016
	Ticker Symbol	Since Inception(1)	Inception Date
One Choice 2060 Portfolio
Investor Class	ARGVX	-1.21%	9/30/15
S&P Target Date To 2055+ Index	—	-0.64%	—
Institutional Class	ARGNX	-1.16%	9/30/15
A Class	ARGMX		9/30/15
No sales charge*		-1.27%
With sales charge*		-6.95%
C Class	ARGHX		9/30/15
No sales charge*		-1.56%
With sales charge*		-2.54%
R Class	ARGRX	-1.44%	9/30/15

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown.
Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Annual Fund Operating Expenses
	Investor Class	Institutional Class	A Class	C Class	R Class
One Choice In Retirement Portfolio	0.79%	0.59%	1.04%	1.79%	1.29%
One Choice 2020 Portfolio	0.79%	0.59%	1.04%	1.79%	1.29%
One Choice 2025 Portfolio	0.83%	0.63%	1.08%	1.83%	1.33%
One Choice 2030 Portfolio	0.85%	0.65%	1.10%	1.85%	1.35%
One Choice 2035 Portfolio	0.87%	0.67%	1.12%	1.87%	1.37%
One Choice 2040 Portfolio	0.90%	0.70%	1.15%	1.90%	1.40%
One Choice 2045 Portfolio	0.94%	0.74%	1.19%	1.94%	1.44%
One Choice 2050 Portfolio	0.96%	0.76%	1.21%	1.96%	1.46%
One Choice 2055 Portfolio	0.97%	0.77%	1.22%	1.97%	1.47%
One Choice 2060 Portfolio	0.99%	0.79%	1.24%	1.99%	1.49%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown.
Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Portfolio Characteristics

Underlying Fund Allocations(1) as a % of net assets as of January 31, 2016
	One Choice In Retirement Portfolio	One Choice 2020 Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio
Equity
NT Core Equity Plus Fund	3.0%	3.0%	3.0%	3.0%	3.2%
NT Disciplined Growth Fund	1.5%	1.8%	2.2%	2.6%	2.9%
NT Equity Growth Fund	10.0%	9.9%	9.5%	9.3%	9.3%
NT Growth Fund	4.5%	5.3%	6.0%	7.3%	8.9%
NT Heritage Fund	2.3%	2.9%	4.0%	4.3%	4.7%
NT Large Company Value Fund	9.6%	9.6%	9.8%	10.3%	10.6%
NT Mid Cap Value Fund	4.6%	5.1%	5.9%	6.1%	6.1%
NT Small Company Fund	2.0%	1.8%	1.8%	2.3%	3.1%
NT Emerging Markets Fund	—	1.0%	2.1%	2.7%	3.2%
NT Global Real Estate Fund	1.0%	1.2%	1.4%	1.7%	1.9%
NT International Growth Fund	4.5%	4.7%	4.9%	5.6%	6.4%
NT International Small-Mid Cap Fund	—	0.3%	0.5%	0.9%	1.2%
NT International Value Fund	2.3%	2.8%	3.4%	4.0%	4.7%
Total Equity	45.3%	49.4%	54.5%	60.1%	66.2%
Fixed Income
High-Yield Fund	3.8%	3.7%	3.5%	3.2%	2.9%
Inflation-Adjusted Bond Fund	1.5%	2.6%	3.8%	4.7%	5.3%
NT Diversified Bond Fund	21.5%	20.6%	19.6%	17.7%	15.3%
Short Duration Inflation Protection Bond Fund	6.1%	4.8%	3.2%	1.8%	0.4%
Global Bond Fund	7.0%	6.5%	5.9%	5.2%	4.6%
International Bond Fund	4.9%	4.5%	4.0%	2.4%	0.4%
Total Fixed Income	44.8%	42.7%	40.0%	35.0%	28.9%
U.S. Government Money Market Fund	9.9%	7.9%	5.5%	4.9%	4.9%
Other Assets and Liabilities	—(2)	—(2)	—(2)	—(2)	—(2)

(1)	Underlying fund investments represent Institutional Class, except U.S. Government Money Market Fund Investor Class.

(2)	Category is less than 0.05% of total net assets.

Underlying Fund Allocations(1) as a % of net assets as of January 31, 2016
	One Choice 2040 Portfolio	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio
Equity
NT Core Equity Plus Fund	3.5%	4.0%	4.5%	4.5%	4.5%
NT Disciplined Growth Fund	3.1%	3.2%	3.3%	3.5%	3.5%
NT Equity Growth Fund	9.8%	10.3%	10.2%	10.7%	10.8%
NT Growth Fund	9.6%	10.4%	10.7%	11.0%	11.0%
NT Heritage Fund	5.4%	6.4%	6.5%	6.7%	6.8%
NT Large Company Value Fund	11.8%	13.2%	13.8%	14.3%	14.3%
NT Mid Cap Value Fund	6.4%	7.0%	7.0%	6.9%	6.8%
NT Small Company Fund	3.2%	3.0%	3.2%	3.8%	4.0%
NT Emerging Markets Fund	4.3%	5.1%	5.8%	6.6%	6.6%
NT Global Real Estate Fund	2.2%	2.4%	2.7%	2.9%	3.0%
NT International Growth Fund	6.7%	6.8%	6.7%	6.0%	6.0%
NT International Small-Mid Cap Fund	1.5%	1.8%	2.2%	2.5%	2.5%
NT International Value Fund	4.9%	5.1%	5.3%	5.5%	5.5%
Total Equity	72.4%	78.7%	81.9%	84.9%	85.3%
Fixed Income
High-Yield Fund	2.4%	2.0%	1.8%	1.5%	1.5%
Inflation-Adjusted Bond Fund	5.0%	4.1%	3.6%	3.0%	3.0%
NT Diversified Bond Fund	13.1%	10.9%	9.3%	7.6%	7.3%
Global Bond Fund	4.2%	3.8%	3.4%	3.0%	2.9%
Total Fixed Income	24.7%	20.8%	18.1%	15.1%	14.7%
U.S. Government Money Market Fund	2.9%	0.5%	—	—	—
Other Assets and Liabilities	—(2)	—(2)	—(2)	—(2)	—

(1)	Underlying fund investments represent Institutional Class, except U.S. Government Money Market Fund Investor Class.

(2)	Category is less than 0.05% of total net assets.

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds. As a shareholder in the underlying American Century Investments funds, your fund will indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not included in the fund’s annualized expense ratio or the expenses paid during the period. These expenses are, however, included in the effective expenses paid during the period.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2015 to January 31, 2016 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/15	Ending Account Value 1/31/16	Expenses Paid During Period(1)8/1/15 - 1/31/16	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2)8/1/15 - 1/31/16	Effective Annualized Expense Ratio(2)
One Choice In Retirement Portfolio
Actual
Investor Class	$1,000	$949.50	$0.98	0.20%	$3.82	0.78%
Institutional Class	$1,000	$951.30	$0.00	0.00%(3)	$2.84	0.58%
A Class	$1,000	$949.10	$2.20	0.45%	$5.05	1.03%
C Class	$1,000	$945.40	$5.87	1.20%	$8.70	1.78%
R Class	$1,000	$947.70	$3.43	0.70%	$6.27	1.28%
Hypothetical
Investor Class	$1,000	$1,024.13	$1.02	0.20%	$3.96	0.78%
Institutional Class	$1,000	$1,025.14	$0.00	0.00%(3)	$2.95	0.58%
A Class	$1,000	$1,022.87	$2.29	0.45%	$5.23	1.03%
C Class	$1,000	$1,019.10	$6.09	1.20%	$9.02	1.78%
R Class	$1,000	$1,021.62	$3.56	0.70%	$6.50	1.28%
One Choice 2020 Portfolio
Actual
Investor Class	$1,000	$945.50	$0.98	0.20%	$3.96	0.81%
Institutional Class	$1,000	$946.60	$0.00	0.00%(3)	$2.98	0.61%
A Class	$1,000	$944.60	$2.20	0.45%	$5.18	1.06%
C Class	$1,000	$940.60	$5.85	1.20%	$8.83	1.81%
R Class	$1,000	$942.90	$3.42	0.70%	$6.40	1.31%
Hypothetical
Investor Class	$1,000	$1,024.13	$1.02	0.20%	$4.12	0.81%
Institutional Class	$1,000	$1,025.14	$0.00	0.00%(3)	$3.10	0.61%
A Class	$1,000	$1,022.87	$2.29	0.45%	$5.38	1.06%
C Class	$1,000	$1,019.10	$6.09	1.20%	$9.17	1.81%
R Class	$1,000	$1,021.62	$3.56	0.70%	$6.65	1.31%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class's annualized expense ratio.

(2)
Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class's annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period.

(3)	Other expenses, which include directors' fees and expenses, did not exceed 0.005%.

	Beginning Account Value 8/1/15	Ending Account Value 1/31/16	Expenses Paid During Period(1)8/1/15 - 1/31/16	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2)8/1/15 - 1/31/16	Effective Annualized Expense Ratio(2)
One Choice 2025 Portfolio
Actual
Investor Class	$1,000	$940.30	$0.98	0.20%	$4.10	0.84%
Institutional Class	$1,000	$940.90	$0.00	0.00%(3)	$3.12	0.64%
A Class	$1,000	$939.20	$2.19	0.45%	$5.31	1.09%
C Class	$1,000	$934.70	$5.84	1.20%	$8.95	1.84%
R Class	$1,000	$937.40	$3.41	0.70%	$6.53	1.34%
Hypothetical
Investor Class	$1,000	$1,024.13	$1.02	0.20%	$4.27	0.84%
Institutional Class	$1,000	$1,025.14	$0.00	0.00%(3)	$3.25	0.64%
A Class	$1,000	$1,022.87	$2.29	0.45%	$5.53	1.09%
C Class	$1,000	$1,019.10	$6.09	1.20%	$9.32	1.84%
R Class	$1,000	$1,021.62	$3.56	0.70%	$6.80	1.34%
One Choice 2030 Portfolio
Actual
Investor Class	$1,000	$933.90	$0.97	0.20%	$4.18	0.86%
Institutional Class	$1,000	$934.20	$0.00	0.00%(3)	$3.21	0.66%
A Class	$1,000	$932.10	$2.19	0.45%	$5.39	1.11%
C Class	$1,000	$929.00	$5.82	1.20%	$9.02	1.86%
R Class	$1,000	$931.40	$3.40	0.70%	$6.60	1.36%
Hypothetical
Investor Class	$1,000	$1,024.13	$1.02	0.20%	$4.37	0.86%
Institutional Class	$1,000	$1,025.14	$0.00	0.00%(3)	$3.35	0.66%
A Class	$1,000	$1,022.87	$2.29	0.45%	$5.63	1.11%
C Class	$1,000	$1,019.10	$6.09	1.20%	$9.42	1.86%
R Class	$1,000	$1,021.62	$3.56	0.70%	$6.90	1.36%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class's annualized expense ratio.

(2)
Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class's annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period.

(3)	Other expenses, which include directors' fees and expenses, did not exceed 0.005%.

	Beginning Account Value 8/1/15	Ending Account Value 1/31/16	Expenses Paid During Period(1)8/1/15 - 1/31/16	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2)8/1/15 - 1/31/16	Effective Annualized Expense Ratio(2)
One Choice 2035 Portfolio
Actual
Investor Class	$1,000	$926.80	$0.97	0.20%	$4.31	0.89%
Institutional Class	$1,000	$927.60	$0.00	0.00%(3)	$3.34	0.69%
A Class	$1,000	$925.70	$2.18	0.45%	$5.52	1.14%
C Class	$1,000	$922.30	$5.80	1.20%	$9.13	1.89%
R Class	$1,000	$924.50	$3.39	0.70%	$6.72	1.39%
Hypothetical
Investor Class	$1,000	$1,024.13	$1.02	0.20%	$4.52	0.89%
Institutional Class	$1,000	$1,025.14	$0.00	0.00%(3)	$3.51	0.69%
A Class	$1,000	$1,022.87	$2.29	0.45%	$5.79	1.14%
C Class	$1,000	$1,019.10	$6.09	1.20%	$9.58	1.89%
R Class	$1,000	$1,021.62	$3.56	0.70%	$7.05	1.39%
One Choice 2040 Portfolio
Actual
Investor Class	$1,000	$920.00	$0.97	0.20%	$4.44	0.92%
Institutional Class	$1,000	$921.20	$0.00	0.00%(3)	$3.48	0.72%
A Class	$1,000	$918.30	$2.17	0.45%	$5.64	1.17%
C Class	$1,000	$915.70	$5.78	1.20%	$9.25	1.92%
R Class	$1,000	$917.40	$3.37	0.70%	$6.84	1.42%
Hypothetical
Investor Class	$1,000	$1,024.13	$1.02	0.20%	$4.67	0.92%
Institutional Class	$1,000	$1,025.14	$0.00	0.00%(3)	$3.66	0.72%
A Class	$1,000	$1,022.87	$2.29	0.45%	$5.94	1.17%
C Class	$1,000	$1,019.10	$6.09	1.20%	$9.73	1.92%
R Class	$1,000	$1,021.62	$3.56	0.70%	$7.20	1.42%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class's annualized expense ratio.

(2)
Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class's annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period.

(3)	Other expenses, which include directors' fees and expenses, did not exceed 0.005%.

	Beginning Account Value 8/1/15	Ending Account Value 1/31/16	Expenses Paid During Period(1)8/1/15 - 1/31/16	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2)8/1/15 - 1/31/16	Effective Annualized Expense Ratio(2)
One Choice 2045 Portfolio
Actual
Investor Class	$1,000	$913.50	$0.96	0.20%	$4.62	0.96%
Institutional Class	$1,000	$914.30	$0.00	0.00%(3)	$3.66	0.76%
A Class	$1,000	$912.20	$2.16	0.45%	$5.82	1.21%
C Class	$1,000	$908.70	$5.76	1.20%	$9.40	1.96%
R Class	$1,000	$911.00	$3.36	0.70%	$7.01	1.46%
Hypothetical
Investor Class	$1,000	$1,024.13	$1.02	0.20%	$4.88	0.96%
Institutional Class	$1,000	$1,025.14	$0.00	0.00%(3)	$3.86	0.76%
A Class	$1,000	$1,022.87	$2.29	0.45%	$6.14	1.21%
C Class	$1,000	$1,019.10	$6.09	1.20%	$9.93	1.96%
R Class	$1,000	$1,021.62	$3.56	0.70%	$7.41	1.46%
One Choice 2050 Portfolio
Actual
Investor Class	$1,000	$909.70	$0.96	0.20%	$4.70	0.98%
Institutional Class	$1,000	$910.90	$0.00	0.00%(3)	$3.75	0.78%
A Class	$1,000	$908.80	$2.16	0.45%	$5.90	1.23%
C Class	$1,000	$905.40	$5.75	1.20%	$9.48	1.98%
R Class	$1,000	$907.90	$3.36	0.70%	$7.10	1.48%
Hypothetical
Investor Class	$1,000	$1,024.13	$1.02	0.20%	$4.98	0.98%
Institutional Class	$1,000	$1,025.14	$0.00	0.00%(3)	$3.96	0.78%
A Class	$1,000	$1,022.87	$2.29	0.45%	$6.24	1.23%
C Class	$1,000	$1,019.10	$6.09	1.20%	$10.03	1.98%
R Class	$1,000	$1,021.62	$3.56	0.70%	$7.51	1.48%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class's annualized expense ratio.

(2)
Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class's annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period.

(3)	Other expenses, which include directors' fees and expenses, did not exceed 0.005%.

	Beginning Account Value 8/1/15	Ending Account Value 1/31/16	Expenses Paid During Period(1)8/1/15 - 1/31/16	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2)8/1/15 - 1/31/16	Effective Annualized Expense Ratio(2)
One Choice 2055 Portfolio
Actual
Investor Class	$1,000	$906.70	$0.96	0.20%	$4.74	0.99%
Institutional Class	$1,000	$907.90	$0.00	0.00%(3)	$3.79	0.79%
A Class	$1,000	$905.70	$2.16	0.45%	$5.94	1.24%
C Class	$1,000	$902.90	$5.74	1.20%	$9.52	1.99%
R Class	$1,000	$904.20	$3.35	0.70%	$7.13	1.49%
Hypothetical
Investor Class	$1,000	$1,024.13	$1.02	0.20%	$5.03	0.99%
Institutional Class	$1,000	$1,025.14	$0.00	0.00%(3)	$4.01	0.79%
A Class	$1,000	$1,022.87	$2.29	0.45%	$6.29	1.24%
C Class	$1,000	$1,019.10	$6.09	1.20%	$10.08	1.99%
R Class	$1,000	$1,021.62	$3.56	0.70%	$7.56	1.49%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class's annualized expense ratio.

(2)
Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class's annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period.

(3)	Other expenses, which include directors' fees and expenses, did not exceed 0.005%.

	Beginning Account Value 8/1/15	Ending Account Value 1/31/16	Expenses Paid During Period(1)8/1/15 - 1/31/16	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2)8/1/15 - 1/31/16	Effective Annualized Expense Ratio(2)
One Choice 2060 Portfolio
Actual
Investor Class	$1,000	$987.90(3)	$0.67(4)	0.20%	$3.33(4)	0.99%
Institutional Class	$1,000	$988.40(3)	$0.00(4)	0.00%(5)	$2.66(4)	0.79%
A Class	$1,000	$987.30(3)	$1.51(4)	0.45%	$4.17(4)	1.24%
C Class	$1,000	$984.40(3)	$4.03(4)	1.20%	$6.69(4)	1.99%
R Class	$1,000	$985.60(3)	$2.35(4)	0.70%	$5.01(4)	1.49%
Hypothetical
Investor Class	$1,000	$1,024.13(6)	$1.02(6)	0.20%	$5.03(6)	0.99%
Institutional Class	$1,000	$1,025.14(6)	$0.00(6)	0.00%(5)	$4.01(6)	0.79%
A Class	$1,000	$1,022.87(6)	$2.29(6)	0.45%	$6.29(6)	1.24%
C Class	$1,000	$1,019.10(6)	$6.09(6)	1.20%	$10.06(6)	1.99%
R Class	$1,000	$1,021.62(6)	$3.56(6)	0.70%	$7.56(6)	1.49%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class's annualized expense ratio.

(2)
Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class's annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period.

(3)	Ending account value based on actual return from September 30, 2015 (fund inception) through January 31, 2016.

(4)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 124, the number of days in the period from September 30, 2015 (fund inception) through January 31, 2016, divided by 366, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(5)	Other expenses, which include directors' fees and expenses, did not exceed 0.005%.

(6)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class's annualized expense ratio listed in the table above.

Schedules of Investments

JANUARY 31, 2016 (UNAUDITED)

One Choice In Retirement Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 37.5%
NT Core Equity Plus Fund Institutional Class	4,447,497	$55,148,957
NT Disciplined Growth Fund Institutional Class	3,087,750	27,635,361
NT Equity Growth Fund Institutional Class	17,589,339	184,160,378
NT Growth Fund Institutional Class	6,184,770	83,247,000
NT Heritage Fund Institutional Class	3,675,938	41,427,822
NT Large Company Value Fund Institutional Class	17,754,768	176,482,396
NT Mid Cap Value Fund Institutional Class	7,717,156	84,502,857
NT Small Company Fund Institutional Class	4,760,614	37,085,186
		689,689,957
Domestic Fixed Income Funds — 32.9%
High-Yield Fund Institutional Class	13,576,443	70,054,447
Inflation-Adjusted Bond Fund Institutional Class	2,465,359	28,129,751
NT Diversified Bond Fund Institutional Class	36,808,113	394,214,893
Short Duration Inflation Protection Bond Fund Institutional Class	11,100,665	111,783,700
		604,182,791
International Fixed Income Funds — 11.9%
Global Bond Fund Institutional Class	13,012,170	128,430,114
International Bond Fund Institutional Class	7,606,042	91,044,327
		219,474,441
Money Market Funds — 9.9%
U.S. Government Money Market Fund Investor Class	182,189,975	182,189,975
International Equity Funds — 7.8%
NT Global Real Estate Fund Institutional Class	2,073,827	18,436,321
NT International Growth Fund Institutional Class	8,546,800	83,331,305
NT International Value Fund Institutional Class	4,994,388	41,153,758
		142,921,384
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,809,582,770)		1,838,458,548
OTHER ASSETS AND LIABILITIES†		(558)
TOTAL NET ASSETS — 100.0%		$1,838,457,990

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JANUARY 31, 2016 (UNAUDITED)

One Choice 2020 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 39.4%
NT Core Equity Plus Fund Institutional Class	4,250,652	$52,708,084
NT Disciplined Growth Fund Institutional Class	3,524,475	31,544,051
NT Equity Growth Fund Institutional Class	16,476,265	172,506,495
NT Growth Fund Institutional Class	6,851,231	92,217,565
NT Heritage Fund Institutional Class	4,575,672	51,567,821
NT Large Company Value Fund Institutional Class	16,931,991	168,303,986
NT Mid Cap Value Fund Institutional Class	8,151,418	89,258,029
NT Small Company Fund Institutional Class	4,080,724	31,788,839
		689,894,870
Domestic Fixed Income Funds — 31.7%
High-Yield Fund Institutional Class	12,546,778	64,741,373
Inflation-Adjusted Bond Fund Institutional Class	3,992,992	45,560,036
NT Diversified Bond Fund Institutional Class	33,824,808	362,263,698
Short Duration Inflation Protection Bond Fund Institutional Class	8,311,349	83,695,287
		556,260,394
International Fixed Income Funds — 11.0%
Global Bond Fund Institutional Class	11,489,865	113,404,970
International Bond Fund Institutional Class	6,650,028	79,600,836
		193,005,806
International Equity Funds — 10.0%
NT Emerging Markets Fund Institutional Class	1,991,944	17,947,419
NT Global Real Estate Fund Institutional Class	2,370,525	21,073,967
NT International Growth Fund Institutional Class	8,542,629	83,290,634
NT International Small-Mid Cap Fund Institutional Class	451,160	4,389,790
NT International Value Fund Institutional Class	5,863,168	48,312,507
		175,014,317
Money Market Funds — 7.9%
U.S. Government Money Market Fund Investor Class	138,826,429	138,826,429
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,745,810,290)		1,753,001,816
OTHER ASSETS AND LIABILITIES†		(35,088)
TOTAL NET ASSETS — 100.0%		$1,752,966,728

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JANUARY 31, 2016 (UNAUDITED)

One Choice 2025 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 42.2%
NT Core Equity Plus Fund Institutional Class	6,101,079	$75,653,383
NT Disciplined Growth Fund Institutional Class	6,170,348	55,224,611
NT Equity Growth Fund Institutional Class	22,803,765	238,755,419
NT Growth Fund Institutional Class	11,327,069	152,462,350
NT Heritage Fund Institutional Class	9,081,863	102,352,600
NT Large Company Value Fund Institutional Class	25,010,193	248,601,316
NT Mid Cap Value Fund Institutional Class	13,518,897	148,031,918
NT Small Company Fund Institutional Class	5,883,069	45,829,108
		1,066,910,705
Domestic Fixed Income Funds — 30.1%
High-Yield Fund Institutional Class	17,150,741	88,497,826
Inflation-Adjusted Bond Fund Institutional Class	8,425,980	96,140,437
NT Diversified Bond Fund Institutional Class	46,379,781	496,727,454
Short Duration Inflation Protection Bond Fund Institutional Class	8,034,945	80,911,899
		762,277,616
International Equity Funds — 12.3%
NT Emerging Markets Fund Institutional Class	5,769,202	51,980,512
NT Global Real Estate Fund Institutional Class	4,144,520	36,844,784
NT International Growth Fund Institutional Class	12,706,753	123,890,846
NT International Small-Mid Cap Fund Institutional Class	1,460,976	14,215,300
NT International Value Fund Institutional Class	10,347,963	85,267,212
		312,198,654
International Fixed Income Funds — 9.9%
Global Bond Fund Institutional Class	15,015,741	148,205,365
International Bond Fund Institutional Class	8,571,228	102,597,602
		250,802,967
Money Market Funds — 5.5%
U.S. Government Money Market Fund Investor Class	138,123,470	138,123,470
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,443,351,622)		2,530,313,412
OTHER ASSETS AND LIABILITIES†		(414)
TOTAL NET ASSETS — 100.0%		$2,530,312,998

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JANUARY 31, 2016 (UNAUDITED)

One Choice 2030 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 45.2%
NT Core Equity Plus Fund Institutional Class	4,278,445	$53,052,717
NT Disciplined Growth Fund Institutional Class	5,045,040	45,153,106
NT Equity Growth Fund Institutional Class	15,700,990	164,389,366
NT Growth Fund Institutional Class	9,493,211	127,778,618
NT Heritage Fund Institutional Class	6,769,264	76,289,610
NT Large Company Value Fund Institutional Class	18,353,453	182,433,322
NT Mid Cap Value Fund Institutional Class	9,808,580	107,403,953
NT Small Company Fund Institutional Class	5,266,035	41,022,411
		797,523,103
Domestic Fixed Income Funds — 27.4%
High-Yield Fund Institutional Class	11,035,349	56,942,400
Inflation-Adjusted Bond Fund Institutional Class	7,285,093	83,122,906
NT Diversified Bond Fund Institutional Class	29,121,229	311,888,357
Short Duration Inflation Protection Bond Fund Institutional Class	3,036,077	30,573,298
		482,526,961
International Equity Funds — 14.9%
NT Emerging Markets Fund Institutional Class	5,286,351	47,630,022
NT Global Real Estate Fund Institutional Class	3,371,095	29,969,033
NT International Growth Fund Institutional Class	10,139,886	98,863,886
NT International Small-Mid Cap Fund Institutional Class	1,594,869	15,518,076
NT International Value Fund Institutional Class	8,579,264	70,693,132
		262,674,149
International Fixed Income Funds — 7.6%
Global Bond Fund Institutional Class	9,301,814	91,808,905
International Bond Fund Institutional Class	3,485,585	41,722,453
		133,531,358
Money Market Funds — 4.9%
U.S. Government Money Market Fund Investor Class	86,918,307	86,918,307
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,772,389,059)		1,763,173,878
OTHER ASSETS AND LIABILITIES†		(67)
TOTAL NET ASSETS — 100.0%		$1,763,173,811

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JANUARY 31, 2016 (UNAUDITED)

One Choice 2035 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 48.8%
NT Core Equity Plus Fund Institutional Class	5,199,146	$64,469,415
NT Disciplined Growth Fund Institutional Class	6,523,713	58,387,229
NT Equity Growth Fund Institutional Class	17,708,519	185,408,197
NT Growth Fund Institutional Class	13,171,148	177,283,649
NT Heritage Fund Institutional Class	8,398,879	94,655,365
NT Large Company Value Fund Institutional Class	21,237,592	211,101,665
NT Mid Cap Value Fund Institutional Class	11,100,924	121,555,114
NT Small Company Fund Institutional Class	7,841,819	61,087,773
		973,948,407
Domestic Fixed Income Funds — 23.9%
High-Yield Fund Institutional Class	11,195,741	57,770,022
Inflation-Adjusted Bond Fund Institutional Class	9,216,842	105,164,165
NT Diversified Bond Fund Institutional Class	28,507,393	305,314,179
Short Duration Inflation Protection Bond Fund Institutional Class	912,001	9,183,854
		477,432,220
International Equity Funds — 17.4%
NT Emerging Markets Fund Institutional Class	7,131,846	64,257,933
NT Global Real Estate Fund Institutional Class	4,382,899	38,963,971
NT International Growth Fund Institutional Class	13,119,354	127,913,704
NT International Small-Mid Cap Fund Institutional Class	2,441,547	23,756,257
NT International Value Fund Institutional Class	11,275,827	92,912,812
		347,804,677
International Fixed Income Funds — 5.0%
Global Bond Fund Institutional Class	9,312,625	91,915,613
International Bond Fund Institutional Class	677,840	8,113,747
		100,029,360
Money Market Funds — 4.9%
U.S. Government Money Market Fund Investor Class	98,807,828	98,807,828
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,948,386,934)		1,998,022,492
OTHER ASSETS AND LIABILITIES†		69
TOTAL NET ASSETS — 100.0%		$1,998,022,561

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JANUARY 31, 2016 (UNAUDITED)

One Choice 2040 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 52.8%
NT Core Equity Plus Fund Institutional Class	3,672,750	$45,542,095
NT Disciplined Growth Fund Institutional Class	4,510,264	40,366,859
NT Equity Growth Fund Institutional Class	12,223,965	127,984,914
NT Growth Fund Institutional Class	9,387,912	126,361,302
NT Heritage Fund Institutional Class	6,284,143	70,822,294
NT Large Company Value Fund Institutional Class	15,518,111	154,250,025
NT Mid Cap Value Fund Institutional Class	7,697,198	84,284,319
NT Small Company Fund Institutional Class	5,307,287	41,343,767
		690,955,575
Domestic Fixed Income Funds — 20.5%
High-Yield Fund Institutional Class	6,181,430	31,896,178
Inflation-Adjusted Bond Fund Institutional Class	5,688,703	64,908,102
NT Diversified Bond Fund Institutional Class	15,976,681	171,110,256
		267,914,536
International Equity Funds — 19.6%
NT Emerging Markets Fund Institutional Class	6,278,373	56,568,141
NT Global Real Estate Fund Institutional Class	3,232,419	28,736,201
NT International Growth Fund Institutional Class	8,964,016	87,399,160
NT International Small-Mid Cap Fund Institutional Class	2,014,247	19,598,625
NT International Value Fund Institutional Class	7,837,177	64,578,336
		256,880,463
International Fixed Income Funds — 4.2%
Global Bond Fund Institutional Class	5,528,311	54,564,429
Money Market Funds — 2.9%
U.S. Government Money Market Fund Investor Class	38,715,423	38,715,423
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,335,597,021)		1,309,030,426
OTHER ASSETS AND LIABILITIES†		161
TOTAL NET ASSETS — 100.0%		$1,309,030,587

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JANUARY 31, 2016 (UNAUDITED)

One Choice 2045 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 57.5%
NT Core Equity Plus Fund Institutional Class	4,543,970	$56,345,233
NT Disciplined Growth Fund Institutional Class	5,106,404	45,702,318
NT Equity Growth Fund Institutional Class	13,883,473	145,359,958
NT Growth Fund Institutional Class	11,004,895	148,125,882
NT Heritage Fund Institutional Class	8,008,019	90,250,372
NT Large Company Value Fund Institutional Class	18,854,556	187,414,285
NT Mid Cap Value Fund Institutional Class	9,101,084	99,656,870
NT Small Company Fund Institutional Class	5,476,406	42,661,204
		815,516,122
International Equity Funds — 21.2%
NT Emerging Markets Fund Institutional Class	7,984,552	71,940,816
NT Global Real Estate Fund Institutional Class	3,910,234	34,761,983
NT International Growth Fund Institutional Class	9,899,503	96,520,150
NT International Small-Mid Cap Fund Institutional Class	2,637,580	25,663,653
NT International Value Fund Institutional Class	8,819,050	72,668,973
		301,555,575
Domestic Fixed Income Funds — 17.0%
High-Yield Fund Institutional Class	5,616,851	28,982,951
Inflation-Adjusted Bond Fund Institutional Class	5,113,997	58,350,704
NT Diversified Bond Fund Institutional Class	14,390,775	154,125,200
		241,458,855
International Fixed Income Funds — 3.8%
Global Bond Fund Institutional Class	5,456,876	53,859,371
Money Market Funds — 0.5%
U.S. Government Money Market Fund Investor Class	7,300,501	7,300,501
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,409,144,591)		1,419,690,424
OTHER ASSETS AND LIABILITIES†		(14,665)
TOTAL NET ASSETS — 100.0%		$1,419,675,759

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JANUARY 31, 2016 (UNAUDITED)

One Choice 2050 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 59.2%
NT Core Equity Plus Fund Institutional Class	2,746,594	$34,057,767
NT Disciplined Growth Fund Institutional Class	2,832,067	25,346,995
NT Equity Growth Fund Institutional Class	7,453,896	78,042,296
NT Growth Fund Institutional Class	6,079,745	81,833,373
NT Heritage Fund Institutional Class	4,406,926	49,666,059
NT Large Company Value Fund Institutional Class	10,570,576	105,071,527
NT Mid Cap Value Fund Institutional Class	4,858,983	53,205,862
NT Small Company Fund Institutional Class	3,178,108	24,757,462
		451,981,341
International Equity Funds — 22.7%
NT Emerging Markets Fund Institutional Class	4,944,597	44,550,817
NT Global Real Estate Fund Institutional Class	2,311,369	20,548,067
NT International Growth Fund Institutional Class	5,226,063	50,954,117
NT International Small-Mid Cap Fund Institutional Class	1,678,369	16,330,529
NT International Value Fund Institutional Class	4,927,990	40,606,638
		172,990,168
Domestic Fixed Income Funds — 14.7%
High-Yield Fund Institutional Class	2,641,885	13,632,126
Inflation-Adjusted Bond Fund Institutional Class	2,390,498	27,275,577
NT Diversified Bond Fund Institutional Class	6,643,637	71,153,356
		112,061,059
International Fixed Income Funds — 3.4%
Global Bond Fund Institutional Class	2,641,414	26,070,754
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $797,220,658)		763,103,322
OTHER ASSETS AND LIABILITIES†		(594)
TOTAL NET ASSETS — 100.0%		$763,102,728

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JANUARY 31, 2016 (UNAUDITED)

One Choice 2055 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 61.4%
NT Core Equity Plus Fund Institutional Class	973,371	$12,069,802
NT Disciplined Growth Fund Institutional Class	1,037,443	9,285,113
NT Equity Growth Fund Institutional Class	2,759,488	28,891,843
NT Growth Fund Institutional Class	2,200,890	29,623,981
NT Heritage Fund Institutional Class	1,608,425	18,126,952
NT Large Company Value Fund Institutional Class	3,861,975	38,388,034
NT Mid Cap Value Fund Institutional Class	1,694,638	18,556,284
NT Small Company Fund Institutional Class	1,297,586	10,108,196
		165,050,205
International Equity Funds — 23.5%
NT Emerging Markets Fund Institutional Class	1,976,368	17,807,079
NT Global Real Estate Fund Institutional Class	888,995	7,903,165
NT International Growth Fund Institutional Class	1,657,156	16,157,266
NT International Small-Mid Cap Fund Institutional Class	675,211	6,569,807
NT International Value Fund Institutional Class	1,777,589	14,647,332
		63,084,649
Domestic Fixed Income Funds — 12.1%
High-Yield Fund Institutional Class	770,957	3,978,136
Inflation-Adjusted Bond Fund Institutional Class	697,707	7,960,833
NT Diversified Bond Fund Institutional Class	1,906,686	20,420,603
		32,359,572
International Fixed Income Funds — 3.0%
Global Bond Fund Institutional Class	823,501	8,127,955
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $295,480,164)		268,622,381
OTHER ASSETS AND LIABILITIES†		(502)
TOTAL NET ASSETS — 100.0%		$268,621,879

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JANUARY 31, 2016 (UNAUDITED)

One Choice 2060 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 61.7%
NT Core Equity Plus Fund Institutional Class	4,368	$54,166
NT Disciplined Growth Fund Institutional Class	4,691	41,981
NT Equity Growth Fund Institutional Class	12,347	129,272
NT Growth Fund Institutional Class	9,800	131,906
NT Heritage Fund Institutional Class	7,196	81,095
NT Large Company Value Fund Institutional Class	17,279	171,752
NT Mid Cap Value Fund Institutional Class	7,441	81,483
NT Small Company Fund Institutional Class	6,216	48,422
		740,077
International Equity Funds — 23.6%
NT Emerging Markets Fund Institutional Class	8,710	78,477
NT Global Real Estate Fund Institutional Class	4,052	36,025
NT International Growth Fund Institutional Class	7,390	72,051
NT International Small-Mid Cap Fund Institutional Class	3,086	30,027
NT International Value Fund Institutional Class	8,012	66,017
		282,597
Domestic Fixed Income Funds — 11.8%
High-Yield Fund Institutional Class	3,430	17,697
Inflation-Adjusted Bond Fund Institutional Class	3,104	35,412
NT Diversified Bond Fund Institutional Class	8,254	88,398
		141,507
International Fixed Income Funds — 2.9%
Global Bond Fund Institutional Class	3,587	35,400
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,217,134)		1,199,581
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$1,199,581

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

Statements of Assets and Liabilities

JANUARY 31, 2016 (UNAUDITED)
	One Choice In Retirement Portfolio	One Choice 2020 Portfolio	One Choice 2025 Portfolio
Assets
Investment securities in affiliates, at value (cost of $1,809,582,770, $1,745,810,290 and $2,443,351,622, respectively)	$1,838,458,548	$1,753,001,816	$2,530,313,412
Cash	366,862	294,036	456,540
Receivable for investments sold	2,933,033	1,423,546	3,324,867
Receivable for capital shares sold	2,406,997	2,382,980	2,292,685
Distributions receivable from affiliates	971,456	873,165	1,217,867
	1,845,136,896	1,757,975,543	2,537,605,371

Liabilities
Payable for investments purchased	971,498	873,204	1,217,920
Payable for capital shares redeemed	5,301,823	3,809,990	5,569,849
Accrued administrative fees	230,557	183,260	297,354
Distribution and service fees payable	175,028	142,361	207,250
	6,678,906	5,008,815	7,292,373

Net Assets	$1,838,457,990	$1,752,966,728	$2,530,312,998

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,797,594,992	$1,718,581,235	$2,417,933,417
Undistributed net investment income	655,060	802,078	1,911,331
Undistributed net realized gain	11,332,160	26,391,889	23,506,460
Net unrealized appreciation	28,875,778	7,191,526	86,961,790
	$1,838,457,990	$1,752,966,728	$2,530,312,998

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice In Retirement Portfolio
Investor Class, $0.01 Par Value	$764,472,315	64,657,781	$11.82
Institutional Class, $0.01 Par Value	$485,246,601	41,028,219	$11.83
A Class, $0.01 Par Value	$377,340,459	31,904,673	$11.83*
C Class, $0.01 Par Value	$8,250,993	699,207	$11.80
R Class, $0.01 Par Value	$203,147,622	17,199,123	$11.81
One Choice 2020 Portfolio
Investor Class, $0.01 Par Value	$588,457,427	53,287,589	$11.04
Institutional Class, $0.01 Par Value	$670,683,946	60,746,802	$11.04
A Class, $0.01 Par Value	$334,199,785	30,282,660	$11.04*
C Class, $0.01 Par Value	$8,744,919	790,339	$11.06
R Class, $0.01 Par Value	$150,880,651	13,672,932	$11.03
One Choice 2025 Portfolio
Investor Class, $0.01 Par Value	$1,012,439,354	78,437,099	$12.91
Institutional Class, $0.01 Par Value	$778,990,949	60,357,357	$12.91
A Class, $0.01 Par Value	$520,131,640	40,298,397	$12.91*
C Class, $0.01 Par Value	$7,319,268	565,935	$12.93
R Class, $0.01 Par Value	$211,431,787	16,387,458	$12.90

*	Maximum offering price $12.55, $11.71 and $13.70 (net asset value divided by 0.9425) for One Choice In Retirement Portfolio, One Choice 2020 Portfolio and One Choice 2025 Portfolio, respectively.
See Notes to Financial Statements.

JANUARY 31, 2016 (UNAUDITED)
	One Choice 2030 Portfolio	One Choice 2035 Portfolio	One Choice 2040 Portfolio
Assets
Investment securities in affiliates, at value (cost of $1,772,389,059, $1,948,386,934 and $1,335,597,021, respectively)	$1,763,173,878	$1,998,022,492	$1,309,030,426
Cash	300,473	371,848	218,420
Receivable for investments sold	2,454,810	4,227,776	1,959,546
Receivable for capital shares sold	1,739,371	1,868,690	1,866,120
Distributions receivable from affiliates	763,187	768,998	424,371
	1,768,431,719	2,005,259,804	1,313,498,883

Liabilities
Payable for investments purchased	763,220	769,029	424,388
Payable for capital shares redeemed	4,162,448	6,057,108	3,802,475
Accrued administrative fees	184,201	235,861	137,016
Distribution and service fees payable	148,039	175,245	104,417
	5,257,908	7,237,243	4,468,296

Net Assets	$1,763,173,811	$1,998,022,561	$1,309,030,587

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,739,452,300	$1,916,520,893	$1,304,008,644
Undistributed net investment income	561,856	646,403	219,690
Undistributed net realized gain	32,374,836	31,219,707	31,368,848
Net unrealized appreciation (depreciation)	(9,215,181)	49,635,558	(26,566,595)
	$1,763,173,811	$1,998,022,561	$1,309,030,587

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice 2030 Portfolio
Investor Class, $0.01 Par Value	$565,198,285	51,064,921	$11.07
Institutional Class, $0.01 Par Value	$675,342,643	61,046,117	$11.06
A Class, $0.01 Par Value	$356,180,350	32,222,619	$11.05*
C Class, $0.01 Par Value	$5,391,844	486,356	$11.09
R Class, $0.01 Par Value	$161,060,689	14,566,173	$11.06
One Choice 2035 Portfolio
Investor Class, $0.01 Par Value	$771,493,973	56,473,993	$13.66
Institutional Class, $0.01 Par Value	$610,743,236	44,677,097	$13.67
A Class, $0.01 Par Value	$420,246,571	30,762,644	$13.66*
C Class, $0.01 Par Value	$6,261,676	457,823	$13.68
R Class, $0.01 Par Value	$189,277,105	13,854,765	$13.66
One Choice 2040 Portfolio
Investor Class, $0.01 Par Value	$441,173,144	38,947,176	$11.33
Institutional Class, $0.01 Par Value	$500,445,978	44,185,087	$11.33
A Class, $0.01 Par Value	$248,930,299	21,982,788	$11.32*
C Class, $0.01 Par Value	$3,004,742	265,039	$11.34
R Class, $0.01 Par Value	$115,476,424	10,201,688	$11.32

*	Maximum offering price $11.72, $14.49 and $12.01 (net asset value divided by 0.9425) for One Choice 2030 Portfolio, One Choice 2035 Portfolio and One Choice 2040 Portfolio, respectively.

See Notes to Financial Statements.

JANUARY 31, 2016 (UNAUDITED)
	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio
Assets
Investment securities in affiliates, at value (cost of $1,409,144,591, $797,220,658 and $295,480,164, respectively)	$1,419,690,424	$763,103,322	$268,622,381
Cash	247,033	124,287	42,525
Receivable for investments sold	3,624,617	980,257	—
Receivable for capital shares sold	2,192,004	1,784,716	1,075,625
Distributions receivable from affiliates	390,424	178,335	51,129
	1,426,144,502	766,170,917	269,791,660

Liabilities
Payable for investments purchased	390,440	178,342	743,556
Payable for capital shares redeemed	5,805,360	2,752,469	378,628
Accrued administrative fees	161,957	78,639	24,768
Distribution and service fees payable	110,986	58,739	22,829
	6,468,743	3,068,189	1,169,781

Net Assets	$1,419,675,759	$763,102,728	$268,621,879

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,380,052,337	$776,168,495	$287,854,237
Undistributed net investment income	207,490	59,943	6,735
Undistributed net realized gain	28,870,099	20,991,626	7,618,690
Net unrealized appreciation (depreciation)	10,545,833	(34,117,336)	(26,857,783)
	$1,419,675,759	$763,102,728	$268,621,879

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice 2045 Portfolio
Investor Class, $0.01 Par Value	$559,063,563	39,872,490	$14.02
Institutional Class, $0.01 Par Value	$468,228,977	33,372,504	$14.03
A Class, $0.01 Par Value	$269,814,408	19,252,036	$14.01*
C Class, $0.01 Par Value	$2,684,910	191,201	$14.04
R Class, $0.01 Par Value	$119,883,901	8,550,321	$14.02
One Choice 2050 Portfolio
Investor Class, $0.01 Par Value	$252,935,198	22,501,361	$11.24
Institutional Class, $0.01 Par Value	$298,195,036	26,507,969	$11.25
A Class, $0.01 Par Value	$150,480,334	13,390,777	$11.24*
C Class, $0.01 Par Value	$1,798,445	159,680	$11.26
R Class, $0.01 Par Value	$59,693,715	5,310,316	$11.24
One Choice 2055 Portfolio
Investor Class, $0.01 Par Value	$67,545,576	5,707,655	$11.83
Institutional Class, $0.01 Par Value	$120,707,234	10,201,781	$11.83
A Class, $0.01 Par Value	$53,110,691	4,491,563	$11.82*
C Class, $0.01 Par Value	$578,500	48,916	$11.83
R Class, $0.01 Par Value	$26,679,878	2,254,805	$11.83

*	Maximum offering price $14.86, $11.93 and $12.54 (net asset value divided by 0.9425) for One Choice 2045 Portfolio, One Choice 2050 Portfolio and One Choice 2055 Portfolio, respectively.

See Notes to Financial Statements.

JANUARY 31, 2016 (UNAUDITED)
One Choice 2060 Portfolio
Assets
Investment securities in affiliates, at value (cost of $1,217,134)	$1,199,581
Cash	110
Receivable for capital shares sold	69,728
Distributions receivable from affiliates	152
1,269,571

Liabilities
Payable for investments purchased	69,866
Accrued administrative fees	65
Distribution and service fees payable	59
69,990

Net Assets	$1,199,581

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,209,830
Distributions in excess of net investment income	(10)
Undistributed net realized gain	7,314
Net unrealized depreciation	(17,553)
$1,199,581

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice 2060 Portfolio
Investor Class, $0.01 Par Value	$275,763	28,232	$9.77
Institutional Class, $0.01 Par Value	$731,219	74,848	$9.77
A Class, $0.01 Par Value	$73,186	7,493	$9.77*
C Class, $0.01 Par Value	$24,610	2,521	$9.76
R Class, $0.01 Par Value	$94,803	9,711	$9.76

*	Maximum offering price $10.37 (net asset value divided by 0.9425) for One Choice 2060 Portfolio.

See Notes to Financial Statements.

Statements of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2016 (UNAUDITED)
	One Choice In Retirement Portfolio	One Choice 2020 Portfolio	One Choice 2025 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$25,607,919	$23,930,668	$36,878,300

Expenses:
Administrative fees:
Investor Class	802,916	611,643	1,057,107
A Class	404,890	346,738	549,262
C Class	7,755	10,411	7,363
R Class	229,241	160,834	229,196
Distribution and service fees:
A Class	506,112	433,423	686,578
C Class	38,777	52,056	36,813
R Class	573,103	402,086	572,990
Directors' fees and expenses	37,507	33,420	49,891
	2,600,301	2,050,611	3,189,200

Net investment income (loss)	23,007,618	21,880,057	33,689,100

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	(7,719,316)	(7,016,869)	(7,855,181)
Capital gain distributions received from underlying funds	43,741,667	41,377,536	65,349,644
	36,022,351	34,360,667	57,494,463

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(156,748,383)	(149,986,265)	(247,042,595)

Net realized and unrealized gain (loss) on affiliates	(120,726,032)	(115,625,598)	(189,548,132)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(97,718,414)	$(93,745,541)	$(155,859,032)

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED JANUARY 31, 2016 (UNAUDITED)
	One Choice 2030 Portfolio	One Choice 2035 Portfolio	One Choice 2040 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$25,933,761	$31,047,172	$20,487,484

Expenses:
Administrative fees:
Investor Class	591,481	820,379	465,400
A Class	373,162	443,981	260,560
C Class	5,525	6,532	3,135
R Class	168,388	200,934	121,024
Distribution and service fees:
A Class	466,452	554,976	325,700
C Class	27,628	32,660	15,675
R Class	420,970	502,334	302,560
Directors' fees and expenses	33,614	39,656	25,289
	2,087,220	2,601,452	1,519,343

Net investment income (loss)	23,846,541	28,445,720	18,968,141

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	(7,132,861)	(5,357,595)	(5,105,956)
Capital gain distributions received from underlying funds	46,844,504	57,777,270	40,355,574
	39,711,643	52,419,675	35,249,618

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(179,326,196)	(232,323,383)	(159,774,146)

Net realized and unrealized gain (loss) on affiliates	(139,614,553)	(179,903,708)	(124,524,528)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(115,768,012)	$(151,457,988)	$(105,556,387)

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED JANUARY 31, 2016 (UNAUDITED)
	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$23,292,231	$12,251,289	$4,136,165

Expenses:
Administrative fees:
Investor Class	594,405	264,902	67,750
A Class	292,300	158,541	52,922
C Class	2,657	2,068	581
R Class	127,073	62,186	26,534
Distribution and service fees:
A Class	365,375	198,177	66,153
C Class	13,286	10,339	2,903
R Class	317,682	155,464	66,334
Directors' fees and expenses	28,428	14,704	4,785
	1,741,206	866,381	287,962

Net investment income (loss)	21,551,025	11,384,908	3,848,203

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	(4,102,721)	(2,938,670)	(731,705)
Capital gain distributions received from underlying funds	48,789,894	26,545,155	9,250,262
	44,687,173	23,606,485	8,518,557

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(194,917,656)	(104,635,940)	(36,233,262)

Net realized and unrealized gain (loss) on affiliates	(150,230,483)	(81,029,455)	(27,714,705)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(128,679,458)	$(69,644,547)	$(23,866,502)

See Notes to Financial Statements.

FOR THE PERIOD ENDED JANUARY 31, 2016 (UNAUDITED)(1)
One Choice 2060 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$3,789

Expenses:
Administrative fees:
Investor Class	84
A Class	23
C Class	17
R Class	24
Distribution and service fees:
A Class	29
C Class	87
R Class	60
Directors' fees and expenses	3
327

Net investment income (loss)	3,462

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	(1,757)
Capital gain distributions received from underlying funds	9,071
7,314

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(17,553)

Net realized and unrealized gain (loss) on affiliates	(10,239)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(6,777)

(1)	September 30, 2015 (fund inception) through January 31, 2016.

See Notes to Financial Statements.

Statements of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2016 (UNAUDITED) AND YEAR ENDED JULY 31, 2015
	One Choice In Retirement Portfolio		One Choice 2020 Portfolio
Increase (Decrease) in Net Assets	January 31, 2016	July 31, 2015	January 31, 2016	July 31, 2015
Operations
Net investment income (loss)	$23,007,618	$16,949,077	$21,880,057	$30,723,638
Net realized gain (loss)	36,022,351	22,713,321	34,360,667	56,902,480
Change in net unrealized appreciation (depreciation)	(156,748,383)	(15,394,485)	(149,986,265)	(29,289,826)
Net increase (decrease) in net assets resulting from operations	(97,718,414)	24,267,913	(93,745,541)	58,336,292

Distributions to Shareholders
From net investment income:
Investor Class	(10,091,590)	(8,278,509)	(10,178,870)	(12,352,256)
Institutional Class	(6,252,884)	(5,038,644)	(10,795,256)	(9,406,680)
A Class	(4,505,358)	(3,747,083)	(4,861,193)	(6,389,870)
C Class	(60,782)	(39,543)	(62,207)	(136,434)
R Class	(2,244,706)	(2,349,792)	(1,840,522)	(2,510,233)
From net realized gains:
Investor Class	(776,376)	(12,996,429)	(21,173,288)	(8,843,300)
Institutional Class	(442,736)	(7,599,042)	(20,019,050)	(6,157,505)
A Class	(384,045)	(6,589,671)	(11,933,341)	(5,183,223)
C Class	(7,711)	(114,443)	(331,822)	(184,038)
R Class	(215,775)	(5,489,818)	(5,510,819)	(2,348,635)
Decrease in net assets from distributions	(24,981,963)	(52,242,974)	(86,706,368)	(53,512,174)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(27,365,079)	1,387,527,297	205,346,389	378,199,710

Net increase (decrease) in net assets	(150,065,456)	1,359,552,236	24,894,480	383,023,828

Net Assets
Beginning of period	1,988,523,446	628,971,210	1,728,072,248	1,345,048,420
End of period	$1,838,457,990	$1,988,523,446	$1,752,966,728	$1,728,072,248

Undistributed net investment income	$655,060	$802,762	$802,078	$6,660,069

See Notes to Financial Statements.

SIX MONTHS ENDED JANUARY 31, 2016 (UNAUDITED) AND YEAR ENDED JULY 31, 2015
	One Choice 2025 Portfolio		One Choice 2030 Portfolio
Increase (Decrease) in Net Assets	January 31, 2016	July 31, 2015	January 31, 2016	July 31, 2015
Operations
Net investment income (loss)	$33,689,100	$48,338,056	$23,846,541	$29,921,077
Net realized gain (loss)	57,494,463	112,440,271	39,711,643	70,225,200
Change in net unrealized appreciation (depreciation)	(247,042,595)	(57,670,276)	(179,326,196)	(24,454,278)
Net increase (decrease) in net assets resulting from operations	(155,859,032)	103,108,051	(115,768,012)	75,691,999

Distributions to Shareholders
From net investment income:
Investor Class	(17,840,479)	(22,521,580)	(10,282,733)	(11,527,431)
Institutional Class	(13,300,403)	(12,088,557)	(11,447,909)	(9,190,911)
A Class	(7,799,325)	(10,418,808)	(5,475,848)	(6,745,489)
C Class	(50,260)	(90,627)	(39,504)	(54,556)
R Class	(2,671,460)	(3,786,705)	(2,059,656)	(2,516,296)
From net realized gains:
Investor Class	(47,091,963)	(20,138,492)	(24,531,382)	(10,815,442)
Institutional Class	(31,338,825)	(9,890,637)	(24,435,654)	(7,873,516)
A Class	(24,223,830)	(10,542,107)	(15,314,491)	(7,184,678)
C Class	(331,737)	(151,236)	(228,955)	(97,635)
R Class	(10,071,326)	(4,410,237)	(6,959,400)	(3,097,726)
Decrease in net assets from distributions	(154,719,608)	(94,038,986)	(100,775,532)	(59,103,680)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	221,486,781	448,053,159	249,707,704	385,425,967

Net increase (decrease) in net assets	(89,091,859)	457,122,224	33,164,160	402,014,286

Net Assets
Beginning of period	2,619,404,857	2,162,282,633	1,730,009,651	1,327,995,365
End of period	$2,530,312,998	$2,619,404,857	$1,763,173,811	$1,730,009,651

Undistributed net investment income	$1,911,331	$9,884,158	$561,856	$6,020,965

See Notes to Financial Statements.

SIX MONTHS ENDED JANUARY 31, 2016 (UNAUDITED) AND YEAR ENDED JULY 31, 2015
	One Choice 2035 Portfolio		One Choice 2040 Portfolio
Increase (Decrease) in Net Assets	January 31, 2016	July 31, 2015	January 31, 2016	July 31, 2015
Operations
Net investment income (loss)	$28,445,720	$36,697,971	$18,968,141	$22,691,863
Net realized gain (loss)	52,419,675	107,058,111	35,249,618	59,447,013
Change in net unrealized appreciation (depreciation)	(232,323,383)	(34,923,732)	(159,774,146)	(12,280,750)
Net increase (decrease) in net assets resulting from operations	(151,457,988)	108,832,350	(105,556,387)	69,858,126

Distributions to Shareholders
From net investment income:
Investor Class	(14,386,814)	(17,069,090)	(8,264,396)	(9,017,197)
Institutional Class	(10,847,140)	(8,933,739)	(8,863,591)	(7,299,870)
A Class	(6,587,812)	(8,314,219)	(3,931,115)	(4,642,592)
C Class	(48,285)	(62,683)	(23,433)	(37,054)
R Class	(2,475,876)	(3,192,145)	(1,530,080)	(1,818,551)
From net realized gains:
Investor Class	(42,981,395)	(19,055,364)	(21,633,054)	(9,445,838)
Institutional Class	(29,032,052)	(9,111,372)	(20,793,544)	(6,987,452)
A Class	(23,026,797)	(10,524,767)	(12,027,043)	(5,512,609)
C Class	(344,079)	(132,715)	(145,548)	(73,397)
R Class	(10,426,337)	(4,665,723)	(5,635,392)	(2,492,089)
Decrease in net assets from distributions	(140,156,587)	(81,061,817)	(82,847,196)	(47,326,649)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	219,634,042	351,330,616	194,514,284	315,884,884

Net increase (decrease) in net assets	(71,980,533)	379,101,149	6,110,701	338,416,361

Net Assets
Beginning of period	2,070,003,094	1,690,901,945	1,302,919,886	964,503,525
End of period	$1,998,022,561	$2,070,003,094	$1,309,030,587	$1,302,919,886

Undistributed net investment income	$646,403	$6,546,610	$219,690	$3,864,164

See Notes to Financial Statements.

SIX MONTHS ENDED JANUARY 31, 2016 (UNAUDITED) AND YEAR ENDED JULY 31, 2015
	One Choice 2045 Portfolio		One Choice 2050 Portfolio
Increase (Decrease) in Net Assets	January 31, 2016	July 31, 2015	January 31, 2016	July 31, 2015
Operations
Net investment income (loss)	$21,551,025	$27,506,221	$11,384,908	$12,870,093
Net realized gain (loss)	44,687,173	83,119,999	23,606,485	35,573,735
Change in net unrealized appreciation (depreciation)	(194,917,656)	(21,040,888)	(104,635,940)	(6,085,460)
Net increase (decrease) in net assets resulting from operations	(128,679,458)	89,585,332	(69,644,547)	42,358,368

Distributions to Shareholders
From net investment income:
Investor Class	(10,641,723)	(12,417,396)	(4,697,873)	(4,991,296)
Institutional Class	(8,700,408)	(7,762,124)	(5,341,095)	(4,239,248)
A Class	(4,393,915)	(5,699,040)	(2,368,166)	(2,692,104)
C Class	(21,431)	(24,550)	(15,105)	(24,454)
R Class	(1,617,492)	(2,186,794)	(776,216)	(902,027)
From net realized gains:
Investor Class	(34,032,251)	(14,310,333)	(12,796,912)	(5,158,427)
Institutional Class	(24,964,934)	(8,195,367)	(13,026,044)	(4,002,833)
A Class	(16,397,609)	(7,415,660)	(7,560,061)	(3,154,095)
C Class	(160,219)	(52,135)	(99,268)	(47,826)
R Class	(7,245,975)	(3,267,257)	(2,990,608)	(1,219,857)
Decrease in net assets from distributions	(108,175,957)	(61,330,656)	(49,671,348)	(26,432,167)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	171,220,581	248,473,490	128,978,555	205,592,971

Net increase (decrease) in net assets	(65,634,834)	276,728,166	9,662,660	221,519,172

Net Assets
Beginning of period	1,485,310,593	1,208,582,427	753,440,068	531,920,896
End of period	$1,419,675,759	$1,485,310,593	$763,102,728	$753,440,068

Undistributed net investment income	$207,490	$4,031,434	$59,943	$1,873,490

See Notes to Financial Statements.

SIX MONTHS ENDED JANUARY 31, 2016 (EXCEPT AS NOTED) (UNAUDITED) AND YEAR ENDED JULY 31, 2015
	One Choice 2055 Portfolio		One Choice 2060 Portfolio
Increase (Decrease) in Net Assets	January 31, 2016	July 31, 2015	January 31, 2016(1)
Operations
Net investment income (loss)	$3,848,203	$3,283,826	$3,462
Net realized gain (loss)	8,518,557	8,193,394	7,314
Change in net unrealized appreciation (depreciation)	(36,233,262)	(471,405)	(17,553)
Net increase (decrease) in net assets resulting from operations	(23,866,502)	11,005,815	(6,777)

Distributions to Shareholders
From net investment income:
Investor Class	(1,182,971)	(920,151)	(2,158)
Institutional Class	(2,042,853)	(1,225,516)	(302)
A Class	(787,206)	(707,023)	(289)
C Class	(3,972)	(4,711)	(222)
R Class	(325,454)	(287,640)	(501)
From net realized gains:
Investor Class	(2,340,355)	(680,925)	—
Institutional Class	(3,600,749)	(824,828)	—
A Class	(1,837,241)	(597,342)	—
C Class	(20,185)	(6,929)	—
R Class	(926,575)	(283,137)	—
Decrease in net assets from distributions	(13,067,561)	(5,538,202)	(3,472)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	69,426,351	107,943,826	1,209,830

Net increase (decrease) in net assets	32,492,288	113,411,439	1,199,581

Net Assets
Beginning of period	236,129,591	122,718,152	—
End of period	$268,621,879	$236,129,591	$1,199,581

Undistributed (distributions in excess of) net investment income	$6,735	$500,988	$(10)

(1)	September 30, 2015 (fund inception) through January 31, 2016.

See Notes to Financial Statements.

Notes to Financial Statements

JANUARY 31, 2016 (UNAUDITED)

1. Organization

American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. One Choice In Retirement Portfolio, One Choice 2020 Portfolio, One Choice 2025 Portfolio, One Choice 2030 Portfolio, One Choice 2035 Portfolio, One Choice 2040 Portfolio, One Choice 2045 Portfolio, One Choice 2050 Portfolio, One Choice 2055 Portfolio and One Choice 2060 Portfolio (collectively, the funds) are ten funds in a series issued by the corporation. The funds operate as “funds of funds,” meaning substantially all of the funds’ assets will be invested in other American Century Investments mutual funds (the underlying funds). Each fund’s assets are allocated among underlying funds that represent major asset classes, including equity securities (stocks), fixed-income securities (bonds) and cash-equivalent instruments (money markets). The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard for the tobacco industry. The funds will assume the risks associated with their underlying funds. Additional information and attributes of each underlying fund are available at americancentury.com. The investment objective of One Choice In Retirement Portfolio is to seek current income. Capital appreciation is a secondary objective. The investment objective of each of the nine target date One Choice Portfolios is to seek the highest total return consistent with its asset mix. When a fund reaches its most conservative planned target asset allocation, which is expected to occur on approximately November 30 of the year before the target date, its target allocation will become fixed and will match that of One Choice In Retirement Portfolio.

The funds offer the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is not charged an administrative fee. All classes of One Choice 2060 Portfolio commenced sale on September 30, 2015, the fund’s inception date.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the funds' investment valuation process and to provide methodologies for the oversight of the funds' pricing function. Investments in the underlying funds are valued at their reported net asset value.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

Expenses — The expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the underlying funds.

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly for One Choice In Retirement Portfolio. Distributions from net investment income, if any, are generally declared and paid annually for the nine target date One Choice Portfolios. Distributions from net realized gains, if any, are generally declared and paid annually for all funds.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, American Century Investment Management, Inc. (ACIM), the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the underlying funds. ACIM owns 9% of the shares of One Choice 2060 Portfolio.

Administrative Fees — The corporation has entered into an agreement with ACIM, under which ACIM provides the funds with shareholder services in exchange for an administrative fee (the fee). The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee for the Investor Class, A Class, C Class and R Class is 0.20%. There is no administrative fee for the Institutional Class. Fees incurred under the agreement during the six months ended January 31, 2016 (except as noted) are detailed in the Statements of Operations.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. These fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended January 31, 2016 (except as noted) are detailed in the Statements of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the funds. The directors receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Acquired Fund Fees and Expenses — Each fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are already reflected in the valuation of the underlying funds.

4. Investment Transactions

Investment transactions for the six months ended January 31, 2016 (except as noted) were as follows:

	One Choice In Retirement Portfolio	One Choice 2020 Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio
Purchases	$196,514,574	$325,825,443	$371,070,940	$336,326,873	$295,496,627
Sales	$182,042,064	$143,898,771	$204,317,585	$116,679,446	$129,764,623

	One Choice 2040 Portfolio	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio(1)
Purchases	$251,658,167	$221,101,944	$157,100,483	$80,581,406	$1,249,216
Sales	$80,648,267	$87,691,875	$39,856,039	$11,118,207	$30,325

(1)	September 30, 2015 (fund inception) through January 31, 2016.

5. Capital Share Transactions

The corporation is authorized to issue 4,000,000,000 shares. Transactions in shares of the funds were as follows:

	Six months ended January 31, 2016		Year ended July 31, 2015
	Shares	Amount	Shares	Amount
One Choice In Retirement Portfolio
Investor Class
Sold	9,199,834	$112,621,897	17,213,862	$221,160,056
Issued in connection with reorganization (Note 10)	—	—	38,767,212	490,224,856
Issued in reinvestment of distributions	886,931	10,739,490	1,633,545	20,973,245
Redeemed	(10,622,975)	(129,669,388)	(12,016,598)	(153,949,116)
	(536,210)	(6,308,001)	45,598,021	578,409,041
Institutional Class
Sold	11,171,072	134,097,129	18,960,260	242,784,308
Issued in connection with reorganization (Note 10)	—	—	15,752,681	199,204,707
Issued in reinvestment of distributions	539,093	6,524,413	962,851	12,361,297
Redeemed	(9,138,141)	(111,148,326)	(7,231,026)	(92,616,001)
	2,572,024	29,473,216	28,444,766	361,734,311
A Class
Sold	5,188,397	63,376,051	13,081,287	167,909,620
Issued in connection with reorganization (Note 10)	—	—	16,935,741	214,308,053
Issued in reinvestment of distributions	369,838	4,484,471	743,527	9,552,136
Redeemed	(7,569,416)	(92,581,734)	(7,593,284)	(97,782,607)
	(2,011,181)	(24,721,212)	23,167,271	293,987,202
C Class
Sold	168,717	2,038,615	92,973	1,189,600
Issued in connection with reorganization (Note 10)	—	—	418,218	5,283,721
Issued in reinvestment of distributions	5,574	67,670	11,987	153,874
Redeemed	(88,205)	(1,077,663)	(108,132)	(1,378,450)
	86,086	1,028,622	415,046	5,248,745
R Class
Sold	1,435,774	17,422,508	4,893,972	63,225,281
Issued in connection with reorganization (Note 10)	—	—	9,766,945	123,418,300
Issued in reinvestment of distributions	196,247	2,379,361	598,120	7,680,888
Redeemed	(3,848,931)	(46,639,573)	(3,605,660)	(46,176,471)
	(2,216,910)	(26,837,704)	11,653,377	148,147,998
Net increase (decrease)	(2,106,191)	$(27,365,079)	109,278,481	$1,387,527,297

	Six months ended January 31, 2016		Year ended July 31, 2015
	Shares	Amount	Shares	Amount
One Choice 2020 Portfolio
Investor Class
Sold	9,135,639	$107,706,849	14,280,676	$175,926,540
Issued in reinvestment of distributions	2,748,453	31,277,389	1,733,039	21,125,745
Redeemed	(8,299,862)	(97,290,414)	(11,106,583)	(136,839,437)
	3,584,230	41,693,824	4,907,132	60,212,848
Institutional Class
Sold	20,084,883	228,208,217	28,856,375	355,949,709
Issued in reinvestment of distributions	2,703,137	30,761,704	1,274,866	15,527,868
Redeemed	(9,116,046)	(106,556,066)	(8,353,262)	(102,935,651)
	13,671,974	152,413,855	21,777,979	268,541,926
A Class
Sold	4,992,409	58,664,928	8,393,327	103,181,602
Issued in reinvestment of distributions	1,396,180	15,888,527	908,384	11,064,112
Redeemed	(5,236,444)	(61,536,407)	(7,483,026)	(91,992,350)
	1,152,145	13,017,048	1,818,685	22,253,364
C Class
Sold	47,780	566,374	201,888	2,490,419
Issued in reinvestment of distributions	34,322	391,959	26,108	319,042
Redeemed	(235,803)	(2,764,444)	(163,308)	(2,008,971)
	(153,701)	(1,806,111)	64,688	800,490
R Class
Sold	1,942,428	22,667,446	4,699,903	57,844,285
Issued in reinvestment of distributions	628,108	7,147,870	388,598	4,733,123
Redeemed	(2,561,483)	(29,787,543)	(2,944,639)	(36,186,326)
	9,053	27,773	2,143,862	26,391,082
Net increase (decrease)	18,263,701	$205,346,389	30,712,346	$378,199,710

	Six months ended January 31, 2016		Year ended July 31, 2015
	Shares	Amount	Shares	Amount
One Choice 2025 Portfolio
Investor Class
Sold	9,653,971	$134,647,545	15,982,482	$233,800,121
Issued in reinvestment of distributions	4,844,395	64,672,670	2,922,755	42,204,586
Redeemed	(9,569,343)	(132,223,957)	(13,526,685)	(198,262,902)
	4,929,023	67,096,258	5,378,552	77,741,805
Institutional Class
Sold	18,170,647	244,257,076	27,274,426	400,047,373
Issued in reinvestment of distributions	3,257,820	43,491,901	1,489,458	21,507,780
Redeemed	(10,877,893)	(151,758,229)	(8,065,557)	(118,097,955)
	10,550,574	135,990,748	20,698,327	303,457,198
A Class
Sold	6,355,974	88,305,890	13,216,694	193,358,730
Issued in reinvestment of distributions	2,226,779	29,749,766	1,348,142	19,467,175
Redeemed	(7,205,786)	(99,936,044)	(11,947,133)	(174,734,711)
	1,376,967	18,119,612	2,617,703	38,091,194
C Class
Sold	62,084	847,435	134,770	1,977,888
Issued in reinvestment of distributions	28,529	381,997	16,703	241,863
Redeemed	(50,040)	(690,484)	(118,393)	(1,732,147)
	40,573	538,948	33,080	487,604
R Class
Sold	1,828,784	25,349,665	5,531,354	80,852,800
Issued in reinvestment of distributions	905,469	12,088,015	537,074	7,755,353
Redeemed	(2,751,713)	(37,696,465)	(4,126,096)	(60,332,795)
	(17,460)	(258,785)	1,942,332	28,275,358
Net increase (decrease)	16,879,677	$221,486,781	30,669,994	$448,053,159

	Six months ended January 31, 2016		Year ended July 31, 2015
	Shares	Amount	Shares	Amount
One Choice 2030 Portfolio
Investor Class
Sold	9,051,695	$108,328,007	12,342,855	$154,898,255
Issued in reinvestment of distributions	3,024,633	34,783,284	1,802,338	22,312,945
Redeemed	(7,971,950)	(94,517,812)	(8,377,028)	(105,463,245)
	4,104,378	48,593,479	5,768,165	71,747,955
Institutional Class
Sold	19,763,026	227,066,749	26,403,324	332,313,496
Issued in reinvestment of distributions	3,107,275	35,702,588	1,369,619	16,942,184
Redeemed	(7,448,072)	(87,987,216)	(7,929,515)	(99,577,803)
	15,422,229	174,782,121	19,843,428	249,677,877
A Class
Sold	5,335,842	63,641,414	8,621,434	107,989,095
Issued in reinvestment of distributions	1,684,661	19,356,754	1,066,619	13,183,409
Redeemed	(5,541,764)	(65,928,552)	(7,604,709)	(95,248,054)
	1,478,739	17,069,616	2,083,344	25,924,450
C Class
Sold	60,785	730,089	124,316	1,558,209
Issued in reinvestment of distributions	23,260	268,188	12,242	151,803
Redeemed	(46,590)	(562,774)	(46,704)	(585,833)
	37,455	435,503	89,854	1,124,179
R Class
Sold	2,310,013	27,272,359	5,221,381	65,515,655
Issued in reinvestment of distributions	761,321	8,747,582	442,326	5,471,578
Redeemed	(2,319,634)	(27,192,956)	(2,720,916)	(34,035,727)
	751,700	8,826,985	2,942,791	36,951,506
Net increase (decrease)	21,794,501	$249,707,704	30,727,582	$385,425,967

	Six months ended January 31, 2016		Year ended July 31, 2015
	Shares	Amount	Shares	Amount
One Choice 2035 Portfolio
Investor Class
Sold	6,708,432	$100,625,150	12,171,906	$191,758,316
Issued in reinvestment of distributions	4,006,515	57,172,975	2,307,787	35,793,777
Redeemed	(7,274,555)	(107,123,405)	(9,912,501)	(156,679,334)
	3,440,392	50,674,720	4,567,192	70,872,759
Institutional Class
Sold	13,183,119	189,171,238	19,527,225	309,062,135
Issued in reinvestment of distributions	2,692,733	38,425,294	1,118,352	17,356,824
Redeemed	(6,281,601)	(93,422,936)	(6,239,004)	(98,411,697)
	9,594,251	134,173,596	14,406,573	228,007,262
A Class
Sold	5,258,763	77,997,085	9,416,842	148,486,107
Issued in reinvestment of distributions	1,918,623	27,378,750	1,122,939	17,416,778
Redeemed	(5,544,161)	(82,280,612)	(8,706,317)	(137,135,114)
	1,633,225	23,095,223	1,833,464	28,767,771
C Class
Sold	53,030	800,325	186,377	2,948,377
Issued in reinvestment of distributions	27,457	392,364	12,574	195,398
Redeemed	(40,330)	(594,294)	(76,543)	(1,202,927)
	40,157	598,395	122,408	1,940,848
R Class
Sold	1,808,998	26,932,118	4,473,556	70,511,806
Issued in reinvestment of distributions	862,741	12,311,315	482,651	7,490,741
Redeemed	(1,909,444)	(28,151,325)	(3,570,822)	(56,260,571)
	762,295	11,092,108	1,385,385	21,741,976
Net increase (decrease)	15,470,320	$219,634,042	22,315,022	$351,330,616

	Six months ended January 31, 2016		Year ended July 31, 2015
	Shares	Amount	Shares	Amount
One Choice 2040 Portfolio
Investor Class
Sold	6,450,775	$80,026,088	10,078,550	$131,538,110
Issued in reinvestment of distributions	2,513,846	29,889,633	1,435,726	18,449,075
Redeemed	(5,970,075)	(73,205,789)	(6,055,910)	(79,239,135)
	2,994,546	36,709,932	5,458,366	70,748,050
Institutional Class
Sold	13,516,336	160,545,586	18,025,517	236,358,055
Issued in reinvestment of distributions	2,491,995	29,604,898	1,109,702	14,259,665
Redeemed	(5,112,271)	(62,586,728)	(4,794,660)	(62,615,500)
	10,896,060	127,563,756	14,340,559	188,002,220
A Class
Sold	4,096,219	50,605,767	6,382,928	83,276,597
Issued in reinvestment of distributions	1,242,923	14,765,927	746,460	9,592,013
Redeemed	(3,713,587)	(45,674,655)	(4,742,076)	(61,744,765)
	1,625,555	19,697,039	2,387,312	31,123,845
C Class
Sold	28,921	360,752	66,097	861,355
Issued in reinvestment of distributions	14,188	168,981	8,582	110,451
Redeemed	(19,496)	(241,017)	(62,786)	(822,235)
	23,613	288,716	11,893	149,571
R Class
Sold	1,690,831	20,785,766	3,716,455	48,500,389
Issued in reinvestment of distributions	579,667	6,886,443	323,310	4,154,537
Redeemed	(1,435,061)	(17,417,368)	(2,058,328)	(26,793,728)
	835,437	10,254,841	1,981,437	25,861,198
Net increase (decrease)	16,375,211	$194,514,284	24,179,567	$315,884,884

	Six months ended January 31, 2016		Year ended July 31, 2015
	Shares	Amount	Shares	Amount
One Choice 2045 Portfolio
Investor Class
Sold	5,599,863	$86,937,785	9,660,379	$158,867,725
Issued in reinvestment of distributions	3,005,586	44,422,565	1,632,508	26,413,979
Redeemed	(5,435,669)	(82,823,559)	(6,894,964)	(113,809,339)
	3,169,780	48,536,791	4,397,923	71,472,365
Institutional Class
Sold	9,326,144	139,143,193	12,614,302	208,794,613
Issued in reinvestment of distributions	2,199,823	32,535,386	956,596	15,487,287
Redeemed	(4,528,997)	(70,038,472)	(4,545,571)	(74,791,278)
	6,996,970	101,640,107	9,025,327	149,490,622
A Class
Sold	3,177,004	49,151,303	6,000,030	98,735,500
Issued in reinvestment of distributions	1,303,736	19,269,214	757,645	12,258,689
Redeemed	(3,754,516)	(57,972,434)	(5,751,918)	(94,387,834)
	726,224	10,448,083	1,005,757	16,606,355
C Class
Sold	42,919	676,762	60,771	1,002,020
Issued in reinvestment of distributions	12,113	179,515	4,657	75,539
Redeemed	(12,778)	(193,308)	(39,859)	(659,134)
	42,254	662,969	25,569	418,425
R Class
Sold	1,280,226	19,789,702	2,927,240	48,182,396
Issued in reinvestment of distributions	579,202	8,566,396	324,338	5,251,030
Redeemed	(1,207,566)	(18,423,467)	(2,611,853)	(42,947,703)
	651,862	9,932,631	639,725	10,485,723
Net increase (decrease)	11,587,090	$171,220,581	15,094,301	$248,473,490

	Six months ended January 31, 2016		Year ended July 31, 2015
	Shares	Amount	Shares	Amount
One Choice 2050 Portfolio
Investor Class
Sold	4,358,402	$53,927,017	7,231,609	$94,412,951
Issued in reinvestment of distributions	1,472,495	17,493,237	787,594	10,144,207
Redeemed	(3,678,500)	(44,985,511)	(4,393,486)	(57,584,351)
	2,152,397	26,434,743	3,625,717	46,972,807
Institutional Class
Sold	8,541,122	102,054,044	11,948,412	157,520,174
Issued in reinvestment of distributions	1,544,755	18,367,139	639,417	8,242,081
Redeemed	(3,088,273)	(37,776,400)	(3,617,765)	(47,416,705)
	6,997,604	82,644,783	8,970,064	118,345,550
A Class
Sold	2,674,882	32,986,782	4,538,845	59,389,523
Issued in reinvestment of distributions	787,057	9,350,238	437,490	5,634,876
Redeemed	(2,366,589)	(28,980,925)	(2,949,894)	(38,468,312)
	1,095,350	13,356,095	2,026,441	26,556,087
C Class
Sold	22,759	283,726	59,780	779,607
Issued in reinvestment of distributions	9,595	114,373	5,594	72,280
Redeemed	(39,685)	(472,785)	(53,229)	(697,097)
	(7,331)	(74,686)	12,145	154,790
R Class
Sold	1,012,408	12,411,812	2,118,190	27,698,775
Issued in reinvestment of distributions	305,066	3,627,231	159,263	2,052,906
Redeemed	(775,204)	(9,421,423)	(1,237,820)	(16,187,944)
	542,270	6,617,620	1,039,633	13,563,737
Net increase (decrease)	10,780,290	$128,978,555	15,674,000	$205,592,971

	Six months ended January 31, 2016		Year ended July 31, 2015
	Shares	Amount	Shares	Amount
One Choice 2055 Portfolio
Investor Class
Sold	1,607,591	$20,641,611	3,066,992	$41,712,511
Issued in reinvestment of distributions	280,961	3,523,248	119,545	1,600,714
Redeemed	(1,002,482)	(12,728,984)	(889,005)	(12,092,296)
	886,070	11,435,875	2,297,532	31,220,929
Institutional Class
Sold	4,320,150	54,653,112	4,756,279	64,859,274
Issued in reinvestment of distributions	450,048	5,643,602	153,125	2,050,344
Redeemed	(1,315,063)	(17,104,822)	(1,424,936)	(19,297,793)
	3,455,135	43,191,892	3,484,468	47,611,825
A Class
Sold	1,339,633	17,189,855	2,265,221	30,702,476
Issued in reinvestment of distributions	198,329	2,485,057	93,074	1,245,329
Redeemed	(835,533)	(10,634,273)	(979,181)	(13,234,447)
	702,429	9,040,639	1,379,114	18,713,358
C Class
Sold	9,752	126,264	17,482	236,514
Issued in reinvestment of distributions	1,927	24,157	869	11,640
Redeemed	(3,612)	(44,503)	(10,083)	(136,673)
	8,067	105,918	8,268	111,481
R Class
Sold	627,044	8,052,321	1,164,264	15,811,677
Issued in reinvestment of distributions	96,584	1,211,168	41,365	554,281
Redeemed	(285,854)	(3,611,462)	(450,762)	(6,079,725)
	437,774	5,652,027	754,867	10,286,233
Net increase (decrease)	5,489,475	$69,426,351	7,924,249	$107,943,826

	Period ended January 31, 2016(1)
	Shares	Amount
One Choice 2060 Portfolio
Investor Class
Sold	31,116	$319,684
Issued in reinvestment of distributions	209	2,158
Redeemed	(3,093)	(32,146)
	28,232	289,696
Institutional Class
Sold	75,348	728,486
Issued in reinvestment of distributions	29	302
Redeemed	(529)	(5,027)
	74,848	723,761
A Class
Sold	7,570	75,568
Issued in reinvestment of distributions	28	289
Redeemed	(105)	(1,003)
	7,493	74,854
C Class
Sold	2,500	25,000
Issued in reinvestment of distributions	21	222
	2,521	25,222
R Class
Sold	9,671	95,876
Issued in reinvestment of distributions	48	501
Redeemed	(8)	(80)
	9,711	96,297
Net increase (decrease)	122,805	$1,209,830

(1)	September 30, 2015 (fund inception) through January 31, 2016.

6. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the six months ended January 31, 2016 (except as noted) follows:

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice In Retirement Portfolio
NT Core Equity Plus Fund	$59,733,204	$6,063,702	$1,289,048	$(111,458)	$3,642,811	$55,148,957
NT Disciplined Growth Fund	29,825,831	1,625,579	604,312	(32,497)	173,405	27,635,361
NT Equity Growth Fund	198,379,399	28,841,524	12,127,105	(728,617)	10,838,117	184,160,378
NT Growth Fund	89,428,772	12,545,766	6,757,903	114,315	5,473,859	83,247,000
NT Heritage Fund	44,663,841	7,431,775	1,193,624	(61,326)	3,339,502	41,427,822
NT Large Company Value Fund	187,853,852	41,846,133	16,335,864	(1,169,365)	17,082,303	176,482,396
NT Mid Cap Value Fund	89,572,202	12,986,876	6,301,402	(172,175)	6,865,095	84,502,857
NT Small Company Fund	39,745,272	7,173,255	854,498	(48,717)	3,095,570	37,085,186
High-Yield Fund	75,413,721	4,496,782	2,093,198	(201,823)	2,100,244	70,054,447
Inflation-Adjusted Bond Fund	30,071,749	594,034	2,095,738	(71,197)	226,945	28,129,751
NT Diversified Bond Fund	430,087,844	33,891,380	66,123,882	(1,512,746)	8,821,724	394,214,893
Short Duration Inflation Protection Bond Fund	121,327,958	3,238,116	12,442,012	(407,320)	11,551	111,783,700
Global Bond Fund	139,256,889	4,050,708	15,647,611	(260,398)	757,536	128,430,114
International Bond Fund	99,567,891	8,193,458	16,781,168	(2,563,726)	2,187,517	91,044,327
U.S. Government Money Market Fund(3)	198,538,100	5,535,800	21,883,925	—	9,540	182,189,975
NT Global Real Estate Fund	19,933,487	1,219,452	1,389,238	(99,525)	481,600	18,436,321
NT International Growth Fund	90,158,246	11,334,768	4,306,042	(223,031)	3,261,492	83,331,305
NT International Value Fund	44,895,479	5,445,466	1,534,810	(169,710)	980,775	41,153,758
	$1,988,453,737	$196,514,574	$189,761,380	$(7,719,316)	$69,349,586	$1,838,458,548

(1)	Underlying fund investments represent Institutional Class, except U.S. Government Money Market Fund Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Effective December 1, 2015, the name of Premium Money Market Fund was changed to U.S. Government Money Market Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice 2020 Portfolio
NT Core Equity Plus Fund	$51,778,691	$10,788,466	$1,575,298	$(177,941)	$3,321,958	$52,708,084
NT Disciplined Growth Fund	31,794,123	4,279,613	1,128,981	(45,598)	189,798	31,544,051
NT Equity Growth Fund	168,090,023	41,703,777	10,642,504	(874,849)	9,685,938	172,506,495
NT Growth Fund	91,032,007	20,827,252	7,192,985	139,365	5,737,062	92,217,565
NT Heritage Fund	52,815,824	13,104,352	3,157,182	(109,494)	3,967,284	51,567,821
NT Large Company Value Fund	165,317,337	51,952,586	16,151,709	(1,488,899)	15,663,889	168,303,986
NT Mid Cap Value Fund	88,431,067	19,922,619	7,480,326	(334,663)	6,965,932	89,258,029
NT Small Company Fund	30,751,249	8,874,997	587,096	(40,476)	2,539,676	31,788,839
High-Yield Fund	63,823,182	10,279,081	2,747,065	(297,178)	1,837,230	64,741,373
Inflation-Adjusted Bond Fund	47,246,424	3,619,734	4,746,539	(234,247)	356,014	45,560,036
NT Diversified Bond Fund	358,863,003	56,501,271	49,622,811	(993,110)	7,725,694	362,263,698
Short Duration Inflation Protection Bond Fund	80,028,196	8,608,960	4,645,687	(181,263)	8,248	83,695,287
Global Bond Fund	111,332,264	10,551,977	9,094,075	(164,287)	635,381	113,404,970
International Bond Fund	78,746,336	12,946,414	11,555,900	(1,587,744)	1,835,161	79,600,836
NT Emerging Markets Fund	17,327,605	3,331,539	374,174	(35,797)	56,022	17,947,419
NT Global Real Estate Fund	21,331,504	2,697,442	1,520,124	(102,516)	527,052	21,073,967
NT International Growth Fund	81,672,277	19,521,085	4,924,022	(232,543)	3,122,870	83,290,634
NT International Small-Mid Cap Fund	5,056,947	434,272	724,294	30,447	36,689	4,389,790
NT International Value Fund	48,928,397	11,031,710	3,311,179	(286,076)	1,089,542	48,312,507
U.S. Government Money Market Fund(3)	133,711,822	14,848,296	9,733,689	—	6,764	138,826,429
	$1,728,078,278	$325,825,443	$150,915,640	$(7,016,869)	$65,308,204	$1,753,001,816

(1)	Underlying fund investments represent Institutional Class, except U.S. Government Money Market Fund Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Effective December 1, 2015, the name of Premium Money Market Fund was changed to U.S. Government Money Market Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice 2025 Portfolio
NT Core Equity Plus Fund	$78,486,923	$11,366,133	$1,633,668	$(87,454)	$4,917,121	$75,653,383
NT Disciplined Growth Fund	58,512,394	4,882,779	1,932,259	(49,237)	340,232	55,224,611
NT Equity Growth Fund	243,011,480	45,718,661	10,914,347	(720,005)	13,888,269	238,755,419
NT Growth Fund	156,705,841	26,660,208	9,368,448	264,553	9,874,798	152,462,350
NT Heritage Fund	106,284,897	23,339,227	4,368,680	(73,700)	8,124,349	102,352,600
NT Large Company Value Fund	253,707,512	67,134,495	21,382,880	(1,470,276)	23,795,258	248,601,316
NT Mid Cap Value Fund	154,286,546	26,266,623	12,235,404	(404,769)	11,933,546	148,031,918
NT Small Company Fund	45,907,369	10,818,021	—	—	3,775,885	45,829,108
High-Yield Fund	91,587,711	8,758,149	2,291,610	(235,963)	2,584,503	88,497,826
Inflation-Adjusted Bond Fund	103,477,958	3,551,291	9,688,075	(542,580)	776,000	96,140,437
NT Diversified Bond Fund	520,291,717	60,793,049	79,273,588	(1,212,793)	10,907,327	496,727,454
Short Duration Inflation Protection Bond Fund	80,224,618	4,437,693	3,388,531	(127,508)	8,206	80,911,899
NT Emerging Markets Fund	55,279,068	6,345,824	2,479,430	(136,080)	166,709	51,980,512
NT Global Real Estate Fund	38,898,586	3,318,699	2,762,333	(163,486)	942,666	36,844,784
NT International Growth Fund	129,656,582	21,800,690	7,279,166	(179,372)	4,786,251	123,890,846
NT International Small-Mid Cap Fund	15,857,286	962,779	1,402,329	52,561	122,192	14,215,300
NT International Value Fund	90,013,155	15,704,550	4,964,989	(316,789)	1,993,808	85,267,212
Global Bond Fund	153,294,094	7,601,599	13,501,854	(235,611)	857,071	148,205,365
International Bond Fund	106,142,609	11,816,129	14,802,817	(2,216,672)	2,426,891	102,597,602
U.S. Government Money Market Fund(3)	136,831,487	9,794,341	8,502,358	—	6,862	138,123,470
	$2,618,457,833	$371,070,940	$212,172,766	$(7,855,181)	$102,227,944	$2,530,313,412

(1)	Underlying fund investments represent Institutional Class, except U.S. Government Money Market Fund Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Effective December 1, 2015, the name of Premium Money Market Fund was changed to U.S. Government Money Market Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice 2030 Portfolio
NT Core Equity Plus Fund	$53,828,448	$9,448,387	$1,684,375	$(135,562)	$3,368,894	$53,052,717
NT Disciplined Growth Fund	44,934,594	6,265,287	1,184,285	(53,575)	272,624	45,153,106
NT Equity Growth Fund	159,708,482	36,878,199	6,406,837	(708,236)	9,322,892	164,389,366
NT Growth Fund	125,273,174	27,750,754	8,104,626	(104,467)	8,088,003	127,778,618
NT Heritage Fund	75,228,613	20,816,633	3,264,244	(213,655)	5,936,840	76,289,610
NT Large Company Value Fund	176,804,958	52,913,125	11,304,272	(1,385,868)	17,123,265	182,433,322
NT Mid Cap Value Fund	104,235,520	23,361,847	6,122,270	(527,818)	8,462,945	107,403,953
NT Small Company Fund	40,816,418	11,302,180	1,589,653	(79,905)	3,308,279	41,022,411
High-Yield Fund	55,355,964	10,132,853	2,755,011	(300,838)	1,615,975	56,942,400
Inflation-Adjusted Bond Fund	83,426,680	7,316,772	7,177,676	(999,526)	662,923	83,122,906
NT Diversified Bond Fund	306,875,287	48,546,122	40,476,431	(824,677)	6,698,723	311,888,357
Short Duration Inflation Protection Bond Fund	27,431,766	4,180,735	907,491	(39,926)	3,070	30,573,298
NT Emerging Markets Fund	45,734,668	10,194,215	2,079,843	(193,555)	151,164	47,630,022
NT Global Real Estate Fund	29,943,305	4,025,754	1,945,157	(135,201)	757,146	29,969,033
NT International Growth Fund	99,529,358	21,019,381	5,933,056	(259,849)	3,753,898	98,863,886
NT International Small-Mid Cap Fund	16,046,153	1,758,662	1,057,681	27,496	130,832	15,518,076
NT International Value Fund	69,925,278	17,778,551	4,774,779	(443,777)	1,615,531	70,693,132
Global Bond Fund	90,375,097	7,844,906	6,891,733	(122,704)	522,398	91,808,905
International Bond Fund	38,115,811	7,806,288	3,689,038	(631,218)	978,527	41,722,453
U.S. Government Money Market Fund(3)	86,395,934	6,986,222	6,463,849	—	4,336	86,918,307
	$1,729,985,508	$336,326,873	$123,812,307	$(7,132,861)	$72,778,265	$1,763,173,878

(1)	Underlying fund investments represent Institutional Class, except U.S. Government Money Market Fund Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Effective December 1, 2015, the name of Premium Money Market Fund was changed to U.S. Government Money Market Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice 2035 Portfolio
NT Core Equity Plus Fund	$67,498,413	$9,166,591	$1,339,266	$(119,188)	$4,253,484	$64,469,415
NT Disciplined Growth Fund	62,026,540	4,873,699	1,836,484	(66,520)	365,134	58,387,229
NT Equity Growth Fund	190,771,220	31,005,438	5,520,256	(510,504)	10,863,458	185,408,197
NT Growth Fund	184,847,637	28,788,839	10,965,532	354,879	11,578,710	177,283,649
NT Heritage Fund	98,381,838	20,859,726	3,225,254	(165,119)	7,626,599	94,655,365
NT Large Company Value Fund	218,763,549	50,509,865	14,125,301	(1,126,814)	20,460,123	211,101,665
NT Mid Cap Value Fund	124,102,598	19,484,148	5,074,924	(275,504)	9,900,463	121,555,114
NT Small Company Fund	63,519,225	14,004,376	1,545,896	(43,582)	5,109,900	61,087,773
High-Yield Fund	58,729,196	6,081,453	704,556	(84,496)	1,686,675	57,770,022
Inflation-Adjusted Bond Fund	111,883,593	5,000,904	11,327,267	(1,538,549)	864,292	105,164,165
NT Diversified Bond Fund	317,553,060	35,907,593	44,933,995	(741,925)	6,774,098	305,314,179
Short Duration Inflation Protection Bond Fund	6,812,096	2,604,770	198,324	(8,188)	931	9,183,854
NT Emerging Markets Fund	64,850,899	10,010,488	1,754,020	(179,378)	209,620	64,257,933
NT Global Real Estate Fund	41,333,660	3,237,438	2,807,292	(178,974)	1,012,305	38,963,971
NT International Growth Fund	134,269,245	21,903,592	7,125,516	(214,478)	4,997,325	127,913,704
NT International Small-Mid Cap Fund	25,414,468	2,429,786	2,129,247	65,695	206,792	23,756,257
NT International Value Fund	96,049,054	17,889,824	4,144,095	(370,555)	2,179,883	92,912,812
Global Bond Fund	95,551,004	3,948,483	8,081,803	(138,689)	539,349	91,915,613
International Bond Fund	4,125,821	4,495,185	308,239	(15,706)	190,203	8,113,747
U.S. Government Money Market Fund(3)	103,488,350	3,294,429	7,974,951	—	5,098	98,807,828
	$2,069,971,466	$295,496,627	$135,122,218	$(5,357,595)	$88,824,442	$1,998,022,492

(1)	Underlying fund investments represent Institutional Class, except U.S. Government Money Market Fund Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Effective December 1, 2015, the name of Premium Money Market Fund was changed to U.S. Government Money Market Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice 2040 Portfolio
NT Core Equity Plus Fund	$45,466,882	$8,235,962	$699,495	$(105,751)	$2,960,563	$45,542,095
NT Disciplined Growth Fund	40,846,699	4,807,134	815,719	(42,442)	249,677	40,366,859
NT Equity Growth Fund	128,722,250	24,976,066	4,959,701	(523,935)	7,394,841	127,984,914
NT Growth Fund	126,633,113	24,086,729	6,947,831	(119,849)	8,167,364	126,361,302
NT Heritage Fund	72,227,459	17,561,953	3,186,527	(180,170)	5,647,260	70,822,294
NT Large Company Value Fund	154,311,327	40,048,313	8,647,421	(988,890)	14,737,489	154,250,025
NT Mid Cap Value Fund	83,700,170	16,443,239	4,414,300	(340,258)	6,800,565	84,284,319
NT Small Company Fund	40,523,447	11,225,129	566,678	(52,339)	3,432,229	41,343,767
High-Yield Fund	31,595,930	5,391,137	1,816,721	(198,298)	917,009	31,896,178
Inflation-Adjusted Bond Fund	64,079,672	7,153,031	6,111,329	(917,442)	527,402	64,908,102
NT Diversified Bond Fund	170,282,807	28,066,988	25,552,645	(498,429)	3,736,394	171,110,256
NT Emerging Markets Fund	54,797,379	12,274,606	3,094,597	(332,453)	183,155	56,568,141
NT Global Real Estate Fund	29,078,399	3,695,993	2,017,626	(136,306)	738,200	28,736,201
NT International Growth Fund	86,918,273	18,150,950	3,675,306	(247,221)	3,369,212	87,399,160
NT International Small-Mid Cap Fund	19,939,905	2,784,213	1,579,657	41,003	168,312	19,598,625
NT International Value Fund	63,525,705	16,051,866	3,688,052	(368,706)	1,495,649	64,578,336
Global Bond Fund	54,685,296	4,898,690	5,323,958	(94,470)	315,861	54,564,429
U.S. Government Money Market Fund(3)	35,565,915	5,806,168	2,656,660	—	1,876	38,715,423
	$1,302,900,628	$251,658,167	$85,754,223	$(5,105,956)	$60,843,058	$1,309,030,426

(1)	Underlying fund investments represent Institutional Class, except U.S. Government Money Market Fund Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Effective December 1, 2015, the name of Premium Money Market Fund was changed to U.S. Government Money Market Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice 2045 Portfolio
NT Core Equity Plus Fund	$61,567,343	$5,818,578	$1,301,156	$(60,833)	$3,753,381	$56,345,233
NT Disciplined Growth Fund	48,476,415	3,390,263	871,679	(32,894)	288,546	45,702,318
NT Equity Growth Fund	152,121,546	21,553,070	3,606,259	(357,606)	8,628,551	145,359,958
NT Growth Fund	156,184,411	20,946,106	7,498,108	181,221	9,854,297	148,125,882
NT Heritage Fund	96,727,920	17,684,939	3,353,816	(101,154)	7,380,818	90,250,372
NT Large Company Value Fund	194,197,872	43,960,916	11,266,785	(1,006,456)	18,316,279	187,414,285
NT Mid Cap Value Fund	104,511,046	14,869,599	5,593,026	(248,440)	8,222,173	99,656,870
NT Small Company Fund	43,879,877	9,828,818	612,349	(34,812)	3,599,709	42,661,204
NT Emerging Markets Fund	74,785,693	12,110,090	5,061,435	(487,487)	240,207	71,940,816
NT Global Real Estate Fund	37,271,039	3,227,534	3,240,016	(181,862)	911,777	34,761,983
NT International Growth Fund	103,364,416	15,286,239	5,887,822	(146,162)	3,826,483	96,520,150
NT International Small-Mid Cap Fund	27,647,725	2,347,101	2,178,555	75,606	226,644	25,663,653
NT International Value Fund	75,462,779	14,888,738	4,467,722	(359,339)	1,727,133	72,668,973
High-Yield Fund	29,940,828	2,842,062	613,685	(79,520)	856,018	28,982,951
Inflation-Adjusted Bond Fund	60,484,301	4,303,138	6,192,819	(828,555)	488,086	58,350,704
NT Diversified Bond Fund	158,647,574	21,381,730	24,214,121	(337,957)	3,439,993	154,125,200
Global Bond Fund	56,315,680	2,922,384	5,680,838	(96,471)	321,753	53,859,371
U.S. Government Money Market Fund(3)	3,714,267	3,740,639	154,405	—	277	7,300,501
	$1,485,300,732	$221,101,944	$91,794,596	$(4,102,721)	$72,082,125	$1,419,690,424

(1)	Underlying fund investments represent Institutional Class, except U.S. Government Money Market Fund Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Effective December 1, 2015, the name of Premium Money Market Fund was changed to U.S. Government Money Market Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice 2050 Portfolio
NT Core Equity Plus Fund	$33,887,672	$6,134,892	$298,687	$(40,730)	$2,219,797	$34,057,767
NT Disciplined Growth Fund	25,512,151	3,010,567	325,035	(18,828)	157,400	25,346,995
NT Equity Growth Fund	77,202,083	15,496,918	1,809,489	(245,327)	4,538,907	78,042,296
NT Growth Fund	80,736,033	15,961,418	3,473,016	(101,835)	5,375,084	81,833,373
NT Heritage Fund	49,245,955	12,479,918	890,930	(72,386)	4,009,250	49,666,059
NT Large Company Value Fund	102,749,901	28,902,159	5,022,039	(609,991)	10,062,158	105,071,527
NT Mid Cap Value Fund	51,770,946	11,328,962	2,600,415	(188,704)	4,307,359	53,205,862
NT Small Company Fund	25,191,285	6,790,172	1,251,648	(60,029)	2,063,173	24,757,462
NT Emerging Markets Fund	44,198,890	9,468,832	3,253,994	(346,528)	146,181	44,550,817
NT Global Real Estate Fund	20,530,826	3,219,910	1,795,737	(123,901)	527,857	20,548,067
NT International Growth Fund	50,213,090	11,329,385	2,428,915	(201,211)	1,981,564	50,954,117
NT International Small-Mid Cap Fund	16,192,474	2,594,831	1,201,900	13,773	141,514	16,330,529
NT International Value Fund	39,897,061	9,889,255	2,017,901	(213,813)	944,134	40,606,638
High-Yield Fund	13,321,023	2,657,965	968,807	(106,994)	392,068	13,632,126
Inflation-Adjusted Bond Fund	26,706,973	3,400,335	2,748,021	(392,559)	223,020	27,275,577
NT Diversified Bond Fund	70,305,247	11,686,257	10,114,492	(183,103)	1,554,064	71,153,356
Global Bond Fund	25,771,878	2,748,707	2,593,683	(46,504)	152,914	26,070,754
	$753,433,488	$157,100,483	$42,794,709	$(2,938,670)	$38,796,444	$763,103,322

(1)	Underlying fund investments represent Institutional Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/ Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice 2055 Portfolio
NT Core Equity Plus Fund	$10,685,895	$3,400,860	$120,967	$(15,098)	$751,209	$12,069,802
NT Disciplined Growth Fund	8,255,572	2,086,292	72,850	(2,203)	55,269	9,285,113
NT Equity Growth Fund	25,376,410	8,788,034	789,330	(88,766)	1,609,395	28,891,843
NT Growth Fund	26,024,433	8,750,647	1,196,604	(34,773)	1,884,786	29,623,981
NT Heritage Fund	15,984,450	6,364,511	350,173	(13,932)	1,402,907	18,126,952
NT Large Company Value Fund	33,480,938	14,238,604	1,778,123	(159,156)	3,540,930	38,388,034
NT Mid Cap Value Fund	16,036,456	5,661,235	683,843	(23,183)	1,442,384	18,556,284
NT Small Company Fund	9,141,578	3,825,688	559,117	(37,688)	811,175	10,108,196
NT Emerging Markets Fund	15,343,694	5,507,764	857,799	(94,317)	56,181	17,807,079
NT Global Real Estate Fund	7,055,957	1,747,028	375,211	(23,164)	194,445	7,903,165
NT International Growth Fund	14,258,947	4,828,151	436,616	(26,982)	608,724	16,157,266
NT International Small-Mid Cap Fund	5,809,954	1,462,231	240,937	(6,001)	54,790	6,569,807
NT International Value Fund	12,928,711	4,747,662	555,377	(54,531)	332,567	14,647,332
High-Yield Fund	3,563,558	1,007,004	203,365	(22,587)	108,359	3,978,136
Inflation-Adjusted Bond Fund	7,086,698	1,576,157	654,750	(77,828)	63,007	7,960,833
NT Diversified Bond Fund	17,924,026	5,118,680	2,425,168	(41,873)	424,394	20,420,603
Global Bond Fund	7,166,872	1,470,858	549,682	(9,623)	45,905	8,127,955
	$236,124,149	$80,581,406	$11,849,912	$(731,705)	$13,386,427	$268,622,381

(1)	Underlying fund investments represent Institutional Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/ Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice 2060 Portfolio(3)
NT Core Equity Plus Fund	—	$56,780	$1,369	$(108)	$772	$54,166
NT Disciplined Growth Fund	—	43,395	1,050	(29)	54	41,981
NT Equity Growth Fund	—	135,459	3,517	(222)	1,557	129,272
NT Growth Fund	—	137,840	3,484	(50)	1,796	131,906
NT Heritage Fund	—	86,209	2,198	(49)	1,333	81,095
NT Large Company Value Fund	—	181,903	5,840	(608)	3,333	171,752
NT Mid Cap Value Fund	—	84,540	2,545	(230)	1,343	81,483
NT Small Company Fund	—	51,505	1,449	(130)	865	48,422
NT Emerging Markets Fund	—	80,144	2,212	(113)	53	78,477
NT Global Real Estate Fund	—	37,009	829	(38)	202	36,025
NT International Growth Fund	—	74,987	1,886	(36)	576	72,051
NT International Small-Mid Cap Fund	—	30,674	711	(5)	53	30,027
NT International Value Fund	—	69,070	1,739	(68)	318	66,017
High-Yield Fund	—	18,235	349	(19)	99	17,697
Inflation-Adjusted Bond Fund	—	35,752	592	(9)	75	35,412
NT Diversified Bond Fund	—	89,914	1,702	(38)	384	88,398
Global Bond Fund	—	35,800	610	(5)	47	35,400
	—	$1,249,216	$32,082	$(1,757)	$12,860	$1,199,581

(1)	Underlying fund investments represent Institutional Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	September 30, 2015 (fund inception) through January 31, 2016.

7. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets.

8. Fair Value Measurements

The funds’ investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the funds’ investment securities were classified as Level 1. The Schedules of Investments provide additional information on the funds’ portfolio holdings.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of January 31, 2016, the components of investments for federal income tax purposes were as follows:

	One Choice In Retirement Portfolio	One Choice 2020 Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio
Federal tax cost of investments	$1,839,179,214	$1,760,705,046	$2,483,787,130	$1,786,664,452	$1,973,999,647
Gross tax appreciation of investments	$50,735,002	$34,902,387	$111,841,224	$26,226,879	$74,917,751
Gross tax depreciation of investments	(51,455,668)	(42,605,617)	(65,314,942)	(49,717,453)	(50,894,906)
Net tax appreciation (depreciation) of investments	$(720,666)	$(7,703,230)	$46,526,282	$(23,490,574)	$24,022,845

	One Choice 2040 Portfolio	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio
Federal tax cost of investments	$1,344,329,973	$1,428,503,894	$802,595,584	$297,104,472	$1,218,925
Gross tax appreciation of investments	$11,199,201	$34,163,341	$2,407,534	—	$1,143
Gross tax depreciation of investments	(46,498,748)	(42,976,811)	(41,899,796)	$(28,482,091)	(20,487)
Net tax appreciation (depreciation) of investments	$(35,299,547)	$(8,813,470)	$(39,492,262)	$(28,482,091)	$(19,344)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

10. Reorganization

On December 9, 2014, the Board of Directors approved an agreement and plan of reorganization (the reorganization), whereby the net assets of One Choice® 2015 Portfolio, one fund in a series issued by the corporation, were transferred to One Choice In Retirement Portfolio in exchange for shares of One Choice In Retirement Portfolio. One Choice 2015 Portfolio had reached its most conservative planned target asset allocation and its asset mix matched that of One Choice In Retirement Portfolio. The reorganization was executed to combine two funds that had the same target asset allocations, both funds’ investment objectives and strategies were substantially similar and their total expense ratios were expected to be the same. The financial statements and performance history of One Choice In Retirement Portfolio survived after the reorganization. The reorganization was effective as of the close of the NYSE on March 27, 2015.

The reorganization was accomplished by a tax-free exchange of shares. On March 27, 2015, One Choice 2015 Portfolio exchanged its shares for shares of One Choice In Retirement Portfolio as follows:

Original Fund/Class	Shares Exchanged	New Fund/Class	Shares Received
One Choice 2015 Portfolio – Investor Class	39,935,280	One Choice In Retirement Portfolio – Investor Class	38,767,212
One Choice 2015 Portfolio – Institutional Class	16,214,110	One Choice In Retirement Portfolio – Institutional Class	15,752,681
One Choice 2015 Portfolio – A Class	17,460,238	One Choice In Retirement Portfolio – A Class	16,935,741
One Choice 2015 Portfolio – C Class	429,438	One Choice In Retirement Portfolio – C Class	418,218
One Choice 2015 Portfolio – R Class	10,053,272	One Choice In Retirement Portfolio – R Class	9,766,945

The net assets of One Choice 2015 Portfolio and One Choice In Retirement Portfolio immediately before the reorganization were $1,032,439,637 and $921,010,059, respectively. One Choice 2015 Portfolio’s unrealized appreciation of $98,786,019 was combined with that of One Choice In Retirement Portfolio. Immediately after the reorganization, the combined net assets were $1,953,449,696.

Assuming the reorganization had been completed on August 1, 2014, the beginning of the annual reporting period, the pro forma results of operations for the year ended July 31, 2015 are as follows:

Net investment income (loss)	$40,097,268
Net realized and unrealized gain (loss)	29,002,320
Net increase (decrease) in net assets resulting from operations	$69,099,588

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of One Choice 2015 Portfolio that have been included in One Choice In Retirement Portfolio's Statement of Operations since March 27, 2015.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice In Retirement Portfolio
Investor Class
2016(4)	$12.62	0.15	(0.79)	(0.64)	(0.15)	(0.01)	(0.16)	$11.82	(5.05)%	0.20%(5)	2.48%(5)	10%	$764,472
2015	$13.02	0.20	0.27	0.47	(0.29)	(0.58)	(0.87)	$12.62	3.66%	0.20%	1.59%	17%	$822,618
2014	$12.41	0.27	0.73	1.00	(0.27)	(0.12)	(0.39)	$13.02	8.19%	0.20%	2.09%	16%	$255,133
2013	$11.61	0.22	0.94	1.16	(0.23)	(0.13)	(0.36)	$12.41	10.11%	0.20%	1.83%	11%	$205,529
2012	$11.23	0.25	0.39	0.64	(0.26)	—	(0.26)	$11.61	5.81%	0.21%	2.21%	28%	$128,450
2011	$10.27	0.24	0.97	1.21	(0.25)	—	(0.25)	$11.23	11.87%	0.21%	2.26%	10%	$81,907
Institutional Class
2016(4)	$12.62	0.16	(0.77)	(0.61)	(0.17)	(0.01)	(0.18)	$11.83	(4.87)%	0.00%(5)(6)	2.68%(5)	10%	$485,247
2015	$13.03	0.22	0.27	0.49	(0.32)	(0.58)	(0.90)	$12.62	3.79%	0.00%(6)	1.79%	17%	$485,416
2014	$12.42	0.29	0.73	1.02	(0.29)	(0.12)	(0.41)	$13.03	8.40%	0.00%(6)	2.29%	16%	$130,406
2013	$11.61	0.25	0.94	1.19	(0.25)	(0.13)	(0.38)	$12.42	10.42%	0.00%(6)	2.03%	11%	$104,270
2012	$11.24	0.27	0.38	0.65	(0.28)	—	(0.28)	$11.61	5.92%	0.01%	2.41%	28%	$74,759
2011	$10.27	0.28	0.96	1.24	(0.27)	—	(0.27)	$11.24	12.20%	0.01%	2.46%	10%	$104,778
A Class
2016(4)	$12.62	0.14	(0.78)	(0.64)	(0.14)	(0.01)	(0.15)	$11.83	(5.09)%	0.45%(5)	2.23%(5)	10%	$377,340
2015	$13.02	0.17	0.27	0.44	(0.26)	(0.58)	(0.84)	$12.62	3.39%	0.45%	1.34%	17%	$428,050
2014	$12.41	0.24	0.73	0.97	(0.24)	(0.12)	(0.36)	$13.02	7.92%	0.45%	1.84%	16%	$139,911
2013	$11.60	0.19	0.95	1.14	(0.20)	(0.13)	(0.33)	$12.41	9.94%	0.45%	1.58%	11%	$119,504
2012	$11.23	0.23	0.37	0.60	(0.23)	—	(0.23)	$11.60	5.46%	0.46%	1.96%	28%	$105,111
2011	$10.27	0.22	0.96	1.18	(0.22)	—	(0.22)	$11.23	11.60%	0.46%	2.01%	10%	$87,205

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2016(4)	$12.59	0.09	(0.78)	(0.69)	(0.09)	(0.01)	(0.10)	$11.80	(5.46)%	1.20%(5)	1.48%(5)	10%	$8,251
2015	$13.00	0.07	0.27	0.34	(0.17)	(0.58)	(0.75)	$12.59	2.59%	1.20%	0.59%	17%	$7,721
2014	$12.41	0.14	0.73	0.87	(0.16)	(0.12)	(0.28)	$13.00	7.13%	1.20%	1.09%	16%	$2,574
2013	$11.61	0.10	0.94	1.04	(0.11)	(0.13)	(0.24)	$12.41	9.04%	1.20%	0.83%	11%	$1,369
2012	$11.24	0.14	0.38	0.52	(0.15)	—	(0.15)	$11.61	4.69%	1.21%	1.21%	28%	$810
2011	$10.27	0.09	1.02	1.11	(0.14)	—	(0.14)	$11.24	10.87%	1.21%	1.26%	10%	$538
R Class
2016(4)	$12.60	0.12	(0.78)	(0.66)	(0.12)	(0.01)	(0.13)	$11.81	(5.23)%	0.70%(5)	1.98%(5)	10%	$203,148
2015	$13.00	0.16	0.25	0.41	(0.23)	(0.58)	(0.81)	$12.60	3.13%	0.70%	1.09%	17%	$244,718
2014	$12.40	0.20	0.72	0.92	(0.20)	(0.12)	(0.32)	$13.00	7.57%	0.70%	1.59%	16%	$100,946
2013	$11.59	0.16	0.95	1.11	(0.17)	(0.13)	(0.30)	$12.40	9.67%	0.70%	1.33%	11%	$60,104
2012	$11.22	0.18	0.39	0.57	(0.20)	—	(0.20)	$11.59	5.20%	0.71%	1.71%	28%	$38,365
2011	$10.26	0.19	0.96	1.15	(0.19)	—	(0.19)	$11.22	11.33%	0.71%	1.76%	10%	$24,616

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Six months ended January 31, 2016 (unaudited).

(5)	Annualized.

(6)	Ratio was less than 0.005%.
See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2020 Portfolio
Investor Class
2016(4)	$12.30	0.15	(0.80)	(0.65)	(0.20)	(0.41)	(0.61)	$11.04	(5.45)%	0.20%(5)	2.58%(5)	8%	$588,457
2015	$12.26	0.26	0.24	0.50	(0.27)	(0.19)	(0.46)	$12.30	4.14%	0.20%	2.08%	19%	$611,536
2014	$11.56	0.26	0.77	1.03	(0.24)	(0.09)	(0.33)	$12.26	8.99%	0.20%	2.16%	10%	$549,087
2013	$10.64	0.20	1.02	1.22	(0.20)	(0.10)	(0.30)	$11.56	11.67%	0.20%	1.79%	6%	$384,010
2012	$10.37	0.21	0.32	0.53	(0.23)	(0.03)	(0.26)	$10.64	5.27%	0.21%	2.14%	28%	$218,341
2011	$9.30	0.20	1.06	1.26	(0.19)	—(6)	(0.19)	$10.37	13.66%	0.21%	2.13%	4%	$105,921
Institutional Class
2016(4)	$12.31	0.16	(0.80)	(0.64)	(0.22)	(0.41)	(0.63)	$11.04	(5.34)%	0.00%(5)(7)	2.78%(5)	8%	$670,684
2015	$12.27	0.26	0.27	0.53	(0.30)	(0.19)	(0.49)	$12.31	4.35%	0.00%(7)	2.28%	19%	$579,653
2014	$11.57	0.28	0.77	1.05	(0.26)	(0.09)	(0.35)	$12.27	9.20%	0.00%(7)	2.36%	10%	$310,325
2013	$10.65	0.22	1.02	1.24	(0.22)	(0.10)	(0.32)	$11.57	11.89%	0.00%(7)	1.99%	6%	$211,576
2012	$10.38	0.25	0.30	0.55	(0.25)	(0.03)	(0.28)	$10.65	5.48%	0.01%	2.34%	28%	$99,935
2011	$9.31	0.24	1.04	1.28	(0.21)	—(6)	(0.21)	$10.38	13.88%	0.01%	2.33%	4%	$169,034
A Class
2016(4)	$12.28	0.14	(0.80)	(0.66)	(0.17)	(0.41)	(0.58)	$11.04	(5.54)%	0.45%(5)	2.33%(5)	8%	$334,200
2015	$12.23	0.23	0.25	0.48	(0.24)	(0.19)	(0.43)	$12.28	3.97%	0.45%	1.83%	19%	$357,730
2014	$11.54	0.23	0.76	0.99	(0.21)	(0.09)	(0.30)	$12.23	8.64%	0.45%	1.91%	10%	$334,141
2013	$10.62	0.17	1.02	1.19	(0.17)	(0.10)	(0.27)	$11.54	11.41%	0.45%	1.54%	6%	$270,040
2012	$10.36	0.20	0.29	0.49	(0.20)	(0.03)	(0.23)	$10.62	4.92%	0.46%	1.89%	28%	$180,502
2011	$9.28	0.19	1.05	1.24	(0.16)	—(6)	(0.16)	$10.36	13.51%	0.46%	1.88%	4%	$124,401

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2016(4)	$12.26	0.09	(0.80)	(0.71)	(0.08)	(0.41)	(0.49)	$11.06	(5.94)%	1.20%(5)	1.58%(5)	8%	$8,745
2015	$12.22	0.14	0.23	0.37	(0.14)	(0.19)	(0.33)	$12.26	3.09%	1.20%	1.08%	19%	$11,578
2014	$11.52	0.14	0.77	0.91	(0.12)	(0.09)	(0.21)	$12.22	7.91%	1.20%	1.16%	10%	$10,743
2013	$10.61	0.08	1.02	1.10	(0.09)	(0.10)	(0.19)	$11.52	10.48%	1.20%	0.79%	6%	$6,117
2012	$10.34	0.10	0.32	0.42	(0.12)	(0.03)	(0.15)	$10.61	4.23%	1.21%	1.14%	28%	$2,304
2011	$9.26	0.10	1.07	1.17	(0.09)	—(6)	(0.09)	$10.34	12.68%	1.21%	1.13%	4%	$578
R Class
2016(4)	$12.26	0.12	(0.80)	(0.68)	(0.14)	(0.41)	(0.55)	$11.03	(5.71)%	0.70%(5)	2.08%(5)	8%	$150,881
2015	$12.22	0.20	0.24	0.44	(0.21)	(0.19)	(0.40)	$12.26	3.62%	0.70%	1.58%	19%	$167,576
2014	$11.53	0.20	0.76	0.96	(0.18)	(0.09)	(0.27)	$12.22	8.37%	0.70%	1.66%	10%	$140,753
2013	$10.61	0.14	1.03	1.17	(0.15)	(0.10)	(0.25)	$11.53	11.14%	0.70%	1.29%	6%	$102,250
2012	$10.34	0.16	0.31	0.47	(0.17)	(0.03)	(0.20)	$10.61	4.76%	0.71%	1.64%	28%	$61,212
2011	$9.27	0.16	1.05	1.21	(0.14)	—(6)	(0.14)	$10.34	13.13%	0.71%	1.63%	4%	$35,703

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Six months ended January 31, 2016 (unaudited).

(5)	Annualized.

(6)	Per-share amount was less than $0.005.

(7)	Ratio was less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2025 Portfolio
Investor Class
2016(4)	$14.62	0.19	(1.03)	(0.84)	(0.24)	(0.63)	(0.87)	$12.91	(5.97)%	0.20%(5)	2.69%(5)	8%	$1,012,439
2015	$14.57	0.31	0.36	0.67	(0.33)	(0.29)	(0.62)	$14.62	4.62%	0.20%	2.10%	20%	$1,075,028
2014	$13.71	0.32	0.98	1.30	(0.30)	(0.14)	(0.44)	$14.57	9.61%	0.20%	2.23%	7%	$992,507
2013	$12.46	0.23	1.35	1.58	(0.24)	(0.09)	(0.33)	$13.71	12.88%	0.20%	1.79%	3%	$807,998
2012	$12.13	0.25	0.34	0.59	(0.26)	—	(0.26)	$12.46	4.99%	0.21%	2.07%	21%	$554,462
2011	$10.78	0.23	1.34	1.57	(0.22)	—	(0.22)	$12.13	14.60%	0.21%	1.98%	3%	$425,965
Institutional Class
2016(4)	$14.64	0.20	(1.03)	(0.83)	(0.27)	(0.63)	(0.90)	$12.91	(5.91)%	0.00%(5)(6)	2.89%(5)	8%	$778,991
2015	$14.58	0.32	0.39	0.71	(0.36)	(0.29)	(0.65)	$14.64	4.90%	0.00%(6)	2.30%	20%	$729,071
2014	$13.72	0.34	0.99	1.33	(0.33)	(0.14)	(0.47)	$14.58	9.83%	0.00%(6)	2.43%	7%	$424,420
2013	$12.47	0.26	1.35	1.61	(0.27)	(0.09)	(0.36)	$13.72	13.10%	0.00%(6)	1.99%	3%	$298,052
2012	$12.14	0.27	0.34	0.61	(0.28)	—	(0.28)	$12.47	5.20%	0.01%	2.27%	21%	$181,693
2011	$10.79	0.27	1.32	1.59	(0.24)	—	(0.24)	$12.14	14.82%	0.01%	2.18%	3%	$257,121
A Class
2016(4)	$14.60	0.17	(1.03)	(0.86)	(0.20)	(0.63)	(0.83)	$12.91	(6.08)%	0.45%(5)	2.44%(5)	8%	$520,132
2015	$14.55	0.28	0.35	0.63	(0.29)	(0.29)	(0.58)	$14.60	4.36%	0.45%	1.85%	20%	$568,434
2014	$13.69	0.29	0.98	1.27	(0.27)	(0.14)	(0.41)	$14.55	9.35%	0.45%	1.98%	7%	$528,142
2013	$12.44	0.20	1.35	1.55	(0.21)	(0.09)	(0.30)	$13.69	12.61%	0.45%	1.54%	3%	$460,301
2012	$12.11	0.22	0.34	0.56	(0.23)	—	(0.23)	$12.44	4.73%	0.46%	1.82%	21%	$327,130
2011	$10.77	0.20	1.33	1.53	(0.19)	—	(0.19)	$12.11	14.23%	0.46%	1.73%	3%	$242,996

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2016(4)	$14.58	0.11	(1.03)	(0.92)	(0.10)	(0.63)	(0.73)	$12.93	(6.53)%	1.20%(5)	1.69%(5)	8%	$7,319
2015	$14.52	0.17	0.35	0.52	(0.17)	(0.29)	(0.46)	$14.58	3.64%	1.20%	1.10%	20%	$7,658
2014	$13.67	0.18	0.97	1.15	(0.16)	(0.14)	(0.30)	$14.52	8.46%	1.20%	1.23%	7%	$7,147
2013	$12.41	0.10	1.36	1.46	(0.11)	(0.09)	(0.20)	$13.67	11.86%	1.20%	0.79%	3%	$6,179
2012	$12.09	0.12	0.34	0.46	(0.14)	—	(0.14)	$12.41	3.87%	1.21%	1.07%	21%	$3,498
2011	$10.74	0.11	1.34	1.45	(0.10)	—	(0.10)	$12.09	13.50%	1.21%	0.98%	3%	$1,595
R Class
2016(4)	$14.58	0.15	(1.03)	(0.88)	(0.17)	(0.63)	(0.80)	$12.90	(6.26)%	0.70%(5)	2.19%(5)	8%	$211,432
2015	$14.52	0.24	0.36	0.60	(0.25)	(0.29)	(0.54)	$14.58	4.17%	0.70%	1.60%	20%	$239,213
2014	$13.67	0.25	0.97	1.22	(0.23)	(0.14)	(0.37)	$14.52	9.01%	0.70%	1.73%	7%	$210,067
2013	$12.42	0.17	1.35	1.52	(0.18)	(0.09)	(0.27)	$13.67	12.34%	0.70%	1.29%	3%	$172,227
2012	$12.09	0.19	0.34	0.53	(0.20)	—	(0.20)	$12.42	4.48%	0.71%	1.57%	21%	$129,489
2011	$10.75	0.17	1.33	1.50	(0.16)	—	(0.16)	$12.09	13.97%	0.71%	1.48%	3%	$88,153

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Six months ended January 31, 2016 (unaudited).

(5)	Annualized.

(6)	Ratio was less than 0.005%.
See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2030 Portfolio
Investor Class
2016(4)	$12.58	0.17	(0.97)	(0.80)	(0.21)	(0.50)	(0.71)	$11.07	(6.61)%	0.20%(5)	2.80%(5)	7%	$565,198
2015	$12.44	0.26	0.41	0.67	(0.27)	(0.26)	(0.53)	$12.58	5.43%	0.20%	2.04%	20%	$590,896
2014	$11.62	0.27	0.89	1.16	(0.25)	(0.09)	(0.34)	$12.44	10.15%	0.20%	2.27%	6%	$512,356
2013	$10.41	0.18	1.30	1.48	(0.18)	(0.09)	(0.27)	$11.62	14.53%	0.21%	1.66%	5%	$333,309
2012	$10.17	0.18	0.27	0.45	(0.19)	(0.02)	(0.21)	$10.41	4.60%	0.21%	1.87%	28%	$170,955
2011	$8.95	0.16	1.21	1.37	(0.15)	—(6)	(0.15)	$10.17	15.41%	0.21%	1.76%	4%	$76,884
Institutional Class
2016(4)	$12.59	0.18	(0.98)	(0.80)	(0.23)	(0.50)	(0.73)	$11.06	(6.58)%	0.00%(5)(7)	3.00%(5)	7%	$675,343
2015	$12.44	0.27	0.44	0.71	(0.30)	(0.26)	(0.56)	$12.59	5.73%	0.00%(7)	2.24%	20%	$574,390
2014	$11.62	0.30	0.89	1.19	(0.28)	(0.09)	(0.37)	$12.44	10.37%	0.00%(7)	2.47%	6%	$320,834
2013	$10.42	0.21	1.28	1.49	(0.20)	(0.09)	(0.29)	$11.62	14.76%	0.01%	1.86%	5%	$202,598
2012	$10.18	0.21	0.26	0.47	(0.21)	(0.02)	(0.23)	$10.42	4.71%	0.01%	2.07%	28%	$94,349
2011	$8.95	0.20	1.20	1.40	(0.17)	—(6)	(0.17)	$10.18	15.62%	0.01%	1.96%	4%	$144,661
A Class
2016(4)	$12.55	0.15	(0.97)	(0.82)	(0.18)	(0.50)	(0.68)	$11.05	(6.79)%	0.45%(5)	2.55%(5)	7%	$356,180
2015	$12.41	0.23	0.41	0.64	(0.24)	(0.26)	(0.50)	$12.55	5.18%	0.45%	1.79%	20%	$385,874
2014	$11.59	0.24	0.89	1.13	(0.22)	(0.09)	(0.31)	$12.41	9.89%	0.45%	2.02%	6%	$355,604
2013	$10.38	0.16	1.30	1.46	(0.16)	(0.09)	(0.25)	$11.59	14.28%	0.46%	1.41%	5%	$264,393
2012	$10.15	0.17	0.24	0.41	(0.16)	(0.02)	(0.18)	$10.38	4.25%	0.46%	1.62%	28%	$170,227
2011	$8.93	0.15	1.20	1.35	(0.13)	—(6)	(0.13)	$10.15	15.15%	0.46%	1.51%	4%	$114,892

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2016(4)	$12.54	0.11	(0.97)	(0.86)	(0.09)	(0.50)	(0.59)	$11.09	(7.10)%	1.20%(5)	1.80%(5)	7%	$5,392
2015	$12.39	0.13	0.42	0.55	(0.14)	(0.26)	(0.40)	$12.54	4.46%	1.20%	1.04%	20%	$5,628
2014	$11.57	0.16	0.88	1.04	(0.13)	(0.09)	(0.22)	$12.39	9.07%	1.20%	1.27%	6%	$4,449
2013	$10.37	0.07	1.29	1.36	(0.07)	(0.09)	(0.16)	$11.57	13.32%	1.21%	0.66%	5%	$3,417
2012	$10.13	0.09	0.26	0.35	(0.09)	(0.02)	(0.11)	$10.37	3.57%	1.21%	0.87%	28%	$1,595
2011	$8.92	0.06	1.20	1.26	(0.05)	—(6)	(0.05)	$10.13	14.18%	1.21%	0.76%	4%	$728
R Class
2016(4)	$12.54	0.14	(0.97)	(0.83)	(0.15)	(0.50)	(0.65)	$11.06	(6.86)%	0.70%(5)	2.30%(5)	7%	$161,061
2015	$12.39	0.20	0.42	0.62	(0.21)	(0.26)	(0.47)	$12.54	4.99%	0.70%	1.54%	20%	$173,221
2014	$11.58	0.22	0.87	1.09	(0.19)	(0.09)	(0.28)	$12.39	9.53%	0.70%	1.77%	6%	$134,751
2013	$10.37	0.13	1.30	1.43	(0.13)	(0.09)	(0.22)	$11.58	14.00%	0.71%	1.16%	5%	$103,886
2012	$10.14	0.13	0.26	0.39	(0.14)	(0.02)	(0.16)	$10.37	3.99%	0.71%	1.37%	28%	$69,278
2011	$8.92	0.12	1.20	1.32	(0.10)	—(6)	(0.10)	$10.14	14.88%	0.71%	1.26%	4%	$35,411

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Six months ended January 31, 2016 (unaudited).

(5)	Annualized.

(6)	Per-share amount was less than $0.005.

(7)	Ratio was less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2035 Portfolio
Investor Class
2016(4)	$15.83	0.22	(1.33)	(1.11)	(0.27)	(0.79)	(1.06)	$13.66	(7.32)%	0.20%(5)	2.87%(5)	6%	$771,494
2015	$15.60	0.33	0.62	0.95	(0.34)	(0.38)	(0.72)	$15.83	6.25%	0.20%	2.03%	23%	$839,655
2014	$14.52	0.35	1.22	1.57	(0.34)	(0.15)	(0.49)	$15.60	10.91%	0.20%	2.32%	5%	$755,938
2013	$12.81	0.22	1.82	2.04	(0.22)	(0.11)	(0.33)	$14.52	16.24%	0.20%	1.62%	3%	$573,216
2012	$12.52	0.22	0.30	0.52	(0.23)	—	(0.23)	$12.81	4.26%	0.21%	1.82%	16%	$374,544
2011	$10.92	0.20	1.59	1.79	(0.19)	—	(0.19)	$12.52	16.44%	0.21%	1.68%	3%	$277,333
Institutional Class
2016(4)	$15.86	0.23	(1.33)	(1.10)	(0.30)	(0.79)	(1.09)	$13.67	(7.24)%	0.00%(5)(6)	3.07%(5)	6%	$610,743
2015	$15.62	0.33	0.67	1.00	(0.38)	(0.38)	(0.76)	$15.86	6.52%	0.00%(6)	2.23%	23%	$556,384
2014	$14.55	0.38	1.21	1.59	(0.37)	(0.15)	(0.52)	$15.62	11.04%	0.00%(6)	2.52%	5%	$323,043
2013	$12.83	0.25	1.83	2.08	(0.25)	(0.11)	(0.36)	$14.55	16.54%	0.00%(6)	1.82%	3%	$235,505
2012	$12.54	0.25	0.29	0.54	(0.25)	—	(0.25)	$12.83	4.46%	0.01%	2.02%	16%	$138,143
2011	$10.93	0.24	1.58	1.82	(0.21)	—	(0.21)	$12.54	16.75%	0.01%	1.88%	3%	$154,449
A Class
2016(4)	$15.81	0.19	(1.32)	(1.13)	(0.23)	(0.79)	(1.02)	$13.66	(7.43)%	0.45%(5)	2.62%(5)	6%	$420,247
2015	$15.58	0.29	0.62	0.91	(0.30)	(0.38)	(0.68)	$15.81	5.98%	0.45%	1.78%	23%	$460,605
2014	$14.51	0.32	1.20	1.52	(0.30)	(0.15)	(0.45)	$15.58	10.57%	0.45%	2.07%	5%	$425,198
2013	$12.79	0.19	1.83	2.02	(0.19)	(0.11)	(0.30)	$14.51	16.05%	0.45%	1.37%	3%	$356,751
2012	$12.50	0.20	0.29	0.49	(0.20)	—	(0.20)	$12.79	4.00%	0.46%	1.57%	16%	$239,410
2011	$10.90	0.17	1.59	1.76	(0.16)	—	(0.16)	$12.50	16.17%	0.46%	1.43%	3%	$174,230

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2016(4)	$15.77	0.14	(1.33)	(1.19)	(0.11)	(0.79)	(0.90)	$13.68	(7.77)%	1.20%(5)	1.87%(5)	6%	$6,262
2015	$15.53	0.16	0.64	0.80	(0.18)	(0.38)	(0.56)	$15.77	5.25%	1.20%	1.03%	23%	$6,587
2014	$14.46	0.19	1.21	1.40	(0.18)	(0.15)	(0.33)	$15.53	9.76%	1.20%	1.32%	5%	$4,586
2013	$12.76	0.08	1.82	1.90	(0.09)	(0.11)	(0.20)	$14.46	15.05%	1.20%	0.62%	3%	$3,572
2012	$12.46	0.09	0.32	0.41	(0.11)	—	(0.11)	$12.76	3.31%	1.21%	0.82%	16%	$1,396
2011	$10.87	0.07	1.59	1.66	(0.07)	—	(0.07)	$12.46	15.25%	1.21%	0.68%	3%	$630
R Class
2016(4)	$15.79	0.18	(1.33)	(1.15)	(0.19)	(0.79)	(0.98)	$13.66	(7.55)%	0.70%(5)	2.37%(5)	6%	$189,277
2015	$15.56	0.25	0.62	0.87	(0.26)	(0.38)	(0.64)	$15.79	5.71%	0.70%	1.53%	23%	$206,773
2014	$14.49	0.27	1.21	1.48	(0.26)	(0.15)	(0.41)	$15.56	10.30%	0.70%	1.82%	5%	$182,137
2013	$12.78	0.16	1.82	1.98	(0.16)	(0.11)	(0.27)	$14.49	15.69%	0.70%	1.12%	3%	$141,978
2012	$12.48	0.16	0.31	0.47	(0.17)	—	(0.17)	$12.78	3.83%	0.71%	1.32%	16%	$101,164
2011	$10.89	0.14	1.58	1.72	(0.13)	—	(0.13)	$12.48	15.80%	0.71%	1.18%	3%	$71,077

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Six months ended January 31, 2016 (unaudited).

(5)	Annualized.

(6)	Ratio was less than 0.005%.
See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2040 Portfolio
Investor Class
2016(4)	$13.14	0.18	(1.19)	(1.01)	(0.22)	(0.58)	(0.80)	$11.33	(8.00)%	0.20%(5)	2.96%(5)	6%	$441,173
2015	$12.86	0.28	0.59	0.87	(0.29)	(0.30)	(0.59)	$13.14	6.84%	0.20%	2.06%	20%	$472,335
2014	$11.87	0.30	1.07	1.37	(0.28)	(0.10)	(0.38)	$12.86	11.63%	0.20%	2.38%	4%	$392,199
2013	$10.31	0.18	1.62	1.80	(0.16)	(0.08)	(0.24)	$11.87	17.83%	0.20%	1.58%	5%	$234,285
2012	$10.11	0.17	0.23	0.40	(0.17)	(0.03)	(0.20)	$10.31	4.05%	0.21%	1.71%	20%	$107,290
2011	$8.72	0.14	1.39	1.53	(0.14)	—(6)	(0.14)	$10.11	17.57%	0.21%	1.57%	5%	$44,433
Institutional Class
2016(4)	$13.15	0.20	(1.19)	(0.99)	(0.25)	(0.58)	(0.83)	$11.33	(7.88)%	0.00%(5)(7)	3.16%(5)	6%	$500,446
2015	$12.87	0.28	0.61	0.89	(0.31)	(0.30)	(0.61)	$13.15	7.05%	0.00%(7)	2.26%	20%	$437,728
2014	$11.88	0.32	1.07	1.39	(0.30)	(0.10)	(0.40)	$12.87	11.84%	0.00%(7)	2.58%	4%	$243,924
2013	$10.32	0.20	1.62	1.82	(0.18)	(0.08)	(0.26)	$11.88	18.05%	0.00%(7)	1.78%	5%	$156,913
2012	$10.12	0.19	0.23	0.42	(0.19)	(0.03)	(0.22)	$10.32	4.26%	0.01%	1.91%	20%	$70,149
2011	$8.73	0.18	1.37	1.55	(0.16)	—(6)	(0.16)	$10.12	17.78%	0.01%	1.77%	5%	$78,468
A Class
2016(4)	$13.12	0.17	(1.20)	(1.03)	(0.19)	(0.58)	(0.77)	$11.32	(8.17)%	0.45%(5)	2.71%(5)	6%	$248,930
2015	$12.84	0.24	0.59	0.83	(0.25)	(0.30)	(0.55)	$13.12	6.57%	0.45%	1.81%	20%	$267,038
2014	$11.85	0.26	1.07	1.33	(0.24)	(0.10)	(0.34)	$12.84	11.36%	0.45%	2.13%	4%	$230,764
2013	$10.30	0.15	1.62	1.77	(0.14)	(0.08)	(0.22)	$11.85	17.45%	0.45%	1.33%	5%	$176,014
2012	$10.10	0.15	0.22	0.37	(0.14)	(0.03)	(0.17)	$10.30	3.80%	0.46%	1.46%	20%	$110,524
2011	$8.71	0.13	1.37	1.50	(0.11)	—(6)	(0.11)	$10.10	17.29%	0.46%	1.32%	5%	$69,629

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2016(4)	$13.08	0.12	(1.19)	(1.07)	(0.09)	(0.58)	(0.67)	$11.34	(8.43)%	1.20%(5)	1.96%(5)	6%	$3,005
2015	$12.80	0.15	0.58	0.73	(0.15)	(0.30)	(0.45)	$13.08	5.77%	1.20%	1.06%	20%	$3,158
2014	$11.82	0.17	1.06	1.23	(0.15)	(0.10)	(0.25)	$12.80	10.46%	1.20%	1.38%	4%	$2,939
2013	$10.26	0.07	1.62	1.69	(0.05)	(0.08)	(0.13)	$11.82	16.71%	1.20%	0.58%	5%	$2,049
2012	$10.07	0.06	0.23	0.29	(0.07)	(0.03)	(0.10)	$10.26	2.93%	1.21%	0.71%	20%	$559
2011	$8.68	0.05	1.38	1.43	(0.04)	—(6)	(0.04)	$10.07	16.46%	1.21%	0.57%	5%	$215
R Class
2016(4)	$13.10	0.15	(1.19)	(1.04)	(0.16)	(0.58)	(0.74)	$11.32	(8.26)%	0.70%(5)	2.46%(5)	6%	$115,476
2015	$12.82	0.21	0.59	0.80	(0.22)	(0.30)	(0.52)	$13.10	6.31%	0.70%	1.56%	20%	$122,661
2014	$11.83	0.23	1.07	1.30	(0.21)	(0.10)	(0.31)	$12.82	11.10%	0.70%	1.88%	4%	$94,677
2013	$10.28	0.12	1.62	1.74	(0.11)	(0.08)	(0.19)	$11.83	17.18%	0.70%	1.08%	5%	$64,687
2012	$10.08	0.12	0.23	0.35	(0.12)	(0.03)	(0.15)	$10.28	3.54%	0.71%	1.21%	20%	$36,524
2011	$8.69	0.10	1.38	1.48	(0.09)	—(6)	(0.09)	$10.08	17.03%	0.71%	1.07%	5%	$18,752

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Six months ended January 31, 2016 (unaudited).

(5)	Annualized.

(6)	Per-share amount was less than $0.005.

(7)	Ratio was less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2045 Portfolio
Investor Class
2016(4)	$16.57	0.24	(1.61)	(1.37)	(0.28)	(0.90)	(1.18)	$14.02	(8.65)%	0.20%(5)	3.02%(5)	6%	$559,064
2015	$16.22	0.35	0.80	1.15	(0.37)	(0.43)	(0.80)	$16.57	7.22%	0.20%	2.10%	23%	$608,154
2014	$14.92	0.37	1.44	1.81	(0.36)	(0.15)	(0.51)	$16.22	12.34%	0.20%	2.38%	4%	$523,828
2013	$12.84	0.22	2.17	2.39	(0.21)	(0.10)	(0.31)	$14.92	18.94%	0.20%	1.58%	3%	$355,470
2012	$12.59	0.20	0.26	0.46	(0.21)	—	(0.21)	$12.84	3.76%	0.21%	1.66%	14%	$222,501
2011	$10.82	0.18	1.76	1.94	(0.17)	—	(0.17)	$12.59	17.98%	0.21%	1.51%	2%	$157,711
Institutional Class
2016(4)	$16.60	0.25	(1.61)	(1.36)	(0.31)	(0.90)	(1.21)	$14.03	(8.57)%	0.00%(5)(6)	3.22%(5)	6%	$468,229
2015	$16.24	0.36	0.84	1.20	(0.41)	(0.43)	(0.84)	$16.60	7.50%	0.00%(6)	2.30%	23%	$437,726
2014	$14.94	0.40	1.44	1.84	(0.39)	(0.15)	(0.54)	$16.24	12.55%	0.00%(6)	2.58%	4%	$281,772
2013	$12.86	0.25	2.17	2.42	(0.24)	(0.10)	(0.34)	$14.94	19.15%	0.00%(6)	1.78%	3%	$196,557
2012	$12.60	0.23	0.26	0.49	(0.23)	—	(0.23)	$12.86	4.04%	0.01%	1.86%	14%	$116,894
2011	$10.83	0.21	1.75	1.96	(0.19)	—	(0.19)	$12.60	18.10%	0.01%	1.71%	2%	$110,477
A Class
2016(4)	$16.54	0.21	(1.60)	(1.39)	(0.24)	(0.90)	(1.14)	$14.01	(8.78)%	0.45%(5)	2.77%(5)	6%	$269,814
2015	$16.19	0.31	0.80	1.11	(0.33)	(0.43)	(0.76)	$16.54	6.96%	0.45%	1.85%	23%	$306,435
2014	$14.89	0.34	1.43	1.77	(0.32)	(0.15)	(0.47)	$16.19	12.08%	0.45%	2.13%	4%	$283,598
2013	$12.82	0.18	2.17	2.35	(0.18)	(0.10)	(0.28)	$14.89	18.59%	0.45%	1.33%	3%	$231,054
2012	$12.56	0.18	0.26	0.44	(0.18)	—	(0.18)	$12.82	3.59%	0.46%	1.41%	14%	$147,197
2011	$10.80	0.15	1.75	1.90	(0.14)	—	(0.14)	$12.56	17.63%	0.46%	1.26%	2%	$104,426

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2016(4)	$16.51	0.16	(1.61)	(1.45)	(0.12)	(0.90)	(1.02)	$14.04	(9.13)%	1.20%(5)	2.02%(5)	6%	$2,685
2015	$16.15	0.16	0.83	0.99	(0.20)	(0.43)	(0.63)	$16.51	6.21%	1.20%	1.10%	23%	$2,459
2014	$14.86	0.20	1.44	1.64	(0.20)	(0.15)	(0.35)	$16.15	11.18%	1.20%	1.38%	4%	$1,993
2013	$12.79	0.10	2.15	2.25	(0.08)	(0.10)	(0.18)	$14.86	17.72%	1.20%	0.58%	3%	$1,220
2012	$12.53	0.08	0.27	0.35	(0.09)	—	(0.09)	$12.79	2.82%	1.21%	0.66%	14%	$633
2011	$10.78	0.03	1.77	1.80	(0.05)	—	(0.05)	$12.53	16.68%	1.21%	0.51%	2%	$363
R Class
2016(4)	$16.53	0.20	(1.61)	(1.41)	(0.20)	(0.90)	(1.10)	$14.02	(8.90)%	0.70%(5)	2.52%(5)	6%	$119,884
2015	$16.17	0.27	0.81	1.08	(0.29)	(0.43)	(0.72)	$16.53	6.75%	0.70%	1.60%	23%	$130,537
2014	$14.88	0.30	1.42	1.72	(0.28)	(0.15)	(0.43)	$16.17	11.73%	0.70%	1.88%	4%	$117,392
2013	$12.81	0.15	2.17	2.32	(0.15)	(0.10)	(0.25)	$14.88	18.30%	0.70%	1.08%	3%	$91,776
2012	$12.55	0.14	0.27	0.41	(0.15)	—	(0.15)	$12.81	3.33%	0.71%	1.16%	14%	$62,208
2011	$10.79	0.12	1.75	1.87	(0.11)	—	(0.11)	$12.55	17.35%	0.71%	1.01%	2%	$39,540

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Six months ended January 31, 2016 (unaudited).

(5)	Annualized.

(6)	Ratio was less than 0.005%.
See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2050 Portfolio
Investor Class
2016(4)	$13.20	0.19	(1.34)	(1.15)	(0.22)	(0.59)	(0.81)	$11.24	(9.03)%	0.20%(5)	3.05%(5)	5%	$252,935
2015	$12.85	0.28	0.66	0.94	(0.29)	(0.30)	(0.59)	$13.20	7.37%	0.20%	2.06%	21%	$268,548
2014	$11.77	0.29	1.17	1.46	(0.28)	(0.10)	(0.38)	$12.85	12.59%	0.20%	2.35%	4%	$214,823
2013	$10.07	0.16	1.77	1.93	(0.15)	(0.08)	(0.23)	$11.77	19.51%	0.20%	1.51%	4%	$115,834
2012	$9.88	0.14	0.21	0.35	(0.14)	(0.02)	(0.16)	$10.07	3.67%	0.21%	1.53%	12%	$48,553
2011	$8.45	0.13	1.42	1.55	(0.12)	—(6)	(0.12)	$9.88	18.35%	0.21%	1.37%	6%	$20,035
Institutional Class
2016(4)	$13.22	0.20	(1.34)	(1.14)	(0.24)	(0.59)	(0.83)	$11.25	(8.91)%	0.00%(5)(7)	3.25%(5)	5%	$298,195
2015	$12.87	0.28	0.68	0.96	(0.31)	(0.30)	(0.61)	$13.22	7.58%	0.00%(7)	2.26%	21%	$257,921
2014	$11.79	0.32	1.17	1.49	(0.31)	(0.10)	(0.41)	$12.87	12.79%	0.00%(7)	2.55%	4%	$135,635
2013	$10.09	0.19	1.76	1.95	(0.17)	(0.08)	(0.25)	$11.79	19.72%	0.00%(7)	1.71%	4%	$95,469
2012	$9.90	0.17	0.20	0.37	(0.16)	(0.02)	(0.18)	$10.09	3.87%	0.01%	1.73%	12%	$49,284
2011	$8.46	0.15	1.43	1.58	(0.14)	—(6)	(0.14)	$9.90	18.69%	0.01%	1.57%	6%	$30,796
A Class
2016(4)	$13.18	0.17	(1.33)	(1.16)	(0.19)	(0.59)	(0.78)	$11.24	(9.12)%	0.45%(5)	2.80%(5)	5%	$150,480
2015	$12.83	0.24	0.66	0.90	(0.25)	(0.30)	(0.55)	$13.18	7.11%	0.45%	1.81%	21%	$162,011
2014	$11.75	0.26	1.17	1.43	(0.25)	(0.10)	(0.35)	$12.83	12.32%	0.45%	2.10%	4%	$131,709
2013	$10.06	0.14	1.76	1.90	(0.13)	(0.08)	(0.21)	$11.75	19.13%	0.45%	1.26%	4%	$91,012
2012	$9.87	0.13	0.20	0.33	(0.12)	(0.02)	(0.14)	$10.06	3.41%	0.46%	1.28%	12%	$55,073
2011	$8.44	0.11	1.41	1.52	(0.09)	—(6)	(0.09)	$9.87	18.08%	0.46%	1.12%	6%	$29,685

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2016(4)	$13.15	0.13	(1.34)	(1.21)	(0.09)	(0.59)	(0.68)	$11.26	(9.46)%	1.20%(5)	2.05%(5)	5%	$1,798
2015	$12.80	0.15	0.65	0.80	(0.15)	(0.30)	(0.45)	$13.15	6.30%	1.20%	1.06%	21%	$2,197
2014	$11.73	0.19	1.14	1.33	(0.16)	(0.10)	(0.26)	$12.80	11.40%	1.20%	1.35%	4%	$1,983
2013	$10.04	0.06	1.76	1.82	(0.05)	(0.08)	(0.13)	$11.73	18.26%	1.20%	0.51%	4%	$1,748
2012	$9.85	0.05	0.21	0.26	(0.05)	(0.02)	(0.07)	$10.04	2.64%	1.21%	0.53%	12%	$530
2011	$8.42	0.05	1.40	1.45	(0.02)	—(6)	(0.02)	$9.85	17.23%	1.21%	0.37%	6%	$117
R Class
2016(4)	$13.16	0.16	(1.34)	(1.18)	(0.15)	(0.59)	(0.74)	$11.24	(9.21)%	0.70%(5)	2.55%(5)	5%	$59,694
2015	$12.81	0.21	0.66	0.87	(0.22)	(0.30)	(0.52)	$13.16	6.84%	0.70%	1.56%	21%	$62,763
2014	$11.74	0.23	1.16	1.39	(0.22)	(0.10)	(0.32)	$12.81	11.96%	0.70%	1.85%	4%	$47,771
2013	$10.05	0.11	1.76	1.87	(0.10)	(0.08)	(0.18)	$11.74	18.84%	0.70%	1.01%	4%	$32,896
2012	$9.86	0.10	0.21	0.31	(0.10)	(0.02)	(0.12)	$10.05	3.16%	0.71%	1.03%	12%	$15,933
2011	$8.43	0.09	1.41	1.50	(0.07)	—(6)	(0.07)	$9.86	17.80%	0.71%	0.87%	6%	$7,660

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Six months ended January 31, 2016 (unaudited).

(5)	Annualized.

(6)	Per-share amount was less than $0.005.

(7)	Ratio was less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2055 Portfolio
Investor Class
2016(4)	$13.72	0.20	(1.44)	(1.24)	(0.22)	(0.43)	(0.65)	$11.83	(9.33)%	0.20%(5)	3.13%(5)	4%	$67,546
2015	$13.22	0.27	0.72	0.99	(0.28)	(0.21)	(0.49)	$13.72	7.56%	0.20%	1.94%	24%	$66,163
2014	$12.02	0.30	1.24	1.54	(0.28)	(0.06)	(0.34)	$13.22	12.87%	0.20%	2.22%	8%	$33,357
2013	$10.19	0.15	1.85	2.00	(0.14)	(0.03)	(0.17)	$12.02	19.86%	0.20%	1.36%	13%	$14,959
2012	$9.92	0.12	0.25	0.37	(0.10)	—	(0.10)	$10.19	3.78%	0.20%	1.25%	44%	$3,920
2011(6)	$10.00	0.03	(0.11)	(0.08)	—	—	—	$9.92	(0.80)%	0.20%(5)	0.86%(5)	12%	$390
Institutional Class
2016(4)	$13.73	0.22	(1.45)	(1.23)	(0.24)	(0.43)	(0.67)	$11.83	(9.21)%	0.00%(5)(7)	3.33%(5)	4%	$120,707
2015	$13.23	0.28	0.74	1.02	(0.31)	(0.21)	(0.52)	$13.73	7.78%	0.00%(7)	2.14%	24%	$92,653
2014	$12.03	0.28	1.28	1.56	(0.30)	(0.06)	(0.36)	$13.23	13.09%	0.00%(7)	2.42%	8%	$43,147
2013	$10.20	0.18	1.84	2.02	(0.16)	(0.03)	(0.19)	$12.03	20.08%	0.00%(7)	1.56%	13%	$10,951
2012	$9.92	0.14	0.25	0.39	(0.11)	—	(0.11)	$10.20	4.04%	0.00%(7)	1.45%	44%	$3,939
2011(6)	$10.00	0.04	(0.12)	(0.08)	—	—	—	$9.92	(0.80)%	0.00%(5)(7)	1.06%(5)	12%	$379
A Class
2016(4)	$13.69	0.18	(1.44)	(1.26)	(0.18)	(0.43)	(0.61)	$11.82	(9.43)%	0.45%(5)	2.88%(5)	4%	$53,111
2015	$13.19	0.24	0.72	0.96	(0.25)	(0.21)	(0.46)	$13.69	7.31%	0.45%	1.69%	24%	$51,889
2014	$12.00	0.26	1.23	1.49	(0.24)	(0.06)	(0.30)	$13.19	12.52%	0.45%	1.97%	8%	$31,787
2013	$10.17	0.13	1.85	1.98	(0.12)	(0.03)	(0.15)	$12.00	19.59%	0.45%	1.11%	13%	$14,138
2012	$9.91	0.10	0.24	0.34	(0.08)	—	(0.08)	$10.17	3.49%	0.45%	1.00%	44%	$3,253
2011(6)	$10.00	0.02	(0.11)	(0.09)	—	—	—	$9.91	(0.90)%	0.45%(5)	0.61%(5)	12%	$21

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2016(4)	$13.64	0.14	(1.44)	(1.30)	(0.08)	(0.43)	(0.51)	$11.83	(9.71)%	1.20%(5)	2.13%(5)	4%	$579
2015	$13.14	0.14	0.71	0.85	(0.14)	(0.21)	(0.35)	$13.64	6.51%	1.20%	0.94%	24%	$557
2014	$11.95	0.17	1.23	1.40	(0.15)	(0.06)	(0.21)	$13.14	11.72%	1.20%	1.22%	8%	$428
2013	$10.13	0.05	1.84	1.89	(0.04)	(0.03)	(0.07)	$11.95	18.66%	1.20%	0.36%	13%	$215
2012	$9.88	0.02	0.26	0.28	(0.03)	—	(0.03)	$10.13	2.81%	1.20%	0.25%	44%	$87
2011(6)	$10.00	(0.01)	(0.11)	(0.12)	—	—	—	$9.88	(1.20)%	1.20%(5)	(0.14)%(5)	12%	$5
R Class
2016(4)	$13.69	0.17	(1.45)	(1.28)	(0.15)	(0.43)	(0.58)	$11.83	(9.58)%	0.70%(5)	2.63%(5)	4%	$26,680
2015	$13.18	0.21	0.72	0.93	(0.21)	(0.21)	(0.42)	$13.69	7.11%	0.70%	1.44%	24%	$24,867
2014	$11.99	0.23	1.23	1.46	(0.21)	(0.06)	(0.27)	$13.18	12.25%	0.70%	1.72%	8%	$13,999
2013	$10.16	0.09	1.86	1.95	(0.09)	(0.03)	(0.12)	$11.99	19.31%	0.70%	0.86%	13%	$6,983
2012	$9.90	0.06	0.26	0.32	(0.06)	—	(0.06)	$10.16	3.29%	0.70%	0.75%	44%	$1,108
2011(6)	$10.00	0.01	(0.11)	(0.10)	—	—	—	$9.90	(1.00)%	0.70%(5)	0.36%(5)	12%	$6

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Six months ended January 31, 2016 (unaudited).

(5)	Annualized.

(6)	March 31, 2011 (fund inception) through July 31, 2011.

(7)	Ratio was less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Period Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2060 Portfolio
Investor Class
2016(4)	$10.00	0.17	(0.28)	(0.11)	(0.12)	$9.77	(1.21)%	0.20%(5)	3.20%(5)	7%	$276
Institutional Class
2016(4)	$10.00	0.04	(0.15)	(0.11)	(0.12)	$9.77	(1.16)%	0.00%(5)(6)	3.40%(5)	7%	$731
A Class
2016(4)	$10.00	0.10	(0.22)	(0.12)	(0.11)	$9.77	(1.27)%	0.45%(5)	2.95%(5)	7%	$73
C Class
2016(4)	$10.00	0.10	(0.25)	(0.15)	(0.09)	$9.76	(1.56)%	1.20%(5)	2.20%(5)	7%	$25
R Class
2016(4)	$10.00	0.10	(0.24)	(0.14)	(0.10)	$9.76	(1.44)%	0.70%(5)	2.70%(5)	7%	$95

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	September 30, 2015 (fund inception) through January 31, 2016 (unaudited).

(5)	Annualized.

(6)	Ratio was less than 0.005%.

See Notes to Financial Statements.

Approval of Management Agreement

The Board of Directors of One Choice 2060 Portfolio (the “Fund”) unanimously approved the initial management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), new contracts for investment advisory services are required to be approved by a majority of a fund’s independent directors and to be evaluated on an annual basis thereafter.

In advance of the Board’s consideration, the Advisor provided information concerning the Fund. The materials circulated and the discussions held detailed the investment objective and strategy proposed to be utilized by the Advisor, the Fund’s characteristics and key attributes, the rationale for launching the Fund, the experience of those designated to manage the Fund, the proposed pricing, and the markets in which the Fund would be sold. The information considered and the discussions held included, but were not limited to:

•	the nature, extent, and quality of investment management, shareholder services, and other services to be provided to the Fund;

•	the wide range of other programs and services to be provided to the Fund and its shareholders on a routine and non-routine basis;

•	the Fund’s proposed investment objective and strategy, including a discussion of the Fund’s anticipated investment performance and proposed benchmark;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Fund’s service providers; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

The Fund invests its non-cash assets entirely in other American Century Investments funds. The Fund does not pay an investment advisory fee to the Advisor. Rather, the Fund pays the Advisor an administrative fee and indirectly bears its pro rata share of the expenses incurred by the underlying funds. Each underlying fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operating of the fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the fund’s independent directors (including their independent legal counsel), as well as expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board concluded that the administrative fee and other underlying fund expenses incurred by the Fund were reasonable in light of the services provided to the Fund.

When considering the approval of the management agreement for the Fund, the independent Directors considered the entrepreneurial risk that the Advisor assumes in launching a new fund. In particular, they considered the effect of the unified management fee structure and the fact that the Advisor will assume a substantial part of the start-up costs of the Fund and the risk that the Fund will not grow to a level that will become profitable to the Advisor.

The Board considered the position that the Fund would take in the lineup of the American Century Investments’ family of funds and the benefits to shareholders of existing funds of the broadened product offering. Finally, while not specifically discussed, but important in the decision to approve the management agreement, is the Directors’ familiarity with the Advisor. The Board oversees and evaluates on a continuous basis the nature and quality of all services the Advisor performs for other funds within the American Century Investments’ complex. As such, the Directors have confidence in the Advisor’s integrity and competence in providing services to the Fund.

The independent Directors considered all of the information provided by the Advisor and the independent Directors’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. The independent Directors concluded that the overall arrangements between the Fund and the Advisor, as provided in the management agreement, were fair and reasonable in light of the services to be provided and should be approved.

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds’ investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-2021. It is also available on the “About Us” page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s
website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds’ Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Services for the Deaf	711

American Century Asset Allocation Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-88417 1603

SEMIANNUAL REPORT	JANUARY 31, 2016

One Choice® In Retirement Portfolio R6

One Choice® 2020 Portfolio R6

One Choice® 2025 Portfolio R6

One Choice® 2030 Portfolio R6

One Choice® 2035 Portfolio R6

One Choice® 2040 Portfolio R6

One Choice® 2045 Portfolio R6

One Choice® 2050 Portfolio R6

One Choice® 2055 Portfolio R6

One Choice® 2060 Portfolio R6

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended January 31, 2016. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Concerns About China’s Growth and U.S. Central Bank Moves Triggered Market Volatility

Widespread concerns about global economic growth, especially in emerging markets, sparked sharp financial market volatility during the reporting period. China was the primary catalyst, where market-moving events included slowing economic growth, a stock market crash, currency devaluations, and massive monetary policy easing. These events sent shock waves through the global markets last August and reignited in January, triggering sell-offs in riskier assets such as stocks and high-yield bonds, and a plunge in commodity prices, most notably oil. Last summer’s market volatility convinced the U.S. Federal Reserve (the Fed) to postpone any long-awaited interest rate hikes until the end of 2015.

The Fed’s decision to delay raising interest rates, along with further monetary policy easing by other major central banks, helped stabilize market conditions briefly. But heightened geopolitical unrest, further signs of global economic deceleration, continued oil price erosion, and the Fed’s decision to finally raise interest rates in December put further pressure on riskier assets as 2015 ended and 2016 began. The U.S. dollar advanced against other major currencies for the six-month period as U.S. investment instruments generally outperformed their non-U.S. counterparts. In the U.S. stock market, relatively defensive sectors such as utilities, real estate investment trusts (REITs), and large-cap growth stocks performed best. In the U.S. bond market, high-quality sectors including municipal and Treasury securities were market leaders.

We expect China’s growth, oil issues, central bank policies, and the U.S. presidential election campaign to command the markets’ attention in coming months, accompanied by further volatility. Contractions are part of normal, cyclical market behavior, and could present both challenges and opportunities for active investment managers. Market volatility also underlines the importance of risk awareness and assessment. In this environment, we continue to believe in a disciplined, diversified, risk-aware investment approach, using professionally managed portfolios to meet financial goals. We appreciate your trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of January 31, 2016
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	Since Inception	Inception Date
One Choice In Retirement Portfolio R6 — R6 Class	ARDTX	-4.88%	-3.03%	2.91%	7/31/13
S&P Target Date Retirement Income Index	—	-2.65%	-1.74%	2.68%	—
One Choice 2020 Portfolio R6 — R6 Class	ARBDX	-5.29%	-3.25%	3.19%	7/31/13
S&P Target Date To 2020 Index	—	-4.80%	-2.51%	2.89%	—
One Choice 2025 Portfolio R6 — R6 Class	ARWDX	-5.83%	-3.58%	3.45%	7/31/13
S&P Target Date To 2025 Index	—	-5.65%	-2.80%	2.97%	—
One Choice 2030 Portfolio R6 — R6 Class	ARCUX	-6.51%	-3.77%	3.66%	7/31/13
S&P Target Date To 2030 Index	—	-6.41%	-3.07%	3.04%	—
One Choice 2035 Portfolio R6 — R6 Class	ARLDX	-7.17%	-3.96%	3.94%	7/31/13
S&P Target Date To 2035 Index	—	-7.19%	-3.44%	3.08%	—
One Choice 2040 Portfolio R6 — R6 Class	ARDUX	-7.81%	-4.30%	4.17%	7/31/13
S&P Target Date To 2040 Index	—	-7.76%	-3.65%	3.13%	—
One Choice 2045 Portfolio R6 — R6 Class	ARDOX	-8.54%	-4.66%	4.24%	7/31/13
S&P Target Date To 2045 Index	—	-8.24%	-3.82%	3.18%	—
One Choice 2050 Portfolio R6 — R6 Class	ARFEX	-8.85%	-4.91%	4.21%	7/31/13
S&P Target Date To 2050 Index	—	-8.66%	-3.96%	3.23%	—
One Choice 2055 Portfolio R6 — R6 Class	AREUX	-9.08%	-5.04%	4.29%	7/31/13
S&P Target Date To 2055+ Index	—	-9.03%	-4.04%	3.31%	—
One Choice 2060 Portfolio R6 — R6 Class	ARGDX	—	—	-1.17%(1)	9/30/15
S&P Target Date To 2055+ Index	—	—	—	-0.64%(1)	—

(1)	Total returns for periods less than one year are not annualized.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown.
Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-6488 or visit ipro.americancentury.com. For additional information about the funds, please consult the prospectus.

3

Total Annual Fund Operating Expenses
One Choice In Retirement Portfolio R6 — R6 Class	0.54%
One Choice 2020 Portfolio R6 — R6 Class	0.53%
One Choice 2025 Portfolio R6 — R6 Class	0.56%
One Choice 2030 Portfolio R6 — R6 Class	0.58%
One Choice 2035 Portfolio R6 — R6 Class	0.59%
One Choice 2040 Portfolio R6 — R6 Class	0.62%
One Choice 2045 Portfolio R6 — R6 Class	0.65%
One Choice 2050 Portfolio R6 — R6 Class	0.66%
One Choice 2055 Portfolio R6 — R6 Class	0.67%
One Choice 2060 Portfolio R6 — R6 Class	0.69%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown.
Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-6488 or visit ipro.americancentury.com. For additional information about the funds, please consult the prospectus.

4

Portfolio Characteristics

Underlying Fund Allocations(1) as a % of net assets as of January 31, 2016
	One Choice In Retirement Portfolio R6	One Choice 2020 Portfolio R6	One Choice 2025 Portfolio R6	One Choice 2030 Portfolio R6	One Choice 2035 Portfolio R6
Equity
NT Core Equity Plus Fund	3.0%	3.0%	3.0%	3.0%	3.3%
NT Disciplined Growth Fund	1.5%	1.8%	2.2%	2.5%	2.9%
NT Equity Growth Fund	10.1%	9.9%	9.5%	9.3%	9.3%
NT Growth Fund	4.6%	5.3%	6.1%	7.2%	8.8%
NT Heritage Fund	2.3%	3.0%	4.1%	4.4%	4.8%
NT Large Company Value Fund	9.6%	9.6%	9.9%	10.3%	10.6%
NT Mid Cap Value Fund	4.6%	5.1%	5.8%	6.1%	6.1%
NT Small Company Fund	2.0%	1.8%	1.8%	2.3%	3.1%
NT Emerging Markets Fund	—	1.0%	2.0%	2.7%	3.2%
NT Global Real Estate Fund	1.0%	1.2%	1.5%	1.7%	2.0%
NT International Growth Fund	4.5%	4.8%	4.9%	5.6%	6.4%
NT International Small-Mid Cap Fund	—	0.2%	0.6%	0.9%	1.2%
NT International Value Fund	2.3%	2.8%	3.4%	4.0%	4.6%
Total Equity	45.5%	49.5%	54.8%	60.0%	66.3%
Fixed Income
High-Yield Fund	3.8%	3.7%	3.5%	3.2%	2.9%
Inflation-Adjusted Bond Fund	1.5%	2.6%	3.8%	4.8%	5.3%
NT Diversified Bond Fund	21.4%	20.6%	19.6%	17.7%	15.2%
Short Duration Inflation Protection Bond Fund	6.0%	4.8%	3.1%	1.7%	0.4%
Global Bond Fund	7.0%	6.4%	5.8%	5.2%	4.6%
International Bond Fund	4.9%	4.5%	4.0%	2.4%	0.4%
Total Fixed Income	44.6%	42.6%	39.8%	35.0%	28.8%
U.S. Government Money Market Fund	9.9%	7.9%	5.4%	5.0%	4.9%
Other Assets and Liabilities	—(2)	—(2)	—(2)	—(2)	—(2)

(1)
Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Disciplined Growth Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for U.S. Government Money Market Fund.

(2)	Category is less than 0.05% of total net assets.

5

Underlying Fund Allocations(1) as a % of net assets as of January 31, 2016
	One Choice 2040 Portfolio R6	One Choice 2045 Portfolio R6	One Choice 2050 Portfolio R6	One Choice 2055 Portfolio R6	One Choice 2060 Portfolio R6
Equity
NT Core Equity Plus Fund	3.5%	4.0%	4.5%	4.5%	4.5%
NT Disciplined Growth Fund	3.1%	3.3%	3.3%	3.5%	3.5%
NT Equity Growth Fund	9.8%	10.3%	10.3%	10.7%	10.8%
NT Growth Fund	9.6%	10.4%	10.7%	11.0%	11.0%
NT Heritage Fund	5.4%	6.4%	6.6%	6.7%	6.8%
NT Large Company Value Fund	11.8%	13.2%	13.7%	14.3%	14.3%
NT Mid Cap Value Fund	6.4%	7.0%	6.9%	6.9%	6.8%
NT Small Company Fund	3.2%	3.0%	3.3%	3.8%	4.0%
NT Emerging Markets Fund	4.3%	5.1%	5.9%	6.6%	6.6%
NT Global Real Estate Fund	2.2%	2.4%	2.7%	2.9%	3.0%
NT International Growth Fund	6.6%	6.8%	6.6%	6.0%	6.0%
NT International Small-Mid Cap Fund	1.5%	1.8%	2.1%	2.4%	2.5%
NT International Value Fund	4.9%	5.1%	5.3%	5.5%	5.5%
Total Equity	72.3%	78.8%	81.9%	84.8%	85.3%
Fixed Income
High-Yield Fund	2.4%	2.0%	1.7%	1.5%	1.5%
Inflation-Adjusted Bond Fund	5.0%	4.1%	3.6%	3.0%	2.9%
NT Diversified Bond Fund	13.1%	10.8%	9.4%	7.6%	7.4%
Global Bond Fund	4.2%	3.8%	3.4%	3.1%	2.9%
Total Fixed Income	24.7%	20.7%	18.1%	15.2%	14.7%
U.S. Government Money Market Fund	3.0%	0.5%	—	—	—
Other Assets and Liabilities	—(2)	—(2)	—(2)	—	—(2)

(1)
Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Disciplined Growth Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for U.S. Government Money Market Fund.

(2)	Category is less than 0.05% of total net assets.

6

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds. As a shareholder in the underlying American Century Investments funds, your fund will indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not included in the fund’s annualized expense ratio or the expenses paid during the period. These expenses are, however, included in the effective expenses paid during the period.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2015 to January 31, 2016 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

7

	Beginning Account Value 8/1/15	Ending Account Value 1/31/16	Expenses Paid During Period(1)8/1/15 - 1/31/16	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2)8/1/15 - 1/31/16	Effective Annualized Expense Ratio(2)
One Choice In Retirement Portfolio R6
Actual
R6 Class	$1,000	$951.20	$0.00	0.00%(3)	$2.55	0.52%
Hypothetical
R6 Class	$1,000	$1,025.14	$0.00	0.00%(3)	$2.64	0.52%
One Choice 2020 Portfolio R6
Actual
R6 Class	$1,000	$947.10	$0.00	0.00%(3)	$2.69	0.55%
Hypothetical
R6 Class	$1,000	$1,025.14	$0.00	0.00%(3)	$2.80	0.55%
One Choice 2025 Portfolio R6
Actual
R6 Class	$1,000	$941.70	$0.00	0.00%(3)	$2.83	0.58%
Hypothetical
R6 Class	$1,000	$1,025.14	$0.00	0.00%(3)	$2.95	0.58%
One Choice 2030 Portfolio R6
Actual
R6 Class	$1,000	$934.90	$0.00	0.00%(3)	$2.87	0.59%
Hypothetical
R6 Class	$1,000	$1,025.14	$0.00	0.00%(3)	$3.00	0.59%
One Choice 2035 Portfolio R6
Actual
R6 Class	$1,000	$928.30	$0.00	0.00%(3)	$3.01	0.62%
Hypothetical
R6 Class	$1,000	$1,025.14	$0.00	0.00%(3)	$3.15	0.62%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class's annualized expense ratio.

(2)
Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class's annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period.

(3)	Other expenses, which include directors' fees and expenses, did not exceed 0.005%.

8

	Beginning Account Value 8/1/15	Ending Account Value 1/31/16	Expenses Paid During Period(1)8/1/15 - 1/31/16	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2)8/1/15 - 1/31/16	Effective Annualized Expense Ratio(2)
One Choice 2040 Portfolio R6
Actual
R6 Class	$1,000	$921.90	$0.00	0.00%(3)	$3.09	0.64%
Hypothetical
R6 Class	$1,000	$1,025.14	$0.00	0.00%(3)	$3.25	0.64%
One Choice 2045 Portfolio R6
Actual
R6 Class	$1,000	$914.60	$0.00	0.00%(3)	$3.27	0.68%
Hypothetical
R6 Class	$1,000	$1,025.14	$0.00	0.00%(3)	$3.46	0.68%
One Choice 2050 Portfolio R6
Actual
R6 Class	$1,000	$911.50	$0.00	0.00%(3)	$3.32	0.69%
Hypothetical
R6 Class	$1,000	$1,025.14	$0.00	0.00%(3)	$3.51	0.69%
One Choice 2055 Portfolio R6
Actual
R6 Class	$1,000	$909.20	$0.00	0.00%(3)	$3.36	0.70%
Hypothetical
R6 Class	$1,000	$1,025.14	$0.00	0.00%(3)	$3.56	0.70%
One Choice 2060 Portfolio R6
Actual
R6 Class	$1,000	$988.30(4)	$0.00(5)	0.00%(3)	$2.32(5)	0.69%
Hypothetical
R6 Class	$1,000	$1,025.14(6)	$0.00(6)	0.00%(3)	$3.51(6)	0.69%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class's annualized expense ratio.

(2)
Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class's annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period.

(3)	Other expenses, which include directors' fees and expenses, did not exceed 0.005%.

(4)	Ending account value based on actual return from September 30, 2015 (fund inception) through January 31, 2016.

(5)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 124, the number of days in the period from September 30, 2015 (fund inception) through January 31, 2016, divided by 366, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(6)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class's annualized expense ratio listed in the table above.

9

Schedules of Investments

JANUARY 31, 2016 (UNAUDITED)

One Choice In Retirement Portfolio R6

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 37.7%
NT Core Equity Plus Fund Institutional Class	258,360	$3,203,666
NT Disciplined Growth Fund Institutional Class	178,473	1,597,331
NT Equity Growth Fund Institutional Class	1,021,066	10,690,560
NT Growth Fund R6 Class	356,954	4,801,029
NT Heritage Fund R6 Class	211,603	2,395,350
NT Large Company Value Fund R6 Class	1,023,145	10,170,058
NT Mid Cap Value Fund R6 Class	441,211	4,831,257
NT Small Company Fund Institutional Class	276,683	2,155,362
		39,844,613
Domestic Fixed Income Funds — 32.7%
High-Yield Fund R6 Class	771,728	3,982,117
Inflation-Adjusted Bond Fund Institutional Class	137,938	1,573,878
NT Diversified Bond Fund R6 Class	2,110,276	22,601,059
Short Duration Inflation Protection Bond Fund R6 Class	633,452	6,378,861
		34,535,915
International Fixed Income Funds — 11.9%
Global Bond Fund R6 Class	742,517	7,328,642
International Bond Fund R6 Class	433,785	5,188,068
		12,516,710
Money Market Funds — 9.9%
U.S. Government Money Market Fund Investor Class	10,433,016	10,433,016
International Equity Funds — 7.8%
NT Global Real Estate Fund R6 Class	120,018	1,066,964
NT International Growth Fund R6 Class	493,196	4,808,659
NT International Value Fund R6 Class	291,154	2,399,110
		8,274,733
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $112,631,906)		105,604,987
OTHER ASSETS AND LIABILITIES†		(2)
TOTAL NET ASSETS — 100.0%		$105,604,985

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

10

JANUARY 31, 2016 (UNAUDITED)

One Choice 2020 Portfolio R6

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 39.5%
NT Core Equity Plus Fund Institutional Class	357,289	$4,430,384
NT Disciplined Growth Fund Institutional Class	297,464	2,662,302
NT Equity Growth Fund Institutional Class	1,379,013	14,438,266
NT Growth Fund R6 Class	572,114	7,694,939
NT Heritage Fund R6 Class	382,936	4,334,830
NT Large Company Value Fund R6 Class	1,417,215	14,087,117
NT Mid Cap Value Fund R6 Class	679,821	7,444,045
NT Small Company Fund Institutional Class	344,417	2,683,009
		57,774,892
Domestic Fixed Income Funds — 31.7%
High-Yield Fund R6 Class	1,043,003	5,381,894
Inflation-Adjusted Bond Fund Institutional Class	332,014	3,788,276
NT Diversified Bond Fund R6 Class	2,822,074	30,224,412
Short Duration Inflation Protection Bond Fund R6 Class	690,941	6,957,774
		46,352,356
International Fixed Income Funds — 10.9%
Global Bond Fund R6 Class	954,793	9,423,803
International Bond Fund R6 Class	553,709	6,622,358
		16,046,161
International Equity Funds — 10.0%
NT Emerging Markets Fund R6 Class	166,445	1,499,668
NT Global Real Estate Fund R6 Class	199,115	1,770,131
NT International Growth Fund R6 Class	715,124	6,972,456
NT International Small-Mid Cap Fund R6 Class	37,581	365,662
NT International Value Fund R6 Class	491,237	4,047,792
		14,655,709
Money Market Funds — 7.9%
U.S. Government Money Market Fund Investor Class	11,552,296	11,552,296
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $157,529,702)		146,381,414
OTHER ASSETS AND LIABILITIES†		(2)
TOTAL NET ASSETS — 100.0%		$146,381,412

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

11

JANUARY 31, 2016 (UNAUDITED)

One Choice 2025 Portfolio R6

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 42.4%
NT Core Equity Plus Fund Institutional Class	383,135	$4,750,872
NT Disciplined Growth Fund Institutional Class	384,273	3,439,244
NT Equity Growth Fund Institutional Class	1,420,556	14,873,219
NT Growth Fund R6 Class	704,257	9,472,250
NT Heritage Fund R6 Class	565,912	6,406,124
NT Large Company Value Fund R6 Class	1,554,076	15,447,517
NT Mid Cap Value Fund R6 Class	834,558	9,138,410
NT Small Company Fund Institutional Class	368,051	2,867,121
		66,394,757
Domestic Fixed Income Funds — 30.0%
High-Yield Fund R6 Class	1,051,757	5,427,066
Inflation-Adjusted Bond Fund Institutional Class	516,680	5,895,324
NT Diversified Bond Fund R6 Class	2,866,808	30,703,517
Short Duration Inflation Protection Bond Fund R6 Class	491,798	4,952,401
		46,978,308
International Equity Funds — 12.4%
NT Emerging Markets Fund R6 Class	354,285	3,192,104
NT Global Real Estate Fund R6 Class	257,582	2,289,902
NT International Growth Fund R6 Class	791,728	7,719,349
NT International Small-Mid Cap Fund R6 Class	90,829	883,762
NT International Value Fund R6 Class	646,913	5,330,567
		19,415,684
International Fixed Income Funds — 9.8%
Global Bond Fund R6 Class	923,973	9,119,612
International Bond Fund R6 Class	526,436	6,296,171
		15,415,783
Money Market Funds — 5.4%
U.S. Government Money Market Fund Investor Class	8,495,753	8,495,753
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $169,236,638)		156,700,285
OTHER ASSETS AND LIABILITIES†		(2)
TOTAL NET ASSETS — 100.0%		$156,700,283

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

12

JANUARY 31, 2016 (UNAUDITED)

One Choice 2030 Portfolio R6

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 45.1%
NT Core Equity Plus Fund Institutional Class	371,194	$4,602,800
NT Disciplined Growth Fund Institutional Class	435,001	3,893,257
NT Equity Growth Fund Institutional Class	1,360,251	14,241,824
NT Growth Fund R6 Class	822,967	11,068,900
NT Heritage Fund R6 Class	587,353	6,648,836
NT Large Company Value Fund R6 Class	1,590,081	15,805,400
NT Mid Cap Value Fund R6 Class	847,424	9,279,295
NT Small Company Fund Institutional Class	454,796	3,542,860
		69,083,172
Domestic Fixed Income Funds — 27.4%
High-Yield Fund R6 Class	952,239	4,913,551
Inflation-Adjusted Bond Fund Institutional Class	638,541	7,285,755
NT Diversified Bond Fund R6 Class	2,521,796	27,008,439
Short Duration Inflation Protection Bond Fund R6 Class	266,175	2,680,381
		41,888,126
International Equity Funds — 14.9%
NT Emerging Markets Fund R6 Class	454,474	4,094,810
NT Global Real Estate Fund R6 Class	291,147	2,588,301
NT International Growth Fund R6 Class	882,697	8,606,294
NT International Small-Mid Cap Fund R6 Class	136,173	1,324,964
NT International Value Fund R6 Class	742,769	6,120,413
		22,734,782
International Fixed Income Funds — 7.6%
Global Bond Fund R6 Class	813,246	8,026,742
International Bond Fund R6 Class	306,039	3,660,228
		11,686,970
Money Market Funds — 5.0%
U.S. Government Money Market Fund Investor Class	7,603,221	7,603,221
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $166,536,938)		152,996,271
OTHER ASSETS AND LIABILITIES†		(2)
TOTAL NET ASSETS — 100.0%		$152,996,269

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

13

JANUARY 31, 2016 (UNAUDITED)

One Choice 2035 Portfolio R6

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 48.9%
NT Core Equity Plus Fund Institutional Class	310,152	$3,845,880
NT Disciplined Growth Fund Institutional Class	385,861	3,453,455
NT Equity Growth Fund Institutional Class	1,046,085	10,952,506
NT Growth Fund R6 Class	774,950	10,423,071
NT Heritage Fund R6 Class	497,370	5,630,228
NT Large Company Value Fund R6 Class	1,252,522	12,450,067
NT Mid Cap Value Fund R6 Class	651,064	7,129,148
NT Small Company Fund Institutional Class	466,035	3,630,415
		57,514,770
Domestic Fixed Income Funds — 23.8%
High-Yield Fund R6 Class	650,937	3,358,834
Inflation-Adjusted Bond Fund Institutional Class	544,121	6,208,422
NT Diversified Bond Fund R6 Class	1,674,956	17,938,783
Short Duration Inflation Protection Bond Fund R6 Class	52,380	527,466
		28,033,505
International Equity Funds — 17.4%
NT Emerging Markets Fund R6 Class	416,610	3,753,660
NT Global Real Estate Fund R6 Class	258,481	2,297,895
NT International Growth Fund R6 Class	774,263	7,549,065
NT International Small-Mid Cap Fund R6 Class	143,740	1,398,588
NT International Value Fund R6 Class	662,534	5,459,284
		20,458,492
International Fixed Income Funds — 5.0%
Global Bond Fund R6 Class	549,218	5,420,784
International Bond Fund R6 Class	39,035	466,854
		5,887,638
Money Market Funds — 4.9%
U.S. Government Money Market Fund Investor Class	5,794,103	5,794,103
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $128,597,633)		117,688,508
OTHER ASSETS AND LIABILITIES†		(1)
TOTAL NET ASSETS — 100.0%		$117,688,507

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

14

JANUARY 31, 2016 (UNAUDITED)

One Choice 2040 Portfolio R6

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 52.8%
NT Core Equity Plus Fund Institutional Class	275,827	$3,420,260
NT Disciplined Growth Fund Institutional Class	336,978	3,015,951
NT Equity Growth Fund Institutional Class	912,333	9,552,122
NT Growth Fund R6 Class	700,697	9,424,371
NT Heritage Fund R6 Class	470,835	5,329,849
NT Large Company Value Fund R6 Class	1,155,065	11,481,344
NT Mid Cap Value Fund R6 Class	571,688	6,259,986
NT Small Company Fund Institutional Class	397,303	3,094,988
		51,578,871
Domestic Fixed Income Funds — 20.5%
High-Yield Fund R6 Class	455,623	2,351,013
Inflation-Adjusted Bond Fund Institutional Class	429,612	4,901,874
NT Diversified Bond Fund R6 Class	1,187,765	12,720,969
		19,973,856
International Equity Funds — 19.5%
NT Emerging Markets Fund R6 Class	466,311	4,201,466
NT Global Real Estate Fund R6 Class	240,426	2,137,386
NT International Growth Fund R6 Class	667,350	6,506,667
NT International Small-Mid Cap Fund R6 Class	149,156	1,451,292
NT International Value Fund R6 Class	579,498	4,775,064
		19,071,875
International Fixed Income Funds — 4.2%
Global Bond Fund R6 Class	415,557	4,101,544
Money Market Funds — 3.0%
U.S. Government Money Market Fund Investor Class	2,900,056	2,900,056
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $107,475,567)		97,626,202
OTHER ASSETS AND LIABILITIES†		(1)
TOTAL NET ASSETS — 100.0%		$97,626,201

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

15

JANUARY 31, 2016 (UNAUDITED)

One Choice 2045 Portfolio R6

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 57.6%
NT Core Equity Plus Fund Institutional Class	259,611	$3,219,174
NT Disciplined Growth Fund Institutional Class	289,324	2,589,445
NT Equity Growth Fund Institutional Class	787,413	8,244,211
NT Growth Fund R6 Class	620,561	8,346,551
NT Heritage Fund R6 Class	453,854	5,137,632
NT Large Company Value Fund R6 Class	1,062,265	10,558,912
NT Mid Cap Value Fund R6 Class	511,616	5,602,197
NT Small Company Fund Institutional Class	311,725	2,428,335
		46,126,457
International Equity Funds — 21.2%
NT Emerging Markets Fund R6 Class	453,092	4,082,356
NT Global Real Estate Fund R6 Class	221,140	1,965,931
NT International Growth Fund R6 Class	559,070	5,450,930
NT International Small-Mid Cap Fund R6 Class	149,239	1,452,094
NT International Value Fund R6 Class	495,113	4,079,728
		17,031,039
Domestic Fixed Income Funds — 16.9%
High-Yield Fund R6 Class	312,837	1,614,239
Inflation-Adjusted Bond Fund Institutional Class	286,743	3,271,743
NT Diversified Bond Fund R6 Class	810,255	8,677,826
		13,563,808
International Fixed Income Funds — 3.8%
Global Bond Fund R6 Class	305,802	3,018,264
Money Market Funds — 0.5%
U.S. Government Money Market Fund Investor Class	390,540	390,540
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $88,467,645)		80,130,108
OTHER ASSETS AND LIABILITIES†		(1)
TOTAL NET ASSETS — 100.0%		$80,130,107

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

16

JANUARY 31, 2016 (UNAUDITED)

One Choice 2050 Portfolio R6

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 59.3%
NT Core Equity Plus Fund Institutional Class	191,159	$2,370,365
NT Disciplined Growth Fund Institutional Class	196,035	1,754,515
NT Equity Growth Fund Institutional Class	516,840	5,411,315
NT Growth Fund R6 Class	420,549	5,656,391
NT Heritage Fund R6 Class	306,370	3,468,103
NT Large Company Value Fund R6 Class	727,990	7,236,220
NT Mid Cap Value Fund R6 Class	334,151	3,658,956
NT Small Company Fund Institutional Class	220,589	1,718,392
		31,274,257
International Equity Funds — 22.6%
NT Emerging Markets Fund R6 Class	342,918	3,089,694
NT Global Real Estate Fund R6 Class	158,964	1,413,188
NT International Growth Fund R6 Class	359,482	3,504,946
NT International Small-Mid Cap Fund R6 Class	114,299	1,112,128
NT International Value Fund R6 Class	336,608	2,773,648
		11,893,604
Domestic Fixed Income Funds — 14.7%
High-Yield Fund R6 Class	179,586	926,663
Inflation-Adjusted Bond Fund Institutional Class	166,187	1,896,195
NT Diversified Bond Fund R6 Class	462,251	4,950,706
		7,773,564
International Fixed Income Funds — 3.4%
Global Bond Fund R6 Class	183,392	1,810,083
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $58,847,228)		52,751,508
OTHER ASSETS AND LIABILITIES†		(1)
TOTAL NET ASSETS — 100.0%		$52,751,507

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

17

JANUARY 31, 2016 (UNAUDITED)

One Choice 2055 Portfolio R6

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 61.4%
NT Core Equity Plus Fund Institutional Class	92,937	$1,152,418
NT Disciplined Growth Fund Institutional Class	99,053	886,526
NT Equity Growth Fund Institutional Class	263,473	2,758,557
NT Growth Fund R6 Class	210,649	2,833,224
NT Heritage Fund R6 Class	153,010	1,732,076
NT Large Company Value Fund R6 Class	368,318	3,661,083
NT Mid Cap Value Fund R6 Class	161,250	1,765,684
NT Small Company Fund Institutional Class	123,895	965,145
		15,754,713
International Equity Funds — 23.4%
NT Emerging Markets Fund R6 Class	187,547	1,689,795
NT Global Real Estate Fund R6 Class	84,541	751,566
NT International Growth Fund R6 Class	158,362	1,544,033
NT International Small-Mid Cap Fund R6 Class	63,976	622,483
NT International Value Fund R6 Class	169,115	1,393,507
		6,001,384
Domestic Fixed Income Funds — 12.1%
High-Yield Fund R6 Class	73,066	377,022
Inflation-Adjusted Bond Fund Institutional Class	67,160	766,290
NT Diversified Bond Fund R6 Class	183,533	1,965,634
		3,108,946
International Fixed Income Funds — 3.1%
Global Bond Fund R6 Class	79,398	783,662
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $28,549,747)		25,648,705
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$25,648,705

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

18

JANUARY 31, 2016 (UNAUDITED)

One Choice 2060 Portfolio R6

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 61.7%
NT Core Equity Plus Fund Institutional Class	110	$1,362
NT Disciplined Growth Fund Institutional Class	118	1,055
NT Equity Growth Fund Institutional Class	311	3,251
NT Growth Fund R6 Class	247	3,320
NT Heritage Fund R6 Class	180	2,041
NT Large Company Value Fund R6 Class	434	4,317
NT Mid Cap Value Fund R6 Class	187	2,049
NT Small Company Fund Institutional Class	156	1,217
		18,612
International Equity Funds — 23.6%
NT Emerging Markets Fund R6 Class	221	1,994
NT Global Real Estate Fund R6 Class	102	904
NT International Growth Fund R6 Class	186	1,814
NT International Small-Mid Cap Fund R6 Class	78	760
NT International Value Fund R6 Class	200	1,651
		7,123
Domestic Fixed Income Funds — 11.8%
High-Yield Fund R6 Class	85	439
Inflation-Adjusted Bond Fund Institutional Class	78	889
NT Diversified Bond Fund R6 Class	207	2,222
		3,550
International Fixed Income Funds — 2.9%
Global Bond Fund R6 Class	90	889
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $31,598)		30,174
OTHER ASSETS AND LIABILITIES†		14
TOTAL NET ASSETS — 100.0%		$30,188

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

19

Statements of Assets and Liabilities

JANUARY 31, 2016 (UNAUDITED)
	One Choice In Retirement Portfolio R6	One Choice 2020 Portfolio R6	One Choice 2025 Portfolio R6
Assets
Investment securities in affiliates, at value (cost of $112,631,906, $157,529,702 and $169,236,638, respectively)	$105,604,987	$146,381,414	$156,700,285
Receivable for investments sold	306,623	206,600	—
Receivable for capital shares sold	119,301	357,487	809,763
Distributions receivable from affiliates	57,413	75,650	75,781
	106,088,324	147,021,151	157,585,829

Liabilities
Payable for investments purchased	57,415	75,652	885,399
Payable for capital shares redeemed	425,924	564,087	147
	483,339	639,739	885,546

Net Assets	$105,604,985	$146,381,412	$156,700,283

R6 Class Capital Shares, $0.01 Par Value
Shares outstanding	10,734,488	14,585,252	15,473,009

Net Asset Value Per Share	$9.84	$10.04	$10.13

Net Assets Consist of:
Capital (par value and paid-in surplus)	$111,746,652	$155,557,617	$166,833,054
Undistributed net investment income	83,118	84,964	99,424
Undistributed net realized gain	802,134	1,887,119	2,304,158
Net unrealized depreciation	(7,026,919)	(11,148,288)	(12,536,353)
	$105,604,985	$146,381,412	$156,700,283

See Notes to Financial Statements.

20

JANUARY 31, 2016 (UNAUDITED)
	One Choice 2030 Portfolio R6	One Choice 2035 Portfolio R6	One Choice 2040 Portfolio R6
Assets
Investment securities in affiliates, at value (cost of $166,536,938, $128,597,633 and $107,475,567, respectively)	$152,996,271	$117,688,508	$97,626,202
Receivable for capital shares sold	581,030	476,050	277,727
Distributions receivable from affiliates	67,759	45,493	32,361
	153,645,060	118,210,051	97,936,290

Liabilities
Payable for investments purchased	529,977	521,463	240,201
Payable for capital shares redeemed	118,814	81	69,888
	648,791	521,544	310,089

Net Assets	$152,996,269	$117,688,507	$97,626,201

R6 Class Capital Shares, $0.01 Par Value
Shares outstanding	15,077,832	11,572,835	9,604,099

Net Asset Value Per Share	$10.15	$10.17	$10.17

Net Assets Consist of:
Capital (par value and paid-in surplus)	$163,771,264	$126,431,858	$105,581,398
Undistributed net investment income	74,404	62,298	41,725
Undistributed net realized gain	2,691,268	2,103,476	1,852,443
Net unrealized depreciation	(13,540,667)	(10,909,125)	(9,849,365)
	$152,996,269	$117,688,507	$97,626,201

See Notes to Financial Statements.

21

JANUARY 31, 2016 (UNAUDITED)
	One Choice 2045 Portfolio R6	One Choice 2050 Portfolio R6	One Choice 2055 Portfolio R6
Assets
Investment securities in affiliates, at value (cost of $88,467,645, $58,847,228 and $28,549,747, respectively)	$80,130,108	$52,751,508	$25,648,705
Receivable for capital shares sold	452,861	145,545	76,539
Distributions receivable from affiliates	21,608	12,552	5,007
	80,604,577	52,909,605	25,730,251

Liabilities
Payable for investments purchased	474,444	142,274	76,681
Payable for capital shares redeemed	26	15,824	4,865
	474,470	158,098	81,546

Net Assets	$80,130,107	$52,751,507	$25,648,705

R6 Class Capital Shares, $0.01 Par Value
Shares outstanding	7,893,281	5,218,233	2,503,305

Net Asset Value Per Share	$10.15	$10.11	$10.25

Net Assets Consist of:
Capital (par value and paid-in surplus)	$86,823,444	$57,525,117	$27,944,257
Undistributed net investment income	25,373	13,633	5,298
Undistributed net realized gain	1,618,827	1,308,477	600,192
Net unrealized depreciation	(8,337,537)	(6,095,720)	(2,901,042)
	$80,130,107	$52,751,507	$25,648,705

See Notes to Financial Statements.

22

JANUARY 31, 2016 (UNAUDITED)
One Choice 2060 Portfolio R6
Assets
Investment securities in affiliates, at value (cost of $31,598)	$30,174
Cash	8
Receivable for capital shares sold	582
Distributions receivable from affiliates	5
30,769

Liabilities
Payable for investments purchased	581

Net Assets	$30,188

R6 Class Capital Shares, $0.01 Par Value
Shares outstanding	3,098

Net Asset Value Per Share	$9.74

Net Assets Consist of:
Capital (par value and paid-in surplus)	$30,685
Undistributed net investment income	5
Undistributed net realized gain	922
Net unrealized depreciation	(1,424)
$30,188

See Notes to Financial Statements.

23

Statements of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2016 (UNAUDITED)
	One Choice In Retirement Portfolio R6	One Choice 2020 Portfolio R6	One Choice 2025 Portfolio R6
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$1,299,638	$1,884,914	$2,028,937

Expenses:
Directors' fees and expenses	1,668	2,430	2,509

Net investment income (loss)	1,297,970	1,882,484	2,026,428

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	(748,807)	(689,253)	(743,002)
Capital gain distributions received from underlying funds	2,188,288	3,153,871	3,497,298
	1,439,481	2,464,618	2,754,296

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(7,661,264)	(11,722,870)	(13,277,464)

Net realized and unrealized gain (loss) on affiliates	(6,221,783)	(9,258,252)	(10,523,168)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(4,923,813)	$(7,375,768)	$(8,496,740)

See Notes to Financial Statements.

24

FOR THE SIX MONTHS ENDED JANUARY 31, 2016 (UNAUDITED)
	One Choice 2030 Portfolio R6	One Choice 2035 Portfolio R6	One Choice 2040 Portfolio R6
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$2,161,941	$1,649,393	$1,421,139

Expenses:
Directors' fees and expenses	2,578	1,905	1,598

Net investment income (loss)	2,159,363	1,647,488	1,419,541

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	(742,061)	(569,963)	(685,101)
Capital gain distributions received from underlying funds	3,796,303	2,973,632	2,713,538
	3,054,242	2,403,669	2,028,437

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(14,552,598)	(12,020,041)	(10,719,738)

Net realized and unrealized gain (loss) on affiliates	(11,498,356)	(9,616,372)	(8,691,301)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(9,338,993)	$(7,968,884)	$(7,271,760)

See Notes to Financial Statements.

25

FOR THE SIX MONTHS ENDED JANUARY 31, 2016 (UNAUDITED)
	One Choice 2045 Portfolio R6	One Choice 2050 Portfolio R6	One Choice 2055 Portfolio R6
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$1,167,191	$801,954	$377,837

Expenses:
Directors' fees and expenses	1,256	870	409

Net investment income (loss)	1,165,935	801,084	377,428

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	(492,605)	(234,766)	(163,917)
Capital gain distributions received from underlying funds	2,379,261	1,678,150	811,749
	1,886,656	1,443,384	647,832

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(9,238,330)	(6,583,990)	(3,127,113)

Net realized and unrealized gain (loss) on affiliates	(7,351,674)	(5,140,606)	(2,479,281)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(6,185,739)	$(4,339,522)	$(2,101,853)

See Notes to Financial Statements.

26

FOR THE PERIOD ENDED JANUARY 31, 2016 (UNAUDITED)(1)
One Choice 2060 Portfolio R6
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$385

Net investment income (loss)	385

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Capital gain distributions received from underlying funds	922

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(1,424)

Net realized and unrealized gain (loss) on affiliates	(502)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(117)

(1)	September 30, 2015 (fund inception) through January 31, 2016.

See Notes to Financial Statements.

27

Statements of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2016 (UNAUDITED) AND YEAR ENDED JULY 31, 2015
	One Choice In Retirement Portfolio R6		One Choice 2020 Portfolio R6
Increase (Decrease) in Net Assets	January 31, 2016	July 31, 2015	January 31, 2016	July 31, 2015
Operations
Net investment income (loss)	$1,297,970	$584,514	$1,882,484	$1,493,400
Net realized gain (loss)	1,439,481	187,996	2,464,618	1,537,260
Change in net unrealized appreciation (depreciation)	(7,661,264)	24,264	(11,722,870)	(331,967)
Net increase (decrease) in net assets resulting from operations	(4,923,813)	796,774	(7,375,768)	2,698,693

Distributions to Shareholders
From net investment income	(1,274,401)	(535,371)	(2,313,495)	(1,214,185)
From net realized gains	(75,211)	(586,562)	(1,924,395)	(426,552)
Decrease in net assets from distributions	(1,349,612)	(1,121,933)	(4,237,890)	(1,640,737)

Capital Share Transactions
Proceeds from shares sold	47,865,647	40,192,390	54,617,635	87,649,144
Issued in connection with reorganization (Note 9)	—	45,158,345	—	—
Proceeds from reinvestment of distributions	1,349,612	1,120,548	4,236,774	1,640,737
Payments for shares redeemed	(17,788,417)	(17,186,376)	(19,936,461)	(13,356,696)
Net increase (decrease) in net assets from capital share transactions	31,426,842	69,284,907	38,917,948	75,933,185

Net increase (decrease) in net assets	25,153,417	68,959,748	27,304,290	76,991,141

Net Assets
Beginning of period	80,451,568	11,491,820	119,077,122	42,085,981
End of period	$105,604,985	$80,451,568	$146,381,412	$119,077,122

Undistributed net investment income	$83,118	$59,549	$84,964	$515,975

Transactions in Shares of the Funds
Sold	4,706,749	3,806,507	5,195,750	8,057,674
Issued in connection with reorganization (Note 9)	—	4,307,104	—	—
Issued in reinvestment of distributions	134,013	105,754	409,746	151,920
Redeemed	(1,779,209)	(1,628,527)	(1,915,231)	(1,223,397)
Net increase (decrease) in shares of the funds	3,061,553	6,590,838	3,690,265	6,986,197

See Notes to Financial Statements.

28

SIX MONTHS ENDED JANUARY 31, 2016 (UNAUDITED) AND YEAR ENDED JULY 31, 2015
	One Choice 2025 Portfolio R6		One Choice 2030 Portfolio R6
Increase (Decrease) in Net Assets	January 31, 2016	July 31, 2015	January 31, 2016	July 31, 2015
Operations
Net investment income (loss)	$2,026,428	$1,601,401	$2,159,363	$1,423,479
Net realized gain (loss)	2,754,296	1,697,055	3,054,242	1,908,649
Change in net unrealized appreciation (depreciation)	(13,277,464)	(56,483)	(14,552,598)	112,382
Net increase (decrease) in net assets resulting from operations	(8,496,740)	3,241,973	(9,338,993)	3,444,510

Distributions to Shareholders
From net investment income	(2,532,798)	(1,205,349)	(2,591,105)	(1,109,196)
From net realized gains	(2,084,647)	(243,928)	(2,199,378)	(323,118)
Decrease in net assets from distributions	(4,617,445)	(1,449,277)	(4,790,483)	(1,432,314)

Capital Share Transactions
Proceeds from shares sold	61,654,709	92,930,987	55,535,368	98,987,973
Proceeds from reinvestment of distributions	4,617,358	1,449,277	4,789,645	1,432,314
Payments for shares redeemed	(19,965,545)	(13,430,136)	(18,369,006)	(13,539,580)
Net increase (decrease) in net assets from capital share transactions	46,306,522	80,950,128	41,956,007	86,880,707

Net increase (decrease) in net assets	33,192,337	82,742,824	27,826,531	88,892,903

Net Assets
Beginning of period	123,507,946	40,765,122	125,169,738	36,276,835
End of period	$156,700,283	$123,507,946	$152,996,269	$125,169,738

Undistributed net investment income	$99,424	$605,794	$74,404	$506,146

Transactions in Shares of the Funds
Sold	5,793,943	8,440,455	5,189,609	8,908,831
Issued in reinvestment of distributions	441,008	132,354	454,425	130,092
Redeemed	(1,879,069)	(1,213,817)	(1,725,375)	(1,213,721)
Net increase (decrease) in shares of the funds	4,355,882	7,358,992	3,918,659	7,825,202

See Notes to Financial Statements.

29

SIX MONTHS ENDED JANUARY 31, 2016 (UNAUDITED) AND YEAR ENDED JULY 31, 2015
	One Choice 2035 Portfolio R6		One Choice 2040 Portfolio R6
Increase (Decrease) in Net Assets	January 31, 2016	July 31, 2015	January 31, 2016	July 31, 2015
Operations
Net investment income (loss)	$1,647,488	$1,270,226	$1,419,541	$1,002,215
Net realized gain (loss)	2,403,669	1,869,432	2,028,437	1,736,876
Change in net unrealized appreciation (depreciation)	(12,020,041)	457,060	(10,719,738)	261,163
Net increase (decrease) in net assets resulting from operations	(7,968,884)	3,596,718	(7,271,760)	3,000,254

Distributions to Shareholders
From net investment income	(1,998,215)	(1,009,530)	(1,664,729)	(839,684)
From net realized gains	(2,136,165)	(268,797)	(1,882,016)	(275,712)
Decrease in net assets from distributions	(4,134,380)	(1,278,327)	(3,546,745)	(1,115,396)

Capital Share Transactions
Proceeds from shares sold	46,302,438	69,104,390	40,031,394	55,398,695
Proceeds from reinvestment of distributions	4,134,380	1,278,327	3,546,737	1,115,396
Payments for shares redeemed	(15,244,707)	(9,554,198)	(14,736,069)	(6,655,460)
Net increase (decrease) in net assets from capital share transactions	35,192,111	60,828,519	28,842,062	49,858,631

Net increase (decrease) in net assets	23,088,847	63,146,910	18,023,557	51,743,489

Net Assets
Beginning of period	94,599,660	31,452,750	79,602,644	27,859,155
End of period	$117,688,507	$94,599,660	$97,626,201	$79,602,644

Undistributed net investment income	$62,298	$413,025	$41,725	$286,913

Transactions in Shares of the Funds
Sold	4,283,913	6,175,050	3,692,693	4,902,086
Issued in reinvestment of distributions	389,301	115,061	332,715	99,678
Redeemed	(1,423,568)	(844,540)	(1,368,630)	(585,894)
Net increase (decrease) in shares of the funds	3,249,646	5,445,571	2,656,778	4,415,870

See Notes to Financial Statements.

30

SIX MONTHS ENDED JANUARY 31, 2016 (UNAUDITED) AND YEAR ENDED JULY 31, 2015
	One Choice 2045 Portfolio R6		One Choice 2050 Portfolio R6
Increase (Decrease) in Net Assets	January 31, 2016	July 31, 2015	January 31, 2016	July 31, 2015
Operations
Net investment income (loss)	$1,165,935	$856,089	$801,084	$572,283
Net realized gain (loss)	1,886,656	1,493,467	1,443,384	1,117,954
Change in net unrealized appreciation (depreciation)	(9,238,330)	315,645	(6,583,990)	71,068
Net increase (decrease) in net assets resulting from operations	(6,185,739)	2,665,201	(4,339,522)	1,761,305

Distributions to Shareholders
From net investment income	(1,374,045)	(723,825)	(931,745)	(498,177)
From net realized gains	(1,734,775)	(217,148)	(1,234,194)	(163,206)
Decrease in net assets from distributions	(3,108,820)	(940,973)	(2,165,939)	(661,383)

Capital Share Transactions
Proceeds from shares sold	34,651,647	43,173,005	20,127,762	27,960,831
Proceeds from reinvestment of distributions	3,108,707	940,973	2,165,939	661,383
Payments for shares redeemed	(9,183,676)	(7,688,212)	(5,198,735)	(4,541,489)
Net increase (decrease) in net assets from capital share transactions	28,576,678	36,425,766	17,094,966	24,080,725

Net increase (decrease) in net assets	19,282,119	38,149,994	10,589,505	25,180,647

Net Assets
Beginning of period	60,847,988	22,697,994	42,162,002	16,981,355
End of period	$80,130,107	$60,847,988	$52,751,507	$42,162,002

Undistributed net investment income	$25,373	$233,483	$13,633	$144,294

Transactions in Shares of the Funds
Sold	3,195,246	3,797,033	1,855,682	2,445,258
Issued in reinvestment of distributions	290,533	83,494	202,803	58,633
Redeemed	(853,036)	(671,367)	(481,551)	(396,678)
Net increase (decrease) in shares of the funds	2,632,743	3,209,160	1,576,934	2,107,213

See Notes to Financial Statements.

31

SIX MONTHS ENDED JANUARY 31, 2016 (EXCEPT AS NOTED) (UNAUDITED) AND YEAR ENDED JULY 31, 2015
	One Choice 2055 Portfolio R6		One Choice 2060 Portfolio R6
Increase (Decrease) in Net Assets	January 31, 2016	July 31, 2015	January 31, 2016(1)
Operations
Net investment income (loss)	$377,428	$253,209	$385
Net realized gain (loss)	647,832	512,344	922
Change in net unrealized appreciation (depreciation)	(3,127,113)	18,879	(1,424)
Net increase (decrease) in net assets resulting from operations	(2,101,853)	784,432	(117)

Distributions to Shareholders
From net investment income	(435,254)	(216,714)	(380)
From net realized gains	(554,690)	(11,035)	—
Decrease in net assets from distributions	(989,944)	(227,749)	(380)

Capital Share Transactions
Proceeds from shares sold	11,684,724	13,252,561	30,749
Proceeds from reinvestment of distributions	989,944	227,749	380
Payments for shares redeemed	(2,940,488)	(2,239,299)	(444)
Net increase (decrease) in net assets from capital share transactions	9,734,180	11,241,011	30,685

Net increase (decrease) in net assets	6,642,383	11,797,694	30,188

Net Assets
Beginning of period	19,006,322	7,208,628	—
End of period	$25,648,705	$19,006,322	$30,188

Undistributed net investment income	$5,298	$63,124	$5

Transactions in Shares of the Funds
Sold	1,065,235	1,143,643	3,107
Issued in reinvestment of distributions	91,239	19,874	37
Redeemed	(268,766)	(194,007)	(46)
Net increase (decrease) in shares of the funds	887,708	969,510	3,098

(1)	September 30, 2015 (fund inception) through January 31, 2016.

See Notes to Financial Statements.

32

Notes to Financial Statements
014
JANUARY 31, 2016 (UNAUDITED)

1. Organization

American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. The corporation is authorized to issue 4,000,000,000 shares. One Choice In Retirement Portfolio R6, One Choice 2020 Portfolio R6, One Choice 2025 Portfolio R6, One Choice 2030 Portfolio R6, One Choice 2035 Portfolio R6, One Choice 2040 Portfolio R6, One Choice 2045 Portfolio R6, One Choice 2050 Portfolio R6, One Choice 2055 Portfolio R6 and One Choice 2060 Portfolio R6 (collectively, the funds) are ten funds in a series issued by the corporation. The funds operate as “funds of funds,” meaning substantially all of the funds’ assets will be invested in other American Century Investments mutual funds (the underlying funds). Each fund’s assets are allocated among underlying funds that represent major asset classes, including equity securities (stocks), fixed-income securities (bonds) and cash-equivalent instruments (money markets). The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard for the tobacco industry. The funds will assume the risks associated with their underlying funds. Additional information and attributes of each underlying fund are available at americancentury.com. The investment objective of One Choice In Retirement Portfolio R6 is to seek current income. Capital appreciation is a secondary objective. The investment objective of each of the nine target date One Choice Portfolios R6 is to seek the highest total return consistent with its asset mix. When a fund reaches its most conservative planned target asset allocation, which is expected to occur on approximately November 30 of the year before the target date, its target asset mix will become fixed and will match that of One Choice In Retirement Portfolio R6. One Choice 2060 Portfolio R6 commenced sale on September 30, 2015, the fund’s inception date.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the funds' investment valuation process and to provide methodologies for the oversight of the funds' pricing function. Investments in the underlying funds are valued at their reported net asset value.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

Expenses — The expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the underlying funds.

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination

33

and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly for One Choice In Retirement Portfolio R6. Distributions from net investment income, if any, are generally declared and paid annually for the nine target date One Choice Portfolios R6. Distributions from net realized gains, if any, are generally declared and paid annually for all funds.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, American Century Investment Management, Inc. (ACIM), the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the underlying funds. ACIM owns 83% of the shares of One Choice 2060 Portfolio R6. Related parties do not invest in the funds for the purpose of exercising management or control.

Administrative Fees — The corporation’s investment advisor, ACIM, does not receive an administrative fee for services provided to the funds.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the funds. The directors receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Acquired Fund Fees and Expenses — Each fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are already reflected in the valuation of the underlying funds.

4. Investment Transactions

Investment transactions for the six months ended January 31, 2016 (except as noted) were as follows:

	One Choice In Retirement Portfolio R6	One Choice 2020 Portfolio R6	One Choice 2025 Portfolio R6	One Choice 2030 Portfolio R6	One Choice 2035 Portfolio R6
Purchases	$46,191,565	$53,409,736	$59,664,380	$54,461,703	$44,756,673
Sales	$12,628,102	$13,693,360	$12,451,614	$11,340,547	$9,077,845

	One Choice 2040 Portfolio R6	One Choice 2045 Portfolio R6	One Choice 2050 Portfolio R6	One Choice 2055 Portfolio R6	One Choice 2060 Portfolio R6(1)
Purchases	$38,589,907	$34,571,130	$19,842,317	$11,522,000	$32,211
Sales	$9,161,528	$5,558,086	$2,434,062	$1,588,590	$613

(1)	September 30, 2015 (fund inception) through January 31, 2016.

34

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the six months ended January 31, 2016 (except as noted) follows:

Fund/ Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice In Retirement Portfolio R6
NT Core Equity Plus Fund	$2,414,588	$1,428,407	$176,827	$(20,453)	$179,204	$3,203,666
NT Disciplined Growth Fund	1,208,082	621,295	73,379	(7,606)	8,376	1,597,331
NT Equity Growth Fund	8,024,455	5,199,303	1,021,492	(109,994)	534,539	10,690,560
NT Growth Fund	3,613,779	2,257,176	452,735	(47,231)	304,851	4,801,029
NT Heritage Fund	1,808,733	1,200,107	132,619	(19,862)	180,180	2,395,350
NT Large Company Value Fund	7,592,602	5,514,517	1,121,380	(126,366)	837,682	10,170,058
NT Mid Cap Value Fund	3,617,348	2,253,174	465,258	(49,443)	339,371	4,831,257
NT Small Company Fund	1,612,044	1,142,500	150,346	(23,720)	155,358	2,155,362
High-Yield Fund	3,075,662	1,781,281	559,769	(58,132)	97,993	3,982,117
Inflation-Adjusted Bond Fund	1,210,720	541,305	164,099	(6,063)	11,857	1,573,878
NT Diversified Bond Fund	17,425,797	9,428,540	4,112,049	(72,418)	423,179	22,601,059
Short Duration Inflation Protection Bond Fund	4,904,892	2,327,029	857,240	(27,617)	3,648	6,378,861
Global Bond Fund	5,640,425	2,638,133	990,034	(19,262)	41,040	7,328,642
International Bond Fund	4,022,391	2,120,071	924,381	(89,793)	108,891	5,188,068
U.S. Government Money Market Fund(3)	8,024,410	3,981,357	1,572,751	—	439	10,433,016
NT Global Real Estate Fund	807,471	397,991	70,522	(7,416)	24,569	1,066,964
NT International Growth Fund	3,629,223	2,253,071	386,562	(44,716)	181,575	4,808,659
NT International Value Fund	1,818,973	1,106,308	145,466	(18,715)	55,174	2,399,110
	$80,451,595	$46,191,565	$13,376,909	$(748,807)	$3,487,926	$105,604,987

(1)
Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Disciplined Growth Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for U.S. Government Money Market Fund.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Effective December 1, 2015, the name of Premium Money Market Fund was changed to U.S. Government Money Market Fund.

35

Fund/ Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice 2020 Portfolio R6
NT Core Equity Plus Fund	$3,565,840	$1,652,959	$139,822	$(12,887)	$247,832	$4,430,384
NT Disciplined Growth Fund	2,184,074	844,621	94,305	(7,139)	14,149	2,662,302
NT Equity Growth Fund	11,580,572	5,928,290	957,138	(78,875)	730,308	14,438,266
NT Growth Fund	6,266,638	2,931,667	506,035	(35,669)	474,658	7,694,939
NT Heritage Fund	3,637,290	1,845,393	261,073	(20,649)	317,381	4,334,830
NT Large Company Value Fund	11,389,447	6,508,720	1,199,974	(97,287)	1,187,431	14,087,117
NT Mid Cap Value Fund	6,131,680	2,826,486	597,670	(36,847)	530,945	7,444,045
NT Small Company Fund	2,116,885	1,263,738	129,989	(12,816)	189,371	2,683,009
High-Yield Fund	4,409,919	1,985,751	539,734	(45,415)	137,561	5,381,894
Inflation-Adjusted Bond Fund	3,254,989	1,031,530	468,337	(21,675)	28,046	3,788,276
NT Diversified Bond Fund	24,725,972	10,504,378	4,815,129	(101,862)	582,353	30,224,412
Short Duration Inflation Protection Bond Fund	5,512,484	2,092,128	637,128	(18,248)	3,939	6,957,774
Global Bond Fund	7,678,827	2,737,811	1,043,509	(21,124)	52,821	9,423,803
International Bond Fund	5,424,132	2,082,397	809,557	(88,439)	142,033	6,622,358
NT Emerging Markets Fund	1,191,782	595,312	118,118	(14,744)	6,425	1,499,668
NT Global Real Estate Fund	1,466,270	547,625	130,775	(8,078)	41,069	1,770,131
NT International Growth Fund	5,630,310	2,786,551	425,741	(37,057)	258,081	6,972,456
NT International Small-Mid Cap Fund	332,514	109,538	49,101	(1,975)	3,171	365,662
NT International Value Fund	3,365,930	1,610,539	275,866	(28,467)	90,710	4,047,792
U.S. Government Money Market Fund(3)	9,211,606	3,524,302	1,183,612	—	501	11,552,296
	$119,077,161	$53,409,736	$14,382,613	$(689,253)	$5,038,785	$146,381,414

(1)
Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Disciplined Growth Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for U.S. Government Money Market Fund.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Effective December 1, 2015, the name of Premium Money Market Fund was changed to U.S. Government Money Market Fund.

36

Fund/ Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice 2025 Portfolio R6
NT Core Equity Plus Fund	$3,701,101	$1,907,558	$182,698	$(18,023)	$258,429	$4,750,872
NT Disciplined Growth Fund	2,730,028	1,200,681	152,788	(10,938)	17,728	3,439,244
NT Equity Growth Fund	11,476,446	6,470,423	971,096	(87,205)	728,571	14,873,219
NT Growth Fund	7,396,166	3,793,036	501,942	(30,907)	576,744	9,472,250
NT Heritage Fund	5,027,237	2,895,068	239,888	(15,517)	460,180	6,406,124
NT Large Company Value Fund	11,967,783	7,612,262	1,383,835	(127,420)	1,254,767	15,447,517
NT Mid Cap Value Fund	7,299,193	3,675,927	763,657	(54,963)	627,623	9,138,410
NT Small Company Fund	2,179,375	1,399,070	118,409	(11,561)	200,995	2,867,121
High-Yield Fund	4,344,693	2,085,432	538,481	(40,879)	134,252	5,427,066
Inflation-Adjusted Bond Fund	4,862,961	1,705,633	624,099	(28,047)	42,617	5,895,324
NT Diversified Bond Fund	24,464,442	10,469,184	4,036,646	(94,922)	572,752	30,703,517
Short Duration Inflation Protection Bond Fund	3,798,059	1,520,554	356,736	(8,876)	2,715	4,952,401
NT Emerging Markets Fund	2,621,279	1,266,389	343,904	(49,133)	13,613	3,192,104
NT Global Real Estate Fund	1,826,912	741,615	134,565	(11,623)	51,341	2,289,902
NT International Growth Fund	6,134,484	3,051,660	356,800	(30,861)	279,368	7,719,349
NT International Small-Mid Cap Fund	739,917	288,304	81,576	(4,074)	7,708	883,762
NT International Value Fund	4,255,552	2,230,934	324,355	(35,272)	117,596	5,330,567
Global Bond Fund	7,205,746	2,645,563	776,558	(16,490)	49,109	9,119,612
International Bond Fund	5,010,041	2,039,511	670,190	(66,291)	129,774	6,296,171
U.S. Government Money Market Fund(3)	6,466,570	2,665,576	636,393	—	353	8,495,753
	$123,507,985	$59,664,380	$13,194,616	$(743,002)	$5,526,235	$156,700,285

(1)
Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Disciplined Growth Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for U.S. Government Money Market Fund.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Effective December 1, 2015, the name of Premium Money Market Fund was changed to U.S. Government Money Market Fund.

37

Fund/ Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice 2030 Portfolio R6
NT Core Equity Plus Fund	$3,899,613	$1,613,033	$231,745	$(25,797)	$267,822	$4,602,800
NT Disciplined Growth Fund	3,229,963	1,175,479	117,857	(10,190)	21,660	3,893,257
NT Equity Growth Fund	11,543,671	5,519,524	733,363	(77,997)	736,922	14,241,824
NT Growth Fund	9,021,823	4,099,030	604,307	(40,250)	702,294	11,068,900
NT Heritage Fund	5,458,210	2,795,151	235,440	(18,298)	499,907	6,648,836
NT Large Company Value Fund	12,768,931	7,101,340	1,127,701	(123,219)	1,375,248	15,805,400
NT Mid Cap Value Fund	7,557,055	3,441,537	553,917	(39,445)	688,216	9,279,295
NT Small Company Fund	2,998,432	1,542,887	233,541	(25,475)	264,217	3,542,860
High-Yield Fund	4,024,535	1,791,859	459,023	(37,511)	126,988	4,913,551
Inflation-Adjusted Bond Fund	6,013,629	2,100,566	762,050	(32,981)	54,234	7,285,755
NT Diversified Bond Fund	22,123,737	8,620,945	3,542,697	(88,280)	534,419	27,008,439
Short Duration Inflation Protection Bond Fund	1,997,938	815,902	126,789	(3,701)	1,508	2,680,381
NT Emerging Markets Fund	3,386,333	1,560,614	391,960	(59,382)	18,326	4,094,810
NT Global Real Estate Fund	2,166,391	771,696	186,620	(14,539)	62,600	2,588,301
NT International Growth Fund	7,240,529	3,211,175	573,502	(48,015)	325,726	8,606,294
NT International Small-Mid Cap Fund	1,142,218	369,852	92,203	(4,614)	12,302	1,324,964
NT International Value Fund	5,104,822	2,434,381	441,564	(53,030)	141,397	6,120,413
Global Bond Fund	6,492,348	2,238,645	744,694	(15,611)	44,642	8,026,742
International Bond Fund	2,757,870	1,180,743	207,786	(23,726)	79,481	3,660,228
U.S. Government Money Market Fund(3)	6,241,726	2,077,344	715,849	—	335	7,603,221
	$125,169,774	$54,461,703	$12,082,608	$(742,061)	$5,958,244	$152,996,271

(1)
Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Disciplined Growth Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for U.S. Government Money Market Fund.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Effective December 1, 2015, the name of Premium Money Market Fund was changed to U.S. Government Money Market Fund.

38

Fund/ Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice 2035 Portfolio R6
NT Core Equity Plus Fund	$3,067,861	$1,517,670	$186,684	$(20,692)	$212,480	$3,845,880
NT Disciplined Growth Fund	2,801,336	1,154,402	154,504	(12,642)	18,226	3,453,455
NT Equity Growth Fund	8,725,448	4,429,052	615,051	(62,883)	544,846	10,952,506
NT Growth Fund	8,407,225	4,030,606	653,112	(45,201)	646,300	10,423,071
NT Heritage Fund	4,495,006	2,579,005	309,405	(22,297)	412,764	5,630,228
NT Large Company Value Fund	9,986,201	5,711,988	951,345	(78,022)	1,033,520	12,450,067
NT Mid Cap Value Fund	5,703,928	2,765,616	462,048	(33,012)	504,775	7,129,148
NT Small Company Fund	2,967,741	1,674,330	242,890	(25,509)	258,050	3,630,415
High-Yield Fund	2,696,717	1,233,812	272,918	(19,876)	83,566	3,358,834
Inflation-Adjusted Bond Fund	5,066,554	1,929,284	743,698	(37,287)	45,363	6,208,422
NT Diversified Bond Fund	14,476,838	6,093,050	2,503,668	(48,266)	340,051	17,938,783
Short Duration Inflation Protection Bond Fund	310,751	218,093	—	—	291	527,466
NT Emerging Markets Fund	3,035,750	1,491,971	353,151	(51,687)	16,363	3,753,660
NT Global Real Estate Fund	1,875,980	723,544	157,554	(15,443)	52,753	2,297,895
NT International Growth Fund	6,131,699	2,955,561	435,751	(39,397)	278,745	7,549,065
NT International Small-Mid Cap Fund	1,160,375	400,573	62,601	(5,331)	12,502	1,398,588
NT International Value Fund	4,447,801	2,251,857	370,349	(41,296)	122,938	5,459,284
Global Bond Fund	4,334,200	1,607,662	548,316	(11,122)	29,491	5,420,784
International Bond Fund	189,721	288,283	—	—	9,753	466,854
U.S. Government Money Market Fund(3)	4,718,552	1,700,314	624,763	—	248	5,794,103
	$94,599,684	$44,756,673	$9,647,808	$(569,963)	$4,623,025	$117,688,508

(1)
Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Disciplined Growth Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for U.S. Government Money Market Fund.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Effective December 1, 2015, the name of Premium Money Market Fund was changed to U.S. Government Money Market Fund.

39

Fund/ Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice 2040 Portfolio R6
NT Core Equity Plus Fund	$2,787,727	$1,353,129	$225,895	$(24,523)	$195,304	$3,420,260
NT Disciplined Growth Fund	2,475,614	1,039,591	198,514	(15,955)	16,318	3,015,951
NT Equity Growth Fund	7,833,745	3,771,812	655,055	(66,817)	487,029	9,552,122
NT Growth Fund	7,701,883	3,928,652	999,078	(77,197)	590,286	9,424,371
NT Heritage Fund	4,425,768	2,556,693	584,006	(46,406)	396,116	5,329,849
NT Large Company Value Fund	9,391,702	5,213,801	1,000,987	(96,779)	973,444	11,481,344
NT Mid Cap Value Fund	5,107,653	2,458,034	532,482	(38,298)	451,223	6,259,986
NT Small Company Fund	2,504,379	1,531,697	283,898	(28,504)	227,821	3,094,988
High-Yield Fund	1,947,283	888,031	278,272	(21,548)	59,337	2,351,013
Inflation-Adjusted Bond Fund	3,906,511	1,628,843	597,994	(27,722)	35,868	4,901,874
NT Diversified Bond Fund	10,363,886	4,542,957	2,091,952	(33,229)	244,987	12,720,969
NT Emerging Markets Fund	3,392,511	1,782,562	524,176	(82,427)	18,505	4,201,466
NT Global Real Estate Fund	1,777,482	673,686	183,027	(18,976)	50,224	2,137,386
NT International Growth Fund	5,327,600	2,608,307	481,141	(43,196)	243,513	6,506,667
NT International Small-Mid Cap Fund	1,224,606	453,068	125,362	(8,055)	13,208	1,451,292
NT International Value Fund	3,925,615	1,985,208	382,048	(45,850)	109,049	4,775,064
Global Bond Fund	3,322,868	1,241,414	484,546	(9,619)	22,324	4,101,544
U.S. Government Money Market Fund(3)	2,185,829	932,422	218,196	—	121	2,900,056
	$79,602,662	$38,589,907	$9,846,629	$(685,101)	$4,134,677	$97,626,202

(1)
Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Disciplined Growth Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for U.S. Government Money Market Fund.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Effective December 1, 2015, the name of Premium Money Market Fund was changed to U.S. Government Money Market Fund.

40

Fund/ Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice 2045 Portfolio R6
NT Core Equity Plus Fund	$2,502,184	$1,373,618	$203,579	$(22,131)	$178,850	$3,219,174
NT Disciplined Growth Fund	1,962,173	993,212	117,637	(10,724)	13,741	2,589,445
NT Equity Growth Fund	6,215,748	3,687,875	496,963	(52,208)	410,247	8,244,211
NT Growth Fund	6,370,591	3,709,799	684,046	(53,002)	513,838	8,346,551
NT Heritage Fund	3,945,355	2,497,362	295,815	(25,803)	373,192	5,137,632
NT Large Company Value Fund	7,939,889	5,306,532	793,915	(77,007)	878,881	10,558,912
NT Mid Cap Value Fund	4,306,975	2,346,967	375,181	(29,057)	397,746	5,602,197
NT Small Company Fund	1,819,956	1,247,540	138,719	(16,892)	171,902	2,428,335
NT Emerging Markets Fund	3,128,005	1,762,222	375,235	(63,382)	17,492	4,082,356
NT Global Real Estate Fund	1,508,269	663,433	86,248	(10,637)	45,188	1,965,931
NT International Growth Fund	4,222,489	2,334,364	338,724	(33,124)	199,496	5,450,930
NT International Small-Mid Cap Fund	1,129,345	516,933	100,024	(7,226)	12,806	1,452,094
NT International Value Fund	3,113,565	1,841,092	255,067	(37,550)	91,021	4,079,728
High-Yield Fund	1,236,671	669,261	154,499	(11,996)	39,325	1,614,239
Inflation-Adjusted Bond Fund	2,499,294	1,084,613	285,314	(14,156)	23,921	3,271,743
NT Diversified Bond Fund	6,475,559	3,356,711	1,092,575	(22,112)	162,489	8,677,826
Global Bond Fund	2,319,840	941,147	257,150	(5,598)	16,304	3,018,264
U.S. Government Money Market Fund(3)	152,091	238,449	—	—	13	390,540
	$60,847,999	$34,571,130	$6,050,691	$(492,605)	$3,546,452	$80,130,108

(1)
Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Disciplined Growth Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for U.S. Government Money Market Fund.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Effective December 1, 2015, the name of Premium Money Market Fund was changed to U.S. Government Money Market Fund.

41

Fund/ Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice 2050 Portfolio R6
NT Core Equity Plus Fund	$1,898,447	$897,110	$73,222	$(8,249)	$138,832	$2,370,365
NT Disciplined Growth Fund	1,412,735	573,479	54,958	(4,950)	9,767	1,754,515
NT Equity Growth Fund	4,305,353	2,097,789	188,998	(20,520)	282,422	5,411,315
NT Growth Fund	4,496,902	2,108,684	208,861	(15,966)	358,697	5,656,391
NT Heritage Fund	2,761,672	1,526,504	109,257	(8,591)	260,584	3,468,103
NT Large Company Value Fund	5,744,144	3,202,040	350,967	(38,394)	629,712	7,236,220
NT Mid Cap Value Fund	2,910,190	1,358,948	148,157	(11,613)	270,486	3,658,956
NT Small Company Fund	1,415,532	796,940	122,438	(13,427)	130,047	1,718,392
NT Emerging Markets Fund	2,478,996	1,202,775	253,710	(48,219)	13,638	3,089,694
NT Global Real Estate Fund	1,149,284	398,175	42,657	(4,814)	34,443	1,413,188
NT International Growth Fund	2,817,904	1,325,849	119,425	(12,453)	132,670	3,504,946
NT International Small-Mid Cap Fund	912,758	321,747	43,570	(3,235)	10,186	1,112,128
NT International Value Fund	2,236,181	1,107,471	125,630	(18,661)	63,997	2,773,648
High-Yield Fund	754,063	325,049	66,632	(4,982)	23,831	926,663
Inflation-Adjusted Bond Fund	1,504,397	544,172	133,156	(6,232)	14,304	1,896,195
NT Diversified Bond Fund	3,911,315	1,572,049	493,530	(11,573)	96,325	4,950,706
Global Bond Fund	1,452,136	483,536	133,660	(2,887)	10,163	1,810,083
	$42,162,009	$19,842,317	$2,668,828	$(234,766)	$2,480,104	$52,751,508

(1)
Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Disciplined Growth Fund, NT Equity Growth Fund, NT Small Company Fund and Inflation-Adjusted Bond Fund.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

42

Fund/ Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice 2055 Portfolio R6
NT Core Equity Plus Fund	$856,537	$522,157	$64,996	$(7,728)	$64,975	$1,152,418
NT Disciplined Growth Fund	661,204	354,033	44,863	(3,802)	4,780	886,526
NT Equity Growth Fund	2,044,993	1,253,171	154,678	(18,469)	138,698	2,758,557
NT Growth Fund	2,091,581	1,296,462	204,579	(15,454)	174,840	2,833,224
NT Heritage Fund	1,282,010	885,996	94,984	(7,671)	126,647	1,732,076
NT Large Company Value Fund	2,705,980	1,843,591	234,122	(26,331)	308,368	3,661,083
NT Mid Cap Value Fund	1,298,312	767,115	88,137	(7,395)	125,988	1,765,684
NT Small Company Fund	732,379	509,360	76,993	(7,450)	70,326	965,145
NT Emerging Markets Fund	1,230,608	767,645	131,753	(24,494)	7,295	1,689,795
NT Global Real Estate Fund	562,799	279,646	44,339	(4,964)	17,600	751,566
NT International Growth Fund	1,141,183	719,177	100,092	(10,494)	56,911	1,544,033
NT International Small-Mid Cap Fund	464,598	233,923	35,971	(2,774)	5,535	622,483
NT International Value Fund	1,035,973	676,820	110,956	(16,822)	31,317	1,393,507
High-Yield Fund	286,434	157,527	33,920	(2,493)	9,399	377,022
Inflation-Adjusted Bond Fund	573,068	271,491	71,093	(2,614)	5,574	766,290
NT Diversified Bond Fund	1,456,826	715,950	191,026	(3,547)	37,116	1,965,634
Global Bond Fund	581,840	267,936	70,005	(1,415)	4,217	783,662
	$19,006,325	$11,522,000	$1,752,507	$(163,917)	$1,189,586	$25,648,705

(1)
Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Disciplined Growth Fund, NT Equity Growth Fund, NT Small Company Fund and Inflation-Adjusted Bond Fund.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

43

Fund/ Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice 2060 Portfolio R6(3)
NT Core Equity Plus Fund	—	$1,465	$14	$(1)	$75	$1,362
NT Disciplined Growth Fund	—	1,075	11	(1)	6	1,055
NT Equity Growth Fund	—	3,474	60	(1)	149	3,251
NT Growth Fund	—	3,603	139	5	192	3,320
NT Heritage Fund	—	2,276	23	(3)	138	2,041
NT Large Company Value Fund	—	4,819	159	2	341	4,317
NT Mid Cap Value Fund	—	2,229	70	—	137	2,049
NT Small Company Fund	—	1,375	26	2	82	1,217
NT Emerging Markets Fund	—	2,034	—	—	8	1,994
NT Global Real Estate Fund	—	939	21	—	21	904
NT International Growth Fund	—	1,934	35	(3)	63	1,814
NT International Small-Mid Cap Fund	—	768	19	1	7	760
NT International Value Fund	—	1,727	15	(1)	35	1,651
High-Yield Fund	—	465	7	—	8	439
Inflation-Adjusted Bond Fund	—	888	—	—	6	889
NT Diversified Bond Fund	—	2,257	14	—	35	2,222
Global Bond Fund	—	883	—	—	4	889
	—	$32,211	$613	$—	$1,307	$30,174

(1)
Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Disciplined Growth Fund, NT Equity Growth Fund, NT Small Company Fund and Inflation-Adjusted Bond Fund.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	September 30, 2015 (fund inception) through January 31, 2016.

6. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets.

7. Fair Value Measurements

The funds’ investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the funds’ investment securities were classified as Level 1. The Schedules of Investments provide additional information on the funds' portfolio holdings.

44

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of January 31, 2016, the components of investments for federal income tax purposes were as follows:

	One Choice In Retirement Portfolio R6	One Choice 2020 Portfolio R6	One Choice 2025 Portfolio R6	One Choice 2030 Portfolio R6	One Choice 2035 Portfolio R6
Federal tax cost of investments	$113,998,214	$158,793,099	$170,412,280	$167,640,208	$129,453,563
Gross tax appreciation of investments	—	—	—	—	—
Gross tax depreciation of investments	$(8,393,227)	$(12,411,685)	$(13,711,995)	$(14,643,937)	$(11,765,055)
Net tax appreciation (depreciation) of investments	$(8,393,227)	$(12,411,685)	$(13,711,995)	$(14,643,937)	$(11,765,055)

	One Choice 2040 Portfolio R6	One Choice 2045 Portfolio R6	One Choice 2050 Portfolio R6	One Choice 2055 Portfolio R6	One Choice 2060 Portfolio R6
Federal tax cost of investments	$108,329,638	$89,225,202	$59,216,525	$28,761,065	$31,623
Gross tax appreciation of investments	—	—	—	—	$16
Gross tax depreciation of investments	$(10,703,436)	$(9,095,094)	$(6,465,017)	$(3,112,360)	(1,465)
Net tax appreciation (depreciation) of investments	$(10,703,436)	$(9,095,094)	$(6,465,017)	$(3,112,360)	$(1,449)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

9. Reorganization

On December 9, 2014, the Board of Directors approved an agreement and plan of reorganization (the reorganization), whereby the net assets of One Choice® 2015 Portfolio R6, one fund in a series issued by the corporation, were transferred to One Choice In Retirement Portfolio R6 in exchange for shares of One Choice In Retirement Portfolio R6. One Choice 2015 Portfolio R6 had reached its most conservative planned target asset allocation and its asset mix matched that of One Choice In Retirement Portfolio R6. The reorganization was executed to combine two funds that had the same target asset allocations, both funds’ investment objectives and strategies were substantially similar and their total expense ratios were expected to be the same. The financial statements and performance history of One Choice In Retirement Portfolio R6 survived after the reorganization. The reorganization was effective as of the close of the NYSE on March 27, 2015.

The reorganization was accomplished by a tax-free exchange of shares. On March 27, 2015, One Choice 2015 Portfolio R6 exchanged its shares for shares of One Choice In Retirement Portfolio R6 as follows:

Original Fund/Class	Shares Exchanged	New Fund/Class	Shares Received
One Choice 2015 Portfolio R6 – R6 Class	4,266,394	One Choice In Retirement Portfolio R6 – R6 Class	4,307,104

The net assets of One Choice 2015 Portfolio R6 and One Choice In Retirement Portfolio R6 immediately before the reorganization were $45,158,345 and $21,165,837, respectively. One Choice 2015 Portfolio R6's unrealized appreciation of $337,454 was combined with that of One Choice In Retirement Portfolio R6. Immediately after the reorganization, the combined net assets were $66,324,182.

45

Assuming the reorganization had been completed on August 1, 2014, the beginning of the annual reporting period, the pro forma results of operations for the year ended July 31, 2015 are as follows:

Net investment income (loss)	$1,277,071
Net realized and unrealized gain (loss)	756,159
Net increase (decrease) in net assets resulting from operations	$2,033,230

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of One Choice 2015 Portfolio R6 that have been included in the One Choice In Retirement Portfolio R6 Statement of Operations since March 27, 2015.

46

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice In Retirement Portfolio R6 — R6 Class
2016(4)	$10.49	0.15	(0.66)	(0.51)	(0.13)	(0.01)	(0.14)	$9.84	(4.88)%	0.00%(5)(6)	2.94%(5)	14%	$105,605
2015	$10.62	0.17	0.26	0.43	(0.25)	(0.31)	(0.56)	$10.49	4.14%	0.00%(6)	1.59%	42%	$80,452
2014	$10.00	0.23	0.61	0.84	(0.22)	—	(0.22)	$10.62	8.46%	0.00%(6)	2.16%	34%	$11,492
2013(7)	$10.00	—	—	—	—	—	—	$10.00	0.00%	0.00%	0.00%	0%	$25
One Choice 2020 Portfolio R6 — R6 Class
2016(4)	$10.93	0.16	(0.72)	(0.56)	(0.18)	(0.15)	(0.33)	$10.04	(5.29)%	0.00%(5)(6)	2.95%(5)	11%	$146,381
2015	$10.77	0.23	0.25	0.48	(0.24)	(0.08)	(0.32)	$10.93	4.55%	0.00%(6)	2.07%	26%	$119,077
2014	$10.00	0.25	0.67	0.92	(0.15)	—	(0.15)	$10.77	9.24%	0.00%(6)	2.36%	43%	$42,086
2013(7)	$10.00	—	—	—	—	—	—	$10.00	0.00%	0.00%	0.00%	0%	$25
One Choice 2025 Portfolio R6 — R6 Class
2016(4)	$11.11	0.17	(0.81)	(0.64)	(0.19)	(0.15)	(0.34)	$10.13	(5.83)%	0.00%(5)(6)	3.08%(5)	9%	$156,700
2015	$10.85	0.22	0.33	0.55	(0.24)	(0.05)	(0.29)	$11.11	5.05%	0.00%(6)	1.97%	27%	$123,508
2014	$10.00	0.22	0.78	1.00	(0.15)	—	(0.15)	$10.85	10.04%	0.00%(6)	2.04%	18%	$40,765
2013(7)	$10.00	—	—	—	—	—	—	$10.00	0.00%	0.00%	0.00%	0%	$25

47

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2030 Portfolio R6 — R6 Class
2016(4)	$11.22	0.17	(0.89)	(0.72)	(0.19)	(0.16)	(0.35)	$10.15	(6.51)%	0.00%(5)(6)	3.21%(5)	8%	$152,996
2015	$10.88	0.22	0.42	0.64	(0.23)	(0.07)	(0.30)	$11.22	5.94%	0.00%(6)	1.96%	27%	$125,170
2014	$10.00	0.23	0.81	1.04	(0.16)	—	(0.16)	$10.88	10.48%	0.00%(6)	2.13%	23%	$36,277
2013(7)	$10.00	—	—	—	—	—	—	$10.00	0.00%	0.00%	0.00%	0%	$25
One Choice 2035 Portfolio R6 — R6 Class
2016(4)	$11.37	0.18	(0.98)	(0.80)	(0.19)	(0.21)	(0.40)	$10.17	(7.17)%	0.00%(5)(6)	3.32%(5)	9%	$117,689
2015	$10.93	0.23	0.50	0.73	(0.23)	(0.06)	(0.29)	$11.37	6.74%	0.00%(6)	2.00%	28%	$94,600
2014	$10.00	0.24	0.87	1.11	(0.18)	—	(0.18)	$10.93	11.18%	0.00%(6)	2.19%	12%	$31,453
2013(7)	$10.00	—	—	—	—	—	—	$10.00	0.00%	0.00%	0.00%	0%	$25
One Choice 2040 Portfolio R6 — R6 Class
2016(4)	$11.46	0.19	(1.07)	(0.88)	(0.19)	(0.22)	(0.41)	$10.17	(7.81)%	0.00%(5)(6)	3.41%(5)	11%	$97,626
2015	$11.01	0.24	0.54	0.78	(0.25)	(0.08)	(0.33)	$11.46	7.15%	0.00%(6)	2.08%	25%	$79,603
2014	$10.00	0.24	0.96	1.20	(0.19)	—	(0.19)	$11.01	12.13%	0.00%(6)	2.25%	11%	$27,859
2013(7)	$10.00	—	—	—	—	—	—	$10.00	0.00%	0.00%	0.00%	0%	$25
One Choice 2045 Portfolio R6 — R6 Class
2016(4)	$11.57	0.19	(1.16)	(0.97)	(0.20)	(0.25)	(0.45)	$10.15	(8.54)%	0.00%(5)(6)	3.54%(5)	8%	$80,130
2015	$11.06	0.24	0.61	0.85	(0.26)	(0.08)	(0.34)	$11.57	7.72%	0.00%(6)	2.11%	29%	$60,848
2014	$10.00	0.23	1.02	1.25	(0.19)	—	(0.19)	$11.06	12.62%	0.00%(6)	2.13%	12%	$22,698
2013(7)	$10.00	—	—	—	—	—	—	$10.00	0.00%	0.00%	0.00%	0%	$25

48

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2050 Portfolio R6 — R6 Class
2016(4)	$11.58	0.19	(1.19)	(1.00)	(0.20)	(0.27)	(0.47)	$10.11	(8.85)%	0.00%(5)(6)	3.52%(5)	2%	$52,752
2015	$11.07	0.24	0.61	0.85	(0.26)	(0.08)	(0.34)	$11.58	7.76%	0.00%(6)	2.11%	26%	$42,162
2014	$10.00	0.23	1.05	1.28	(0.21)	—	(0.21)	$11.07	12.88%	0.00%(6)	2.11%	13%	$16,981
2013(7)	$10.00	—	—	—	—	—	—	$10.00	0.00%	0.00%	0.00%	0%	$25
One Choice 2055 Portfolio R6 — R6 Class
2016(4)	$11.76	0.20	(1.24)	(1.04)	(0.21)	(0.26)	(0.47)	$10.25	(9.08)%	0.00%(5)(6)	3.52%(5)	7%	$25,649
2015	$11.16	0.24	0.63	0.87	(0.26)	(0.01)	(0.27)	$11.76	7.90%	0.00%(6)	2.08%	25%	$19,006
2014	$10.00	0.13	1.19	1.32	(0.16)	—	(0.16)	$11.16	13.22%	0.00%(6)	1.14%	23%	$7,209
2013(7)	$10.00	—	—	—	—	—	—	$10.00	0.00%	0.00%	0.00%	0%	$25
One Choice 2060 Portfolio R6 — R6 Class
2016(8)	$10.00	0.15	(0.26)	(0.11)	(0.15)	—	(0.15)	$9.74	(1.17)%	0.00%(5)(6)	4.36%(5)	2%	$30

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Six months ended January 31, 2016 (unaudited).

(5)	Annualized.

(6)	Ratio was less than 0.005%.

(7)	For the one day period ended July 31, 2013 (fund inception).

(8)	September 30, 2015 (fund inception) through January 31, 2016 (unaudited).
See Notes to Financial Statements.

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Approval of Management Agreement

The Board of Directors of One Choice 2060 Portfolio R6 (the “Fund”) unanimously approved the initial management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), new contracts for investment advisory services are required to be approved by a majority of a fund’s independent directors and to be evaluated on an annual basis thereafter.

In advance of the Board’s consideration, the Advisor provided information concerning the Fund. The materials circulated and the discussions held detailed the investment objective and strategy proposed to be utilized by the Advisor, the Fund’s characteristics and key attributes, the rationale for launching the Fund, the experience of those designated to manage the Fund, the proposed pricing, and the markets in which the Fund would be sold. The information considered and the discussions held included, but were not limited to:

•	the nature, extent, and quality of investment management, shareholder services, and other services to be provided to the Fund;

•	the wide range of other programs and services to be provided to the Fund and its shareholders on a routine and non-routine basis;

•	the Fund’s proposed investment objective and strategy, including a discussion of the Fund’s anticipated investment performance and proposed benchmark;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Fund’s service providers; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

The Fund invests its non-cash assets entirely in other American Century Investments funds. The Fund does not pay an investment advisory fee to the Advisor. Rather, the Fund indirectly bears its pro rata share of the expenses incurred by the underlying funds. Each underlying fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operating of the fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the fund’s independent directors (including their independent legal counsel). The Board concluded that the underlying fund expenses incurred by the Fund were reasonable in light of the services provided to the Fund.

When considering the approval of the management agreement for the Fund, the independent Directors considered the entrepreneurial risk that the Advisor assumes in launching a new fund. In particular, they considered the effect of the unified management fee structure and the fact that the Advisor will assume a substantial part of the start-up costs of the Fund and the risk that the Fund will not grow to a level that will become profitable to the Advisor.

The Board considered the position that the Fund would take in the lineup of the American Century Investments’ family of funds and the benefits to shareholders of existing funds of the broadened product offering. Finally, while not specifically discussed, but important in the decision to approve the management agreement, is the Directors’ familiarity with the Advisor. The Board oversees and evaluates on a continuous basis the nature and quality of all services the Advisor performs for other funds within the American Century Investments’ complex. As such, the Directors have confidence in the Advisor’s integrity and competence in providing services to the Fund.

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The independent Directors considered all of the information provided by the Advisor and the independent Directors’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. The independent Directors concluded that the overall arrangements between the Fund and the Advisor, as provided in the management agreement, were fair and reasonable in light of the services to be provided and should be approved.

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Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds’ investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-378-9878. It is also available on the “About Us” page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s
website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds’ Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

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Contact Us	ipro.americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Services for the Deaf	711

American Century Asset Allocation Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-88419 1603

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are

55

effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX-99.906CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Asset Allocation Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	March 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	March 29, 2016

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	March 29, 2016

57